IVY FUNDS

Supplement Dated April 30, 2004 to Prospectus Dated January 28, 2004

(supplemented February 26, 2004)

The following information replaces the information in the Financial Highlights section of the prospectus for Ivy Cundill Global Value Fund, Ivy Dividend Income Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund.

Financial Highlights

The following information is to help you understand the financial performance of each of the classes of each Fund for the fiscal periods shown.  Certain information reflects financial results for a single Fund share.  Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions.

The Financial Highlights for the fiscal year ended December 31, 2003, for the Funds in Ivy Funds have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the Ivy Funds' annual report, which is incorporated by reference into its Statement of Additional Information.  The annual report contains additional performance information and will be made available upon request and without charge.  The Financial Highlights for the fiscal years ended on or before December 31, 2001 for the Funds in Ivy Funds have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional Information.

The information shown for Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund is that of Class A shares of the respective Advantus Fund ("predecessor fund") for periods prior to December 8, 2003.  On December 8, 2003, all assets of each predecessor fund, Classes A, B and C, merged into Class A shares of the respective Ivy Fund.  The information for periods prior to December 8, 2003 is included in the predecessor fund's financial statements, which have been audited by KPMG LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report of the predecessor fund.  The annual report contains additional performance information and will be made available upon request and without charge.

IVY CUNDILL GLOBAL VALUE FUND

	Selected Per-Share Data
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		Increase (Decrease) From Investment Operations			Less Distributions
		----------------------------------------------			---------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
1-1-03 to 12-31-03	$ 8.39	$0.01	$ 3.05	$ 3.06	$(0.04)	$(0.00)	$(0.04)	$11.41
1-1-02 to 12-31-02	9.64	0.00[c]	(1.17)	(1.17)	(0.00)	(0.08)	(0.08)	8.39
9-4-01[d] to 12-31-01	10.15	0.01	(0.23)	(0.22)	(0.02)	(0.27)	(0.29)	9.64
Class B
1-1-03 to 12-31-03	$8.32	$(0.06)	$ 3.00	$ 2.94	$(0.00)	$(0.00)	$(0.00)	$12.26
1-1-02 to 12-31-02	9.61	(0.05)[c]	(1.16)	(1.21)	(0.00)	(0.08)	(0.08)	8.32
9-26-01[d] to 12-31-01	9.26	0.01	0.62	0.63	(0.02)	(0.26)	(0.28)	9.61
Class C
1-1-03 to 12-31-03	$8.26	$(0.03)	$ 2.96	$ 2.93	$(0.00)	$(0.00)	$(0.00)	$11.19
1-1-02 to 12-31-02	9.57	(0.07)[c]	(1.16)	(1.23)	(0.00)	(0.08)	(0.08)	8.26
10-19-01[d] to 12-31-01	9.44	0.01	0.40	0.41	(0.02)	(0.26)	(0.28)	9.57
Class Y
7-24-03[d] to 12-31-03	$9.84	$0.02	$1.58	$1.60	$(0.04)	$(0.00)	$(0.04)	$11.40
Advisor Class[f]
1-1-03 to 12-31-03	$ 8.34	$(0.01)	$ 3.10	$ 3.09	$(0.06)	$(0.00)	$(0.06)	$ 11.37
1-1-02 to 12-31-02	9.55	0.04[c]	(1.17)	(1.13)	(0.00)	(0.08)	(0.08)	8.34
1-1-01 to 12-31-01	10.07	0.03	(0.25)	(0.22)	(0.02)	(0.28)	(0.30)	9.55
4-19-00[d] to 12-31-00	10.00	0.05	0.41	0.46	(0.19)	(0.20)	(0.39)	10.07
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)Annualized.
(c)Based on Average shares outstanding.
(d)Commencement of operations of the class.
(e)Not shown due to rounding.
(f)As of July 25, 2003, the Advisor Class is not available for investment.
(g)For the twelve months ended December 31, 2003.
		Ratios and Supplemental Data
		------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement	Ratio of Expenses to Average Net Assets without Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets without Reimbursement	Portfolio Turnover Rate

Class A
1-1-03 to 12-31-03	36.43%[a]	$ 30	2.05%	2.21%	0.18%	0.02%	24%
1-1-02 to 12-31-02	-12.17[a]	1	2.28	4.97	0.02	-2.67	122
9-4-01[d] to 12-31-01	-2.07[a]	-[e]	4.47[b]	31.77[b]	0.94[b]	-26.36[b]	57
Class B
1-1-03 to 12-31-03	35.34%	$7	3.20%	3.36%	-1.13%	-1.29%	24%
1-1-02 to 12-31-02	-12.62	2	2.84	5.53	-0.54	-3.23	122
9-26-01[d] to 12-31-01	6.91	1	6.04[b]	39.53[b]	0.60[b]	-32.89[b]	57
Class C
1-1-03 to 12-31-03	35.47%	$11	2.93%	3.10%	-0.83%	-1.00%	24%
1-1-02 to 12-31-02	-12.88	-[e]	3.10	5.79	-0.80	-3.49	122
10-19-01[d] to 12-31-01	4.44	-[e]	7.71[b]	51.61[b]	0.99[b]	-42.91[b]	57
Class Y
7-24-03[d] to 12-31-03	16.28%	$1	1.76%[b]	2.09%[b]	0.55%[b]	0.22%[b]	24%[g]
Advisor Class[f]
1-1-03 to 12-31-03	37.11%	$3	2.12%	2.28%	-0.07%	-0.23%	24%
1-1-02 to 12-31-02	-11.86	2	1.83	4.52	0.47	-2.22	122
1-1-01 to 12-31-01	-2.13	1	1.40	10.30	0.37	-8.53	57
4-19-00[d] to 12-31-00	4.66	1	1.95[b]	19.15[b]	0.70[b]	-16.50[b]	53

IVY DIVIDEND INCOME FUND

	Selected Per-Share Data
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		Increase (Decrease) From Investment Operations			Less Distributions
		----------------------------------------------			---------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
6-30-03[c] to 12-31-03	$ 10.00	$0.04	$ 1.03	$ 1.07	$(0.04)	$(0.00)	$(0.04)	$11.03
Class B
6-30-03[c] to 12-31-03	$ 10.00	$0.01	$ 1.03	$ 1.04	$(0.01)	$(0.00)	$(0.01)	$11.03
Class C
6-30-03[c] to 12-31-03	$ 10.00	$0.01	$ 1.03	$ 1.04	$(0.01)	$(0.00)	$(0.01)	$11.03
Class Y
6-30-03[c] to 12-31-03	$ 10.00	$0.05	$ 1.03	$ 1.08	$(0.05)	$(0.00)	$(0.05)	$11.03
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)Annualized.
(c)Commencement of operations of the class.
		Ratios and Supplemental Data
		------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement	Ratio of Expenses to Average Net Assets without Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets without Reimbursement	Portfolio Turnover Rate

Class A
6-30-03[c] to 12-31-03	10.70%[a]	$ 16	1.11%[b]	1.81%[b]	1.34%[b]	0.64%[b]	16%
Class B
6-30-03[c] to 12-31-03	10.36%	$2	2.03%[b]	2.73%[b]	0.36%[b]	-0.34%[b]	16%
Class C
6-30-03[c] to 12-31-03	10.38%	$5	1.98%[b]	2.68%[b]	0.45%[b]	-0.25%[b]	16%
Class Y
6-30-03[c] to 12-31-03	10.78%	$1	1.25%[b]	1.95%[b]	1.08%[b]	0.38%[b]	16%

IVY EUROPEAN OPPORTUNITIES FUND

	Selected Per-Share Data
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		Increase (Decrease) From Investment Operations			Less Distributions
		---------------------------------------------			---------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
1-1-03 to 12-31-03	$13.20	$ 0.02	$ 6.71	$ 6.73	$(0.04)	$(0.00)	$(0.04)	$19.89
1-1-02 to 12-31-02	13.65	0.01[d]	(0.46)[a]	(0.45)	(0.00)	(0.00)	(0.00)	13.20
1-1-01 to 12-31-01	17.25	(0.08)	(3.49)[a]	(3.57)	(0.00)	(0.03)	(0.03)	13.65
1-1-00 to 12-31-00	17.13	(0.07)	0.82	0.75	(0.00)	(0.63)	(0.63)	17.25
5-4-99e to 12-31-99	10.01	0.00	16.35	16.35	(0.01)	(9.22)	(9.23)	17.13
Class B
1-1-03 to 12-31-03	$12.93	$ (0.07)	$ 6.50	$ 6.43	$(0.00)	$(0.00)	$(0.00)	$19.36
1-1-02 to 12-31-02	13.54	(0.10)[d]	(0.51)	(0.61)	(0.00)	(0.00)	(0.00)	12.93
1-1-01 to 12-31-01	17.26	(0.20)	(3.49)	(3.69)	(0.00)	(0.03)	(0.03)	13.54
1-1-00 to 12-31-00	17.13	(0.18)	0.83	0.65	(0.00)	(0.52)	(0.52)	17.26
5-24-99e to 12-31-99	10.21	(0.01)	16.15	16.14	(0.00)	(9.22)	(9.22)	17.13
Class C
1-1-03 to 12-31-03	$12.98	$ (0.07)	$ 6.52	$ 6.45	$(0.00)	$(0.00)	$(0.00)	$19.53
1-1-02 to 12-31-02	13.59	(0.10)[d]	(0.51)	(0.61)	(0.00)	(0.00)	(0.00)	12.98
1-1-01 to 12-31-01	17.32	(0.22)	(3.48)	(3.70)	(0.00)	(0.03)	(0.03)	13.59
1-1-00 to 12-31-00	17.13	(0.22)	0.88	0.66	(0.00)	(0.47)	(0.47)	17.32
10-24-99[e] to 12-31-99	11.57	(0.01)	6.00	5.99	(0.01)	(0.42)	(0.43)	17.13
Class Y
7-24-03[e] to 12-31-03	$14.88	$(0.04)	$5.12	$5.08	$(0.07)	$(0.00)	$(0.07)	$19.89
(a)Includes redemption fees added to paid-in capital.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)Annualized.
(d)Based on Average shares outstanding.
(e)Commencement of operations of the class.
(f)For the twelve months ended December 31, 2003.
		Ratios and Supplemental Data
		---------------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement	Ratio of Expenses to Average Net Assets without Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets without Reimbursement	Portfolio Turnover Rate
Class A
1-1-03 to 12-31-03	51.02%[b]	$38	2.26%	na	0.18%	na	123%
1-1-02 to 12-31-02	-3.30[a,b]	20	2.15	2.15%	0.06	0.06%	69
1-1-01 to 12-31-01	-20.67[a,b]	31	2.15	2.17	-0.44	-0.46	66
1-1-00 to 12-31-00	4.51[b]	55	1.83	na	-0.36	na	46
5-4-99[e] to 12-31-99	215.58[b]	14	2.22[c]	6.10[c]	-0.15[c]	-4.03[c]	108
Class B
1-1-03 to 12-31-03	49.73%	$29	3.00%	na	-0.47%	na	123%
1-1-02 to 12-31-02	-4.51	25	2.92	2.92%	-0.70	-0.70%	69
1-1-01 to 12-31-01	-21.35	34	2.89	2.91	-1.18	-1.20	66
1-1-00 to 12-31-00	4.12	57	2.59	na	-1.12	na	46
5-24-99[e] to 12-31-99	209.41	6	2.96[c]	6.84[c]	-0.89[c]	-4.77[c]	108
Class C
1-1-03 to 12-31-03	49.69%	$23	2.98%	na	-0.43%	na	123%
1-1-02 to 12-31-02	-4.49	19	2.92	2.92%	-0.70	-0.70%	69
1-1-01 to 12-31-01	-21.32	25	2.91	2.93	-1.20	-1.22	66
1-1-00 to 12-31-00	3.98	50	2.58	na	-1.11	na	46
10-24-99[e] to 12-31-99	51.80	8	2.96[c]	6.84[c]	-0.89[c]	-4.77[c]	108
Class Y
7-24-03[e] to 12-31-03	34.14%	$3	1.51%	na	-0.58%[c]	na	123%[f]

IVY GLOBAL NATURAL RESOURCES FUND

	Selected Per-Share Data
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		Increase (Decrease) From Investment Operations			Less Distributions
		------------------------------------------------			-----------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
1-1-03 to 12-31-03	$11.50	$(0.10)	$ 5.14	$ 5.24	$(0.05)	$(0.00)	$(0.05)	$16.69
1-1-02 to 12-31-02	11.05	(0.11)[d]	0.63[a]	0.52	(0.00)	(0.07)	(0.07)	11.50
1-1-01 to 12-31-01	9.74	0.04[d]	1.45	1.49	(0.18)	(0.00)	(0.18)	11.05
1-1-00 to 12-31-00	8.91	(0.07)	0.95	0.88	(0.05)	(0.00)	(0.05)	9.74
1-1-99 to 12-31-99	6.32	0.00[d]	2.59	2.59	(0.00)	(0.00)	(0.00)	8.91
Class B
1-1-03 to 12-31-03	$11.19	$(0.06)	$ 5.03	$ 4.97	$(0.00)	$(0.00)	$(0.00)	$16.16
1-1-02 to 12-31-02	10.81	(0.19)[d]	0.57	0.38	(0.00)	(0.00)	(0.00)	11.19
1-1-01 to 12-31-01	9.56	(0.02)[d]	1.42	1.40	(0.15)	(0.00)	(0.15)	10.81
1-1-00 to 12-31-00	8.77	(0.09)	0.90	0.81	(0.02)	(0.00)	(0.02)	9.56
1-1-99 to 12-31-99	6.27	(0.04)[d]	2.54	2.50	(0.00)	(0.00)	(0.00)	8.77
Class C
1-1-03 to 6-30-03	$10.97	$(0.01)	$ 0.80	$ 0.79	$(0.00)	$(0.00)	$(0.00)	$11.76
1-1-02 to 12-31-02	10.61	(0.18)[d]	0.55	0.37	(0.00)	(0.01)	(0.01)	10.97
1-1-01 to 12-31-01	9.40	(0.02)[d]	1.39	1.37	(0.16)	(0.00)	(0.16)	10.61
1-1-00 to 12-31-00	8.63	(0.07)	0.89	0.82	(0.05)	(0.00)	(0.05)	9.40
1-1-99 to 12-31-99	6.21	(0.04)[d]	2.46	2.42	(0.00)	(0.00)	(0.00)	8.63
Class Y
7-24-03[f] to 12-31-03	$12.60	$(0.00)	$4.16	$4.16	$(0.06)	$(0.00)	$(0.06)	$16.70
(a)Includes redemption fees added to paid-in capital.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)Annualized.
(d)Based on Average shares outstanding.
(e)Not shown due to rounding.
(f)Commencement of operations of the class.
(g)For the twelve months ended December 31, 2003.
		Ratios and Supplemental Data
		-----------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement	Ratio of Expenses to Average Net Assets without Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets without Reimbursement	Portfolio Turnover Rate

Class A
1-1-03 to 12-31-03	45.61%[b]	$95	1.89%	na	-0.66%	na	58%
1-1-02 to 12-31-02	4.66[a,b]	17	2.22	2.38%	-0.91	-1.07%	67
1-1-01 to 12-31-01	15.40[b]	8	2.25	3.71	0.38	-1.08	169
1-1-00 to 12-31-00	9.86[b]	6	2.29	4.54	-0.69	-2.94	134
1-1-99 to 12-31-99	40.98[b]	6	2.16	4.53	0.02	-2.35	157
Class B
1-1-03 to 12-31-03	44.42%	$21	2.90%	na	-1.54%	na	58%
1-1-02 to 12-31-02	3.52	9	2.93	3.09%	-1.62	-1.78%	67
1-1-01 to 12-31-01	14.73	5	2.87	4.33	-0.24	-1.70	169
1-1-00 to 12-31-00	9.27	3	2.80	5.05	-1.20	-3.45	134
1-1-99 to 12-31-99	39.87	3	2.71	5.08	-0.53	-2.90	157
Class C
1-1-03 to 12-31-03	44.58%	$34	2.65%	na	-1.48%	na	58%
1-1-02 to 12-31-02	3.46	5	2.94	3.10%	-1.64	-1.80%	67
1-1-01 to 12-31-01	14.62	2	2.86	4.32	-0.23	-1.69	169
1-1-00 to 12-31-00	9.49	1	2.70	4.95	-1.10	-3.35	134
1-1-99 to 12-31-99	38.97	-[e]	2.73	5.10	-0.55	-2.92	157
Class Y
7-24-3[f] to 12-31-03	33.03%	$1	1.39%[c]	na	-0.54%[c]	na	58%[g]

IVY INTERNATIONAL FUND

	Selected Per-Share Data
	------------------------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations			Less Distributions
		------------------------------------------------------			-------------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
1-1-03 to 12-31-03	$16.35	$(0.02)	$ 4.41	$ 4.29	$(0.00)	$(0.00)	$(0.00)	$20.64
1-1-02 to 12-31-02	20.69	0.06[d]	(4.40)[a]	(4.34)	(0.00)	(0.00)	(0.00)	16.35
1-1-01 to 12-31-01	26.20	0.05	(5.56)[a]	(5.51)	(0.00)	(0.00)	(0.00)	20.69
1-1-00 to 12-31-00	47.09	0.19	(12.44)	(12.25)	(0.04)	(8.60)	(8.64)	26.20
1-1-99 to 12-31-99	41.20	0.30	8.31	8.61	(0.24)	(2.48)	(2.72)	47.09
Class B
1-1-03 to 12-31-03	$15.62	$(0.23)	$ 4.13	$ 3.90	$(0.00)	$(0.00)	$(0.00)	$19.52
1-1-02 to 12-31-02	20.03	(0.12)[d]	(4.29)	(4.41)	(0.00)	(0.00)	(0.00)	15.62
1-1-01 to 12-31-01	25.64	(0.21)	(5.40)	(5.61)	(0.00)	(0.00)	(0.00)	20.03
1-1-00 to 12-31-00	46.78	(0.17)	(12.33)	(12.50)	(0.04)	(8.60)	(8.64)	25.64
1-1-99 to 12-31-99	40.97	(0.06)	8.27	8.21	(0.00)	(2.40)	(2.40)	46.78
Class C
1-1-03 to 12-31-03	$15.52	$(0.20)	$ 4.07	$ 3.87	$(0.00)	$(0.00)	$(0.00)	$19.39
1-1-02 to 12-31-02	19.90	(0.11)[d]	(4.27)	(4.38)	(0.00)	(0.00)	(0.00)	15.52
1-1-01 to 12-31-01	25.46	(0.21)	(5.35)	(5.56)	(0.00)	(0.00)	(0.00)	19.90
1-1-00 to 12-31-00	46.57	(0.19)	(12.28)	(12.47)	(0.04)	(8.60)	(8.64)	25.46
1-1-99 to 12-31-99	40.79	(0.05)	8.23	8.18	(0.00)	(2.40)	(2.40)	46.57
Class Y
7-24-03[e] to 12-31-03	$17.69	$0.02	$2.94	$2.96	$(0.00)	$(0.00)	$(0.00)	$20.65
(a)Includes redemption fees added to paid-in capital.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)Annualized.
(d)Based on Average shares outstanding.
(e)Commencement of operations of the class.
(f)For the twelve months ended December 31, 2003.
(g)Not shown due to rounding.
		Ratios and Supplemental Data
		-----------------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement	Ratio of Expenses to Average Net Assets without Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets without Reimbursement	Portfolio Turnover Rate

Class A
1-1-03 to 12-31-03	26.24%[b]	$ 124	1.81%	na	-0.07%	na	136%
1-1-02 to 12-31-02	-20.96[a,b]	127	1.89	1.89%	0.32	0.32%	34
1-1-01 to 12-31-01	-21.03[a,b]	345	1.60	1.66	0.18	0.12	43
1-1-00 to 12-31-00	-17.26[b]	588	1.66	na	0.37	na	91
1-1-99 to 12-31-99	21.05[b]	1,574	1.66	na	0.63	na	7
Class B
1-1-03 to 12-31-03	24.97%	$ 55	2.84%	na	-1.06%	na	136%
1-1-02 to 12-31-02	-22.00	68	2.85	2.85%	-0.64	-0.64%	34
1-1-01 to 12-31-01	-21.88	137	2.54	2.60	-0.76	-0.82	43
1-1-00 to 12-31-00	-17.95	281	2.50	na	-0.47	na	91
1-1-99 to 12-31-99	20.15	541	2.42	na	-0.13	na	7
Class C
1-1-03 to 12-31-03	24.94%	$ 12	2.80%	na	-0.94%	na	136%
1-1-02 to 12-31-02	-22.00	14	2.83	2.83%	-0.62	-0.62%	34
1-1-01 to 12-31-01	-21.84	26	2.54	2.60	-0.76	-0.82	43
1-1-00 to 12-31-00	-17.97	57	2.49	na	-0.46	na	91
1-1-99 to 12-31-99	20.16	143	2.42	na	-0.13	na	7
Class Y
7-24-03[e] to 12-31-03	16.73%	__[g]	0.59%[c]	na	0.24%[c]	na	136%[f]

IVY INTERNATIONAL VALUE FUND

	Selected Per-Share Data
	------------------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations			Less Distributions
		----------------------------------------------------			-----------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
1-1-03 to 12-31-03	$ 7.65	$(0.02)	$ 2.10	$2.08	$(0.00)	$(0.00)	$(0.00)	$ 9.73
1-1-02 to 12-31-02	9.10	0.08[d]	(1.53)[a]	(1.45)	(0.00)	(0.00)	(0.00)	7.65
1-1-01 to 12-31-01	11.01	0.07	(1.96)[a]	(1.89)	(0.02)	(0.00)	(0.02)	9.10
1-1-00 to 12-31-00	11.99	0.14	(1.01)	(0.87)	(0.04)	(0.07)	(0.11)	11.01
1-1-99 to 12-31-99	9.48	0.09	2.54	2.63	(0.10)	(0.02)	(0.12)	11.99
Class B
1-1-03 to 12-31-03	$ 7.32	$(0.08)	$ 2.00	$1.92	$(0.00)	$(0.00)	$(0.00)	$ 9.24
1-1-02 to 12-31-02	8.97	0.01[d]	(1.66)	(1.65)	(0.00)	(0.00)	(0.00)	7.32
1-1-01 to 12-31-01	10.94	(0.02)	(1.93)	(1.95)	(0.02)	(0.00)	(0.02)	8.97
1-1-00 to 12-31-00	11.91	0.02	(0.96)	(0.94)	(0.01)	(0.02)	(0.03)	10.94
1-1-99 to 12-31-99	9.42	0.01	2.51	2.52	(0.01)	(0.02)	(0.03)	11.91
Class C
1-1-03 to 12-31-03	$ 7.32	$ (0.08)	$ 1.99	$1.91	$(0.00)	$(0.00)	$(0.00)	$ 9.23
1-1-02 to 12-31-02	8.97	0.01[d]	(1.66)	(1.65)	(0.00)	(0.00)	(0.00)	7.32
1-1-01 to 12-31-01	10.94	(0.02)	(1.93)	(1.95)	(0.02)	(0.00)	(0.02)	8.97
1-1-00 to 12-31-00	11.92	0.02	(0.97)	(0.95)	(0.01)	(0.02)	(0.03)	10.94
1-1-99 to 12-31-99	9.42	0.02	2.51	2.53	(0.01)	(0.02)	(0.03)	11.92
Class Y
7-24-03[e] to 12-31-03	$8.16	$(0.01)	$1.59	$1.58	$(0.00)	$(0.00)	$(0.00)	$9.74
(a)Includes redemption fees added to paid-in capital.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)Annualized.
(d)Based on Average shares outstanding.
(e)Commencement of operations of the class.
(f)For the twelve months ended December 31, 2003.
(g)Not shown due to rounding.
		Ratios and Supplemental Data
		---------------------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement	Ratio of Expenses to Average Net Assets without Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets without Reimbursement	Portfolio Turnover Rate

Class A
1-1-03 to 12-31-03	27.19%[b]	$ 9	2.28%	na	-0.19%	na	148%
1-1-02 to 12-31-02	-15.93[a,b]	8	1.77	2.32%	0.91	0.36%	48
1-1-01 to 12-31-01	-17.17[a,b]	13	1.77	2.15	0.58	0.20	39
1-1-00 to 12-31-00	-7.25[b]	24	1.74	1.92	0.96	0.78	36
1-1-99 to 12-31-99	27.79[b]	33	1.72	1.87	0.92	0.77	21
Class B
1-1-03 to 12-31-03	26.23%	$25	2.95%	na	-0.82%	na	148%
1-1-02 to 12-31-02	-18.39	28	2.50	3.05%	0.18	-0.37%	48
1-1-01 to 12-31-01	-17.84	46	2.50	2.88	-0.15	-0.53	39
1-1-00 to 12-31-00	-7.94	76	2.51	2.69	0.20	0.02	36
1-1-99 to 12-31-99	26.81	95	2.51	2.66	0.12	-0.03	21
Class C
1-1-03 to 12-31-03	26.09%	$ 8	3.01%	na	-0.82%	na	148%
1-1-02 to 12-31-02	-18.39	9	2.50	3.05%	0.18	-0.37%	48
1-1-01 to 12-31-01	-17.84	16	2.51	2.89	-0.16	-0.54	39
1-1-00 to 12-31-00	-7.97	30	2.51	2.69	0.19	0.01	36
1-1-99 to 12-31-99	26.91	44	2.49	2.64	0.14	-0.01	21
Class Y
7-24-03[e] to 12-31-03	19.36%	__[g]	1.47%[c]	na	-0.38%[c]	na	148%[f]

IVY PACIFIC OPPORTUNITIES FUND

	Selected Per-Share Data
	--------------------------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations			Less Distributions
		-------------------------------------------------------			--------------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
1-1-03 to 12-31-03	$5.96	$(0.02)	$ 3.17	$ 3.15	$(0.00)	$(0.00)	$(0.00)	$9.11
1-1-02 to 12-31-02	6.72	0.01[d]	(0.77)[a]	(0.76)	(0.00)	(0.00)	(0.00)	5.96
1-1-01 to 12-31-01	7.42	(0.03)[d]	(0.66)[a]	(0.69)	(0.01)	(0.00)	(0.01)	6.72
1-1-00 to 12-31-00	9.15	0.07	(1.74)	(1.67)	(0.06)	(0.00)	(0.06)	7.42
1-1-99 to 12-31-99	6.30	0.08	2.86	2.94	(0.08)	(0.01)	(0.09)	9.15
Class B
1-1-03 to 12-31-03	$5.75	$(0.06)	$ 2.92	$ 2.86	$(0.00)	$(0.00)	$(0.00)	$8.61
1-1-02 to 12-31-02	6.56	(0.04)[d]	(0.77)	(0.81)	(0.00)	(0.00)	(0.00)	5.75
1-1-01 to 12-31-01	7.33	(0.08)[d]	(0.68)	(0.76)	(0.01)	(0.00)	(0.01)	6.56
1-1-00 to 12-31-00	9.04	0.01	(1.71)	(1.70)	(0.01)	(0.00)	(0.01)	7.33
1-1-99 to 12-31-99	6.24	0.02	2.81	2.83	(0.02)	(0.01)	(0.03)	9.04
Class C
1-1-03 to 12-31-03	$5.75	$(0.05)	$ 2.98	$ 2.93	$(0.00)	$(0.00)	$(0.00)	$8.68
1-1-02 to 12-31-02	6.55	(0.03)[d]	(0.77)	(0.80)	(0.00)	(0.00)	(0.00)	5.75
1-1-01 to 12-31-01	7.31	(0.08)[d]	(0.67)	(0.75)	(0.01)	(0.00)	(0.01)	6.55
1-1-00 to 12-31-00	9.07	0.01	(1.71)	(1.70)	(0.06)	(0.00)	(0.06)	7.31
1-1-99 to 12-31-99	6.25	0.02	2.82	2.84	(0.01)	(0.01)	(0.02)	9.07
Class Y
7-24-03[e] to 12-31-03	$6.85	$(0.01)	$2.29	$2.28	$(0.00)	$(0.00)	$(0.00)	$9.13
(a)Includes redemption fees added to paid-in capital.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)Annualized.
(d)Based on Average shares outstanding.
(e)Commencement of operations of the class.
(f)For the twelve months ended December 31, 2003.
(g)Not shown due to rounding.
		Ratios and Supplemental Data
		-------------------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement	Ratio of Expenses to Average Net Assets without Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets without Reimbursement	Portfolio Turnover Rate

Class A
1-1-03 to 12-31-03	52.85%[b]	$18	2.64%	2.73%	-0.39%	-0.48%	187%
1-1-02 to 12-31-02	-11.31[a,b]	5	2.21	3.52	0.20	-1.11	16
1-1-01 to 12-31-01	-9.29[a,b]	6	2.21	3.57	-0.49	-1.85	82
1-1-00 to 12-31-00	-18.25[b]	9	2.16	3.10	0.83	-0.11	108
1-1-99 to 12-31-99	46.72[b]	13	2.19	2.84	1.01	0.36	23
Class B
1-1-03 to 12-31-03	49.74%	$6	3.46%	3.55%	-1.15%	-1.24%	187%
1-1-02 to 12-31-02	-12.35	3	2.96	4.27	-0.55	-1.86	16
1-1-01 to 12-31-01	-10.35	4	2.95	4.31	-1.22	-2.58	82
1-1-00 to 12-31-00	-18.80	6	2.92	3.86	0.07	-0.87	108
1-1-99 to 12-31-99	45.33	8	2.97	3.62	0.24	-0.41	23
Class C
1-1-03 to 12-31-03	50.96%	$2	3.48%	3.57%	-1.14%	-1.23%	187%
1-1-02 to 12-31-02	-12.21	1	2.94	4.25	-0.53	-1.84	16
1-1-01 to 12-31-01	-10.25	1	2.90	4.26	-1.18	-2.54	82
1-1-00 to 12-31-00	-18.79	2	3.03	3.97	-0.03	-0.97	108
1-1-99 to 12-31-99	45.41	1	3.03	3.68	0.18	-0.47	23
Class Y
7-24-03[e] to 12-31-03	33.28%	__g	2.01%[c]	2.18%[c]	-0.40%[c]	-0.57%[c]	187%[f]

IVY REAL ESTATE SECURITIES FUND

Historical information is presented for Advantus Real Estate Securities Fund Class A shares for the periods prior to December 8, 2003.

	Selected Per-Share Data
	---------------------------------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations			Less Distributions
		-------------------------------------------------			------------------------------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Net Realized Gains	Excess Distributions of Net Investment Income	Total Distributions	Net Asset Value End of Period
Class A
8-1-03 to 1-31-04 *	$13.42	$0.62	$2.08	$2.70	$(0.22)	$(0.19)	$(0.00)	$(0.41)	$15.71
8-1-02 to 7-31-03	11.93	0.48	1.72	2.20	(0.48)	(0.23)	0.00	(0.71)	13.42
8-1-01 to 7-31-02	11.67	0.32	1.01	1.33	(0.28)	(0.79)	0.00	(1.07)	11.93
8-1-00 to 7-31-01	11.23	0.51	0.47	0.98	(0.54)	0.00	0.00	(0.54)	11.67
8-1-99 to 7-31-00	10.25	0.43	1.00	1.43	(0.41)	(0.04)	0.00	(0.45)	11.23
2-25-99[b] to 7-31-99	10.02	0.18	0.31	0.49	(0.18)	0.00	(0.08)	(0.26)	10.25
Class B
12-8-03[b] to 1-31-04 *	$15.18	$0.17	$0.71	$0.88	$(0.17)	$(0.19)	$(0.00)	$(0.36)	$15.70
Class C
12-8-03[b] to 1-31-04 *	$15.18	$0.18	$0.71	$0.89	$(0.17)	$(0.19)	$(0.00)	$(0.36)	$15.71
Class Y
12-8-03[b] to 1-31-04 *	$15.18	$0.09	$0.80	$0.89	$(0.17)	$(0.19)	$(0.00)	$(0.36)	$15.71
* unaudited
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)Commencement of operations of the class.
(c)Annualized.
(d)For the six months ended January 31, 2004.
(e)Not shown due to rounding.
		Ratios and Supplemental Data
		--------------------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Waiver	Ratio of Expenses to Average Net Assets without Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets with Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets without Waiver	Portfolio Turnover Rate

Class A
8-1-03 to 1-31-04 *	19.86%[a]	$25	1.40%[c]	1.42%[c]	3.84%[c]	3.82%[c]	24%
8-1-02 to 7-31-03	19.65%[a]	$60	1.46	1.46	2.95	2.95	48
8-1-01 to 7-31-02	12.31[a]	32	1.50	1.69	2.83	2.64	101
8-1-00 to 7-31-01	9.10[a]	17	1.50	1.99	4.29	3.81	173
8-1-99 to 7-31-00	14.89[a]	12	1.50	2.72	4.26	3.04	117
2-25-99[b] to 7-31-99	4.78[a]	6	1.50[c]	3.49[c]	4.09[c]	2.10[c]	52
Class B
12-8-03[b] to 1-31-04 *	5.89%	$__[e]	2.19%[c]	na	1.98%[c]	na	24%[d]
Class C
12-8-03[b] to 1-31-04 *	5.96%	$1	2.20%[c]	na	2.51%[c]	na	24%[d]
Class Y
12-8-03[b] to 1-31-04 *	6.01%	$74	1.56%[c]	na	3.79%[c]	na	24%[d]

IVY SMALL CAP VALUE FUND

Historical information is presented for Advantus Venture Fund Class A shares for periods prior to December 8, 2003.

	Selected Per-Share Data
	--------------------------------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations				Less Distributions
		-------------------------------------------------				--------------------------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value End of Period

Class A
8-1-03 to 1-31-04*	$13.02	$(0.06)	$3.41	$3.35	$(0.00)	$(0.02)	$(0.00)	$(0.02)	$16.35
8-1-02 to 7-31-03	12.25	(0.09)	1.74	1.65	-[b]	(0.88)	(0.00)	(0.88)	13.02
8-1-01 to 7-31-02	15.05	(0.08)	(1.84)	(1.92)	0.00	(0.88)	(0.00)	(0.88)	12.25
8-1-00 to 7-31-01	11.47	(0.06)	4.04	3.98	0.00	(0.40)	(0.00)	(0.40)	15.05
8-1-99 to 7-31-00	11.20	0.05	0.32	0.37	(0.06)	(0.00)	(0.00)	(0.10)	11.47
8-1-98 to 7-31-99	12.03	0.10	(0.59)	(0.49)	(0.09)	(0.23)	(0.02)	(0.34)[c]	11.20
Class B
12-8-03[c] to 1-31-04*	$15.27	$(0.02)	$1.11	$109	$(0.00)	$(0.02)	$(0.00)	$(0.02)	$16.34
Class C
12-8-03[c] to 1-31-04*	$15.27	$(0.02)	$1.11	$109	$(0.00)	$(0.02)	$(0.00)	$(0.02)	$16.34
Class Y
12-8-03[c] to 1-31-04*	$15.27	$(0.02)	$1.12	$110	$(0.00)	$(0.02)	$(0.00)	$(0.02)	$16.35
* unaudited
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)Amount is less than $0.01.
(c)Commencement of operations of the class.
(d)Annualized.
(e)For the six months ended January 31, 2004.
		Ratios and Supplemental Data
		---------------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Waiver	Ratio of Expenses to Average Net Assets without Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets with Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets without Waiver	Portfolio Turnover Rate

Class A
8-1-03 to 1-31-04 *	25.75%[a]	$59	1.59%[d]	na	(0.69)%[d]	na	21%
8-1-02 to 7-31-03	14.91[a]	59	1.53	1.53%	(0.82)	(0.82)%	54
8-1-01 to 7-31-02	(13.27)[a]	53	1.27	1.37	(0.57)	(0.67)	37
8-1-00 to 7-31-01	35.18[a]	55	1.40	1.51	(0.56)	(0.67)	38
8-1-99 to 7-31-00	3.74[a]	31	1.40	1.71	0.63	0.32	169
8-1-98 to 7-31-99	(3.89)[a]	32	1.40	1.64	0.81	0.57	104
Class B
12-8-03[c] to 1-31-04 *	7.15%	$__[f]	2.17%[d]	na%	(1.70)%[d]	na%	21%[e]
Class C
12-8-03[c] to 1-31-04 *	7.15%	$1	2.17%[d]	na%	(1.73)%[d]	na%	21%[e]
Class Y
12-8-03[c] to 1-31-04 *	7.22%	$24	1.49%[d]	na%	(0.83)%[d]	na%	21%[e]

IVY VALUE FUND

Historical information is presented for Advantus Cornerstone Fund Class A shares for periods prior to December 8, 2003.

	Selected Per-Share Data
	----------------------------------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations			Less Distributions
		--------------------------------------------------			----------------------------------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value End of Period

Class A
8-1-03 to 1-31-04 *	$12.54	$0.08	$1.82	$1.90	$(0.05)	$(0.00)	$(0.00)	$(0.05)	$14.39
8-1-02 to 7-31-03	11.81	0.12	0.72	0.84	(0.11)	(0.00)	(0.00)	(0.11)	12.54
10-1-01 to 7-31-02	12.59	0.08	(0.78)	(0.70)	(0.08)	(0.00)	(0.00)	(0.08)	11.81
10-1-00 to 9-30-01	15.08	0.09	(2.50)	(2.41)	(0.08)	(0.00)	(0.00)	(0.08)	12.59
10-1-99 to 9-30-00	15.14	0.06	0.13	0.19	(0.05)	(0.13)	(0.06)	(0.25)[c]	15.08
10-1-98 to 9-30-99	13.88	0.15	1.26	1.41	(0.15)	(0.00)	(0.00)	(0.15)	15.14
10-1-97 to 9-30-98	18.68	0.16	(3.04)	(2.88)	(0.16)	(1.76)	(0.00)	(1.92)	13.88
Class B
12-8-03[c] to 1-31-04*	$13.63	$0.03	$0.75	$0.78	$(0.04)	$(0.00)	$(0.00)	$(0.04)	$14.37
Class C
12-8-03[c] to 1-31-04*	$13.63	$0.03	$0.75	$0.78	$(0.04)	$(0.00)	$(0.00)	$(0.04)	$14.37
Class Y
12-8-03[c] to 1-31-04*	$13.63	$0.01	$0.79	$0.80	$(0.04)	$(0.00)	$(0.00)	$(0.04)	$14.39
* unaudited
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)Annualized.
(c)Commencement of operations of the class.
(d)For the six months ended January 31, 2004.
(e)Not shown due to rounding.
		Ratios and Supplemental Data
		---------------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Waiver	Ratio of Expenses to Average Net Assets without Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets with Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets without Waiver	Portfolio Turnover Rate

Class A
8-1-03 to 1-31-04 *	15.04%[a]	$50	1.36%[b]	1.45%[b]	0.75%[b]	0.66%[b]	64%
8-1-02 to 7-31-03	7.23[a]	64	1.29	1.50	1.05	0.84	123
10-1-01 to 7-31-02	(5.72)[a]	58	1.24[b]	1.41[b]	0.70[b]	0.53[b]	95
10-1-00 to 9-30-01	(15.97)[a]	66	1.24	1.39	0.61	0.46	148
10-1-99 to 9-30-00	1.26[a]	81	1.24	1.34	0.43	0.33	180
10-1-98 to 9-30-99	10.13[a]	93	1.21	1.23	0.94	0.92	79
10-1-97 to 9-30-98	(16.45)[a]	94	1.16	1.25	0.98	0.89	114
Class B
12-8-03[c] to 1-31-04 *	5.70%	__[e]	2.04%[b]	na	(0.03)%[b]	na	64%[d]
Class C
12-8-03[c] to 1-31-04 *	5.70%	__[e]	2.04%[b]	na	(0.06)%[b]	na	64%[d]
Class Y
12-8-03[c] to 1-31-04 *	5.87%	$23	1.30%[b]	na	0.047%[b]	na	64%[d]

IVY FUNDS

Ivy Asset Strategy Fund

Ivy Balanced Fund

Ivy Core Equity Fund

Ivy Cundill Global Value Fund

Ivy Dividend Income Fund

Ivy European Opportunities Fund

Ivy Global Natural Resources Fund

Ivy International Fund

Ivy International Balanced Fund

Ivy International Growth Fund

Ivy International Value Fund

Ivy Large Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Pacific Opportunities Fund

Ivy Real Estate Securities Fund

Ivy Science and Technology Fund

Ivy Small Cap Growth Fund

Ivy Small Cap Value Fund

Ivy Tax-Managed Equity Fund

Ivy Value Fund

The Securities and Exchange Commission has not approved or disapproved the Funds' securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

Prospectus
January 28, 2004

Table of Contents
AN OVERVIEW OF THE FUNDS
Ivy Asset Strategy Fund
Ivy Balanced Fund
Ivy Core Equity Fund
Ivy Cundill Global Value Fund
Ivy Dividend Income Fund
Ivy European Opportunities Fund
Ivy Global Natural Resources Fund
Ivy International Fund
Ivy International Balanced Fund
Ivy International Growth Fund
Ivy International Value Fund
Ivy Large Cap Growth Fund
Ivy Mid Cap Growth Fund
Ivy Pacific Opportunities Fund
Ivy Real Estate Securities Fund
Ivy Science and Technology Fund
Ivy Small Cap Growth Fund
Ivy Small Cap Value Fund
Ivy Tax-Managed Equity Fund
Ivy Value Fund
ADDITIONAL INFORMATION ABOUT PRINCIPAL
INVESTMENT STRATEGIES AND RISKS
YOUR ACCOUNT
Choosing a Share Class
Ways to Set Up Your Account
Buying Shares
Selling Shares
Exchange Privileges
Distributions and Taxes
THE MANAGEMENT OF THE FUNDS
Portfolio Management
Management Fee
FINANCIAL HIGHLIGHTS

An Overview of the Fund

Goal

Ivy Asset Strategy Fund (formerly, W&R Asset Strategy Fund) seeks high total return over the long term.

Principal Strategies

Ivy Asset Strategy Fund seeks to achieve its goal by allocating its assets among stocks, bonds and short-term instruments.

  The stock class includes equity securities of all types, although Waddell & Reed Ivy Investment Company (WRIICO), the Fund's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that WRIICO believes are currently selling below their true worth. Growth stocks are those whose earnings WRIICO believes are likely to grow faster than the economy. The Fund may invest in the securities of any size company.
  The bond class includes all varieties of fixed-income instruments, such as corporate or U.S. Government debt securities, with remaining maturities of more than three years. This asset class may include a significant amount, up to 35% of the Fund's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's (S&P) and Ba and below by Moody's Investors Service (Moody's) or unrated bonds deemed by WRIICO to be of comparable quality.
  The short-term class includes all types of short-term instruments with remaining maturities of three years or less, including high-quality money market instruments.
  Within each of these classes, the Fund may invest in both domestic and foreign securities.

The Fund selects a mix which represents the way the Fund's investments will generally be allocated over the long term as indicated below. This mix will vary over shorter time periods as WRIICO changes the Fund's holdings based on its current outlook for the different markets. These changes may be based on such factors as interest rate changes, security valuation levels and a rise in the potential for growth stocks.

Portfolio Mix
Stocks 70%	Bonds 25%	Short-term 5%
(can range from 0-100%)	(can range from 0-100%)	(can range from 0-100%)

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Asset Strategy Fund. These include:

  WRIICO's skill in allocating the Fund's assets among different types of investments the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline prepayment of higher-yielding bonds held by the Fund
  the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small or medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Additionally, stock of smaller companies may experience volatile trading and price fluctuations.

Investments by the Fund in high yield/high risk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile, than higher-rated bonds.

As well, the Fund may invest a significant portion of its assets in foreign securities. Investing in foreign securities presents additional risks, such as foreign currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Asset allocation funds are designed for investors who want to diversify among stocks, bonds and short-term instruments, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, Ivy Asset Strategy Fund may be appropriate for you. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Asset Strategy Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The returns for periods prior to March 24, 2000 are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

  The bar chart presents the average annual total returns for Class C shares and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structure.
  The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Chart of Year-by-Year Returns
as of December 31 each year

1996	3.92%
1997	10.84%
1998	8.64%
1999	21.22%
2000	20.66%
2001	-11.74%
2002	2.31%
2003	10.55%

In the period shown in the chart, the highest quarterly return was 15.58% (the first quarter of 2000) and the lowest quarterly return was -8.25% (the first quarter of 2001).

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of broad-based, securities market indexes that are unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

Average Annual Total Returns as of December 31, 2003	1 Year ------	5 Years (or Life of Class) --------	10 Years (or Life of Class) --------
Class C (began on 04-20-1995)
Before Taxes[1]	10.55%	7.86%	7.58%
After Taxes on Distributions[1]	10.42%	5.98%	5.81%
After Taxes on Distributions
and Sale of Fund Shares[1]	6.90%	5.97%	5.72%
Class Y (began on 12-29-1995)
Before Taxes	11.49%	8.81%	8.76%
Class B (began on 07-03-2000)
Before Taxes	6.38%	0.37%
Class A (began on 07-10-2000)
Before Taxes	5.02%	0.23%
Indexes
S&P 500 Index[2]	28.72%	-0.58%	11.13%[3]
Citigroup Broad
Investment Grade Index[2]	4.20%	6.62%	7.64%[3]
Citigroup Short-Term
Index for 1 Month Certificates
of Deposit[2]	1.20%	3.78%	4.59%[3]
Lipper Flexible Portfolio
Funds Universe Average[4]	21.20%	2.14%	8.25%[3]

[1]The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

[2]Reflects no deduction for fees, expenses or taxes.

[3]Index comparison begins on April 30, 1995.

[4]Lipper Average is net of fees and expenses.

Fees and Expenses

Ivy Asset Strategy Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[3]	0.47%	0.64%	0.50%	0.39%
Total Annual Fund Operating Expenses	1.42%	2.34%	2.20%	1.34%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $1 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Restated for a change in the accounting services and administrative fees that became effective July 1, 2003.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$711	$ 998	$1,307	$2,179
Class B Shares	$637	$1,030	$1,350	$2,444[1]
Class C Shares	$223[2]	$ 688	$1,180	$2,534
Class Y Shares	$136	$ 425	$ 734	$1,613

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$711	$998	$1,307	$2,179
Class B Shares	$237	$730	$1,250	$2,444[1]
Class C Shares	$223	$688	$1,180	$2,534
Class Y Shares	$136	$425	$ 734	$1,613

[1]Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Ivy Balanced Fund

Goals

Ivy Balanced Fund seeks, as a primary goal, to provide current income to the extent that, in the opinion of Waddell & Reed Ivy Investment Company (WRIICO), the Fund's investment manager, market and economic conditions permit. As a secondary goal, the Fund seeks long-term appreciation of capital.

Principal Investment Strategies

Ivy Balanced Fund invests primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. In general, the Fund invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Fund owns common stocks in order to provide possible appreciation of capital and some dividend income. The Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Fund may also invest in foreign securities.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Balanced Fund. These include:

  WRIICO's skill in evaluating and selecting securities for the Fund and in allocating the Fund's assets among different types of investments an issuer of a debt security or other fixed income obligation may not make payments on the security when due an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund as well as a decline in its income the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Ivy Balanced Fund is designed for investors seeking current income and the potential for long-term appreciation of capital. You should consider whether the Fund fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of broad measures of market performance. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of the Advantus Spectrum Fund which along with its other classes of shares was reorganized as the Class A shares of the Ivy Balanced Fund on December 8, 2003. The Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and would differ only to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Balanced Fund. If those expenses were reflected, performance shown below would differ.

  The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.
  The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown for Advantus Spectrum Fund in the Financial Highlights section of this Prospectus and in the Fund 's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Chart of Year-by-Year Returns
as of December 31 each year

1994	-2.14%
1995	24.12%
1996	11.58%
1997	18.18%
1998	22.60%
1999	14.64%
2000	-10.33%
2001	-15.27%
2002	-9.30%
2003	20.59%

In the period shown in the chart, the highest quarterly return was 14.70% (the fourth quarter of 1998) and the lowest quarterly return was -17.38% (the first quarter of 2001).

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of broad-based securities market indexes that are unmanaged and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns[1] as of December 31, 2003	1 Year ------	5 Years -----------	10 Years (or Life of Class) -----------
Class A
Before Taxes	13.66%	-2.13%	5.83%
After Taxes on Distributions	13.34%	-3.40%	3.48%
After Taxes on Distributions
and Sale of Fund Shares	8.95%	-1.72%[2]	4.08%
Indexes
S&P 500 Index[3]	28.72%	-0.58%	11.07%
Citigroup Treasury/Government
Sponsored/Credit Index[3]	4.84%	6.69%	7.01%
Lipper Balanced Portfolio Funds
Universe Average[4]	19.09%	2.35%	8.09%

[1]Performance shown is that of the Advantus Spectrum Fund, the predecessor to Ivy Balanced Fund, for periods prior to December 8, 2003, restated to reflect current sales charges applicable to Class A shares of the Ivy Balanced Fund. Class A shares of the Ivy Balanced Fund would generally have had substantially similar returns to the Class A shares of the Advantus Spectrum Fund because they would have been invested in the same portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Spectrum Fund differ from expenses for Class A shares of Ivy Balanced Fund. Class B, C and Y shares are new classes of shares and have no performance history as of the date of this prospectus. Class B, C and Y shares will have substantially similar returns to Class A shares of the Fund, though returns would be different to the extent that sales loads, 12b-1 fees and expenses differ among the Classes.

[2]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

[3]Reflects no deduction for fees, expenses or taxes.

[4]Lipper Average is net of fees and expenses.

Fees and Expenses

Ivy Balanced Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[3]	0.61%	0.50%	0.50%	0.38%
Total Annual Fund Operating Expenses	1.56%	2.20%	2.20%	1.33%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Expenses are based on amounts incurred by Advantus Spectrum Fund during its last fiscal year, but have been restated to reflect current contractual arrangements.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$725	$1,039	$1,376	$2,325
Class B Shares	$623	$ 988	$1,280	$2,370[1]
Class C Shares	$223[2]	$ 688	$1,180	$2,534
Class Y Shares	$135	$ 421	$ 729	$1,601

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$725	$1,039	$1,376	$2,325
Class B Shares	$223	$ 688	$1,180	$2,370[1]
Class C Shares	$223	$ 688	$1,180	$2,534
Class Y Shares	$135	$ 421	$ 729	$1,601

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Ivy Core Equity Fund

Goals

Ivy Core Equity Fund (formerly, W&R Core Equity Fund) seeks to provide capital growth and income.

Principal Strategies

Ivy Core Equity Fund seeks to achieve its goals by investing primarily in common stocks of large U.S. and foreign companies with dominant market positions in their industries. The Fund invests in securities that have the potential for capital appreciation or that WRIICO, the Fund's investment manager, expects to resist market decline. Although the Fund typically invests in large companies, it may invest in securities of any size company.

WRIICO attempts to select securities with growth and income possibilities by looking at many factors including the company's:

  profitability record
  history of improving sales and profits
  management
  leadership position in its industry
  stock price value
  dividend payment history

Generally, in determining whether to sell a security WRIICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/or the prospect of continued dividend payments. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Core Equity Fund. These include:

  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  WRIICO's skill in evaluating and selecting securities for the Fund

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Ivy Core Equity Fund is designed for investors who seek capital growth and income. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Core Equity Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The returns for periods prior to March 24, 2000 are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

  The bar chart presents the average annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structure.
  The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Chart of Year-by-Year Returns
as of December 31 each year

1994	-2.07%
1995	29.65%
1996	18.12%
1997	24.61%
1998	20.73%
1999	12.15%
2000	8.54%
2001	-15.84%
2002	-23.24%
2003	16.01%

In the period shown in the chart, the highest quarterly return was 17.05% (the second quarter of 1997) and the lowest quarterly return was -16.80% (the third quarter of 2002).

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

Average Annual Total Returns as of December 31, 2003	1 Year ------	5 Years (or Life of Class) --------	10 Years (or Life of Class) --------

Class C
Before Taxes[1]	16.01%	-1.82%	7.49%
After Taxes on Distributions[1]	16.01%	-2.88%	6.52%
After Taxes on Distributions
and Sale of Fund Shares[1]	10.41%	-1.05%[2]	6.62%
Class Y (began on 12-29-1995)
Before Taxes	17.08%	-0.97%	7.11%
Class A (began on 07-03-2000)
Before Taxes	10.52%	-9.60%
Class B (began on 07-11-2000)
Before Taxes	12.08%	-10.00%
Indexes
S&P 500 Index[3]	28.72%	-0.58%	11.07%
Lipper Large-Cap Core Funds
Universe Average[4]	25.59%	-1.75%	8.78%

[1]The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

[2]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

[3]Reflects no deduction for fees, expenses or taxes.

[4]Lipper Average is net of fees and expenses.

Fees and Expenses

Ivy Core Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[3]	0.38%	0.66%	0.49%	0.27%
Total Annual Fund Operating Expenses	1.33%	2.36%	2.19%	1.22%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $1 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Restated for a change in the accounting services and administrative fees that became effective July 1, 2003.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$703	$ 972	$1,262	$2,084
Class B Shares	$639	$1,036	$1,360	$2,437[1]
Class C Shares	$222[2]	$ 685	$1,175	$2,524
Class Y Shares	$124	$ 387	$ 670	$1,477

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$703	$972	$1,262	$2,084
Class B Shares	$239	$736	$1,260	$2,437[1]
Class C Shares	$222	$685	$1,175	$2,524
Class Y Shares	$124	$387	$ 670	$1,477

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Ivy Cundill Global Value Fund

Goal

Ivy Cundill Global Value Fund seeks long-term capital growth. Any income realized will be incidental.

Principal Strategies

Ivy Cundill Global Value Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) throughout the world, including emerging market countries, that the Fund's management team of Peter Cundill & Associates, the Fund's sub-advisor, believes are trading below their estimated "intrinsic value."

"Intrinsic value" is the perceived realizable market value, determined through the management team's analysis of the companies' financial statements (and includes factors such as earnings, cash flows, dividends, business prospects, management capabilities and other catalysts for potentially increasing shareholder value).

To control its exposure to certain risks, the Fund may use certain derivative investment techniques (such as foreign currency exchange transactions and forward foreign currency contracts).

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Cundill Global Value Fund. These include:

  Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund. This is called management risk.
  Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.
  Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.
  The risks of investing in foreign securities are more acute in countries with developing economies.
  The Fund may not be able to readily dispose of illiquid securities promptly at an acceptable price.
  The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements). The use of these derivative investment techniques involves a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgment of the Fund's sub-advisor as to the certain market movements is incorrect, the risk of losses that are greater than if the derivative technique(s) had not been used.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Ivy Cundill Global Value Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Cundill Global Value Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the average annual total returns for Advisor Class* and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Advisor Class shares because of variations in their respective expense structures.
  The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Chart of Year-by-Year Returns
as of December 31 each year[1]

2001	-2.13%
2002	-11.86%
2003	37.11%

In the period shown in the chart, the highest quarterly return was 16.69% (the second quarter of 2003) and the lowest quarterly return was -11.17% (the third quarter of 2002).

*As of July 25, 2003, the Advisor Class is not available for investment.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the CDSC for Class B and Class C shares, if applicable, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Advisor Class shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Advisor Class shares. After-tax returns for other Classes may vary.

Average Annual Total Returns as of December 31, 2003	1 Year ------	5 Years (or Life of Class) --------

Advisor Class (began on 04-19-2000)[1]
Before Taxes	37.11%	5.93%
After Taxes on Distributions	36.84%	5.00%
After Taxes on Distributions
and Sale of Fund Shares	24.21%	4.46%
Class A (began on 09-04-2001)
Before Taxes	28.58%	4.43%
Class B (began on 09-26-2001)
Before Taxes	31.34%	9.75%
Class C (began on 10-19-2001)
Before Taxes	35.47%	9.97%
Indexes
Morgan Stanley Capital International
World Index[2]	33.11%	-6.03%[3]
Lipper Global Funds
Universe Average[4]	32.09%	-4.47%[3]

1As of July 25, 2003, the Advisor Class is not available for investments.

[2]Reflects no deduction for fees, expenses or taxes.

[3]Index comparison begins on April 30, 2000.

[4]Lipper Average is net of fees and expenses.

Fees and Expenses

Ivy Cundill Global Value Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%	None	None	2.00%

Annual Fund Operating Expenses[4] (expenses that are deducted from Fund assets)	Class A Shares --------	Class B Shares --------	Class C Shares --------	Class Y Shares --------

Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses	0.86%	0.98%	0.90%	0.74%
Total Annual Fund Operating Expenses	2.11%	2.98%	2.90%	1.99%
Expenses reimbursed[5]	0.00%	0.00%	0.00%	0.00%
Net Fund operating expenses	2.11%[6]	2.98%	2.90%[6]	1.99%[6]

[1]The contingent deferred sales charge (CDSC) which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $1 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Class A and Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge.

[4]The expense information shown has been restated to reflect current fees. Expenses reimbursed are estimated based on Class A.

5WRIICO has contractually agreed to reimburse the Fund's expenses for the fiscal year ending December 31, 2004, and for the following seven years, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 2.50% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses).

[6]The Net Fund Operating Expenses shown reflect the maximum amount contractually payable; however, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and Waddell & Reed Services Company (WRSCO), the Fund's transfer agent, have voluntarily agreed to waive expenses for Class A, Class C and Class Y shares so that the total annual fund operating expenses do not exceed the following levels: Class A, 1.90%; Class C, 2.55% and Class Y, 1.40%. IFDI and WRSCO may change or terminate this waiver at any time.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$777	$1,198	$1,644	$2,876
Class B Shares	$701	$1,221	$1,667	$3,092[1]
Class C Shares	$293[2]	$ 898	$1,528	$3,223
Class Y Shares	$202	$ 626	$1,075	$2,321

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$777	$1,198	$1,644	$2,876
Class B Shares	$301	$ 921	$1,567	$3,092[1]
Class C Shares	$293	$ 898	$1,528	$3,223
Class Y Shares	$202	$ 626	$1,075	$2,321

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Goals

Ivy Dividend Income Fund seeks to provide income and long-term capital growth.

Principal Strategies

Ivy Dividend Income Fund seeks to achieve its goals by investing primarily in dividend-paying common stocks that WRIICO, the Fund's investment manager, believes also demonstrate favorable prospects for long-term capital growth. Although the Fund invests primarily in large companies, it may invest in companies of any size. The Fund will invest primarily in domestic securities but may also invest up to 25% of its total assets in foreign securities.

WRIICO attempts to select securities by considering a company's ability to sustain, and potentially increase, its dividend payments. It also typically considers other factors, which may include the company's:

  established operating history
  competitive dividend yields
  ·profitability record
  history of improving sales and profits
  management
  leadership position in its industry
  stock price value

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Dividend Income Fund. These include:

  the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  WRIICO's skill in evaluating and selecting securities for the Fund

Market risk for small to medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies, and growth stocks in general, may experience volatile trading and price fluctuations.

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Ivy Dividend Income Fund is designed for investors seeking income and long-term capital growth through a portfolio of primarily dividend-paying common stocks. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Dividend Income Fund has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table reflecting average annual returns.

Fees and Expenses

Ivy Dividend Income Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)	None	None	None	None

Annual Fund Operating
Expenses (expenses that are deducted from Fund assets)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[3]	0.53%	0.59%	0.61%	0.49%
Total Annual Fund Operating Expenses	1.48%	2.29%	2.31%	1.44%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]The data for Other Expenses is estimated for the initial fiscal year of the Fund. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years
Class A Shares	$717	$1,016
Class B Shares	$632	$1,015
Class C Shares	$234[1]	$ 721
Class Y Shares	$147	$ 456

If shares are not redeemed
at end of period:	1 Year	3 Years
Class A Shares	$717	$1,016
Class B Shares	$232	$ 715
Class C Shares	$234	$ 721
Class Y Shares	$147	$ 456

1A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Goal

Ivy European Opportunities Fund seeks long-term capital growth by investing in the securities markets of Europe.

Principal Strategies

Ivy European Opportunities Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (including common stock, preferred stock and securities convertible into common stock) of European companies, which may include:

  large European companies, or European companies of any size that provide special investment opportunities (such as privatized companies, those providing exceptional value, or those engaged in initial public offerings);
  small-capitalization companies in the more developed markets of Europe companies operating in Europe's emerging markets

The Fund's sub-advisor, Henderson Investment Management Ltd., uses a "bottom-up" investment approach, focusing on prospects for long-term earnings growth.

The Fund may also invest in European debt securities, up to 20% of which may be low-rated (commonly referred to as "high yield" or "junk" bonds). These securities typically are rated Ba or below by Moody's or BB or below by S&P (or are judged by the Fund's manager to be of comparable quality).

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy European Opportunities Fund. These include:

  Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund. This is called management risk.
  Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.
  Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.
  The risks of investing in foreign securities are more acute in countries with developing economies.
  Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies.
  Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).
  The Fund's debt security investments are susceptible to decline in a rising interest rate environment. The risk is more acute for debt securities with longer maturities.
  The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Certain of the Fund's debt security holdings may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds). Low-rated debt securities are considered speculative and could weaken the Fund's returns if the issuer defaults on its payment obligations.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Ivy European Opportunities Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy European Opportunities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.
  The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Chart of Year-by-Year Returns
as of December 31 each year

2000	4.51%
2001	-20.67%
2002	-3.30%
2003	51.02%

In the period shown in the chart, the highest quarterly return was 44.83% (the first quarter of 2000) and the lowest quarterly return was -21.29% (the third quarter of 2002).

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the CDSC for Class B and Class C shares, if applicable, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns as of December 31, 2003	1 Year ------	5 Years (or Life of Class) --------

Class A (began on 05-04-1999)
Before Taxes	42.34%	31.63%
After Taxes on Distributions	42.23%	25.58%
After Taxes on Distributions
and Sale of Fund Shares	27.55%	23.86%
Class B (began on 05-24-1999)
Before Taxes	45.73%	32.02%
Class C (began on 10-24-1999)
Before Taxes	46.69%	14.69%
Indexes
Morgan Stanley Capital International
EuropeSM Index[1]	38.54%	0.05%[2]
Lipper European Region Funds
Universe Average[3]	37.58%	3.12%[2]

[1]Reflects no deduction for fees, expenses or taxes.

[2]Index comparison begins on May 31, 1999.

[3]Lipper Average is net of fees and expenses.

Fees and Expenses

Ivy European Opportunities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%	None	None	2.00%

Annual Fund Operating Expenses[4] (expenses that are deducted from Fund assets)	Class A Shares --------	Class B Shares --------	Class C Shares --------	Class Y Shares --------

Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses	0.67%	0.73%	0.71%	0.48%
Total Annual Fund Operating Expenses	1.92%	2.73%	2.71%	1.73%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $1 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Class A and Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge.

[4]The expense information shown has been restated to reflect current fees. Expenses reimbursed are estimated based on Class A.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$759	$1,143	$1,552	$2,689
Class B Shares	$676	$1,147	$1,545	$2,863[1]
Class C Shares	$274[2]	$ 841	$1,435	$3,041
Class Y Shares	$176	$ 545	$ 939	$2,042

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$759	$1,143	$1,552	$2,689
Class B Shares	$276	$ 847	$1,445	$2,863[1]
Class C Shares	$274	$ 841	$1,435	$3,041
Class Y Shares	$176	$ 545	$ 939	$2,042

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Goal

Ivy Global Natural Resources Fund seeks long-term growth. Any income realized will be incidental.

Principal Strategies

Ivy Global Natural Resources Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:

  precious metals (such as gold, silver and platinum);
  ferrous and nonferrous metals (such as iron, aluminum, copper and steel);
  strategic metals (such as uranium and titanium);
  fossil fuels and chemicals;
  forest products and agricultural commodities
  undeveloped real property

The Fund's investment manager, Mackenzie Financial Corporation, uses an equity style that focuses on both growth and value. Companies targeted for investment have strong management and financial positions, adding balance with established low cost, low debt producers and positions that are based on anticipated commodity price trends. The Fund may have some emerging markets exposure in an attempt to achieve higher returns over the long-term.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Global Natural Resources Fund. These include:

  Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund. This is called management risk.
  Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.
  Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.
  The risks of investing in foreign securities are more acute in countries with developing economies.
  Many of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies.
  Since the Fund can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Fund could experience wider fluctuations in value than funds with more diversified portfolios.

Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations. Investing in physical commodities, such as gold, exposes the Fund to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Fund's other portfolio holdings.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Ivy Global Natural Resources Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Global Natural Resources Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.
  The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Chart of Year-by-Year Returns
as of December 31 each year
1997	6.95%
1998	-29.35%
1999	40.98%
2000	9.86%
2001	15.40%
2002	4.66%
2003	45.61%

In the period shown in the chart, the highest quarterly return was 24.19% (the fourth quarter of 2001) and the lowest quarterly return was -21.37% (the third quarter of 2001).

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the CDSC for Class B and Class C shares, if applicable, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns as of December 31, 2003	1 Year --------	5 Years (or Life of Class) ----------	10 Years (or Life of Class) -----------

Class A (began on 01-02-1997)
Before Taxes	37.24%	20.75%	9.93%
After Taxes on Distributions	37.08%	20.46%	8.69%
After Taxes on Distributions
and Sale of Fund Shares	24.25%	17.51%	7.62%
Class B (began on 01-02-1997)
Before Taxes	40.42%	21.16%	10.06%
Class C (began on 01-02-1997)
Before Taxes	44.58%	21.14%	9.80%
Indexes
Morgan Stanley Capital International
Commodity Related Index[1]	44.14%	13.55%	6.71%[2]
Lipper Natural Resources Funds
Universe Average[3]	32.84%	13.68%	7.33%[2]

[1]Reflects no deduction for fees, expenses or taxes.

[2]Index comparison begins on December 31, 1996.

[3]Lipper Average is net of fees and expenses.

Fees and Expenses

Ivy Global Natural Resources Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%	None	None	2.00%

Annual Fund Operating Expenses[4] (expenses that are deducted from Fund assets)	Class A Shares --------	Class B Shares --------	Class C Shares --------	Class Y Shares --------

Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses	0.47%	0.55%	0.52%	0.44%
Total Annual Fund Operating Expenses	1.72%	2.55%	2.52%	1.69%[5]

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $1 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Class A and Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge.

[4]The expense information shown has been restated to reflect current fees. Expenses reimbursed are estimated based on Class A.

[5]The Total Annual Fund Operating Expenses shown reflect the maximum annual fee payable; however, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have voluntarily agreed to waive expenses for Class Y shares so that the total annual fund operating expenses do not exceed 1.20%. IFDI and WRSCO may change or terminate this waiver at any time.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$740	$1,086	$1,455	$2,448
Class B Shares	$658	$1,093	$1,455	$2,680[1]
Class C Shares	$255[2]	$ 785	$1,340	$2,856
Class Y Shares	$172	$ 533	$918	$1,998

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$740	$1,086	$1,455	$2,448
Class B Shares	$258	$ 793	$1,355	$2,680[1]
Class C Shares	$255	$ 785	$1,340	$2,856
Class Y Shares	$172	$ 533	$918	$1,998

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Goals

Ivy International Fund seeks long-term growth. Consideration of current income is secondary to this principal objective.

Principal Strategies

Ivy International Fund invests at least 80% of its net assets in equity securities (including common stock, preferred stock and securities convertible into common stock) principally traded in European, Pacific Basin and Latin American markets.

To enhance potential return, the Fund may invest in countries with new or comparatively undeveloped economies.

WRIICO, the Fund's investment manager, uses an investment approach that focuses on:

  analyzing a company's financial statements
  taking advantage of overvalued or undervalued markets
  building a portfolio that is diversified by both region and sector

Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy International Fund. These include:

  Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund. This is called management risk.
  Equity securities typically represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. The risks of investing in foreign securities are more acute in countries with developing economies.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Ivy International Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy International Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.
  The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Chart of Year-by-Year Returns
as of December 31 each year

1994	3.92%
1995	12.64%
1996	19.72%
1997	10.38%
1998	7.34%
1999	21.05%
2000	-17.26%
2001	-21.03%
2002	-20.96%
2003	26.24%

In the period shown in the chart, the highest quarterly return was 16.41% (the fourth quarter of 1998) and the lowest quarterly return was -23.02% (the third quarter of 2002).

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the CDSC for Class B and Class C shares, if applicable, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns as of December 31, 2003	1 Year (or Life of Class --------	5 Years (or Life of Class) ----------	10 Years (or Life of Class) -----------
Class A
Before Taxes	18.98%	-5.75%	2.13%
After Taxes on Distributions	18.98%	-7.33%	0.91%
After Taxes on Distributions
and Sale of Fund Shares	12.34%	-3.79%[1]	2.07%
Class B (began on 10-22-1993)
Before Taxes	20.97%	-5.69%	1.79%
Class C (began on 04-30-1996)
Before Taxes	24.94%	-5.57%	-0.32%
Indexes
Morgan Stanley Capital International
E.A.FE. Index[2]	38.59%	-0.05%	4.47%
Lipper International Funds
Universe Average[3]	34.74%	1.28%	4.65%

[1]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

[2]Reflects no deduction for fees, expenses or taxes.

[3]Lipper Average is net of fees and expenses.

Fees and Expenses

Ivy International Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%	None	None	2.00%

Annual Fund Operating Expenses[4] (expenses that are deducted from Fund assets)	Class A Shares --------	Class B Shares --------	Class C Shares --------	Class Y Shares --------

Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.20%[5]	1.00%	1.00%	0.25%
Other Expenses	0.49%	0.87%	0.87%	0.49%
Total Annual Fund Operating
Expenses	1.69%	2.87%	2.87%	1.74%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $1 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Class A and Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge.

[4]The expense information shown has been restated to reflect current fees. Expenses reimbursed are estimated based on Class A.

[5]The annual service fee for Class A shares of the Fund may equal up to 0.25% on net assets attributable to outstanding shares issued on or after January 1, 1992. Since the calculation of the annual service fee does not take into account shares outstanding prior to January 1, 1992, this arrangement results in a rate of service fee that is lower than 0.25% of the net assets attributable to outstanding Class A shares of the Fund.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$737	$1,077	$1,440	$2,458
Class B Shares	$690	$1,189	$1,613	$2,911[1]
Class C Shares	$290[2]	$ 889	$1,513	$3,195
Class Y Shares	$177	$ 548	$ 944	$2,052

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$737	$1,077	$1,440	$2,458
Class B Shares	$290	$ 889	$1,513	$2,911[1]
Class C Shares	$290	$ 889	$1,513	$3,195
Class Y Shares	$177	$ 548	$ 944	$2,052

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Goal

Ivy International Balanced Fund seeks a high level of total return.

Principal Strategies

Ivy International Balanced Fund invests in equity and debt securities issued by large and small international companies and governmental agencies. Normally, the Fund invests approximately 50% to 70% of its assets in international equity securities. In addition, the Fund invests approximately 30% to 50% of its assets in international investment-grade debt securities.

In selecting equity securities the Fund's investment sub-advisor, Templeton Investment Counsel LLC, relies primarily on its analysis of the current market price of a company's securities relative to the company's long-term earnings potential. Debt securities are selected, after an analysis of trends in interest rates and economic conditions, based on the sub-advisor's judgment as to which securities are more likely to perform well under those conditions.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy International Balanced Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund as well as a decrease in the Fund's income the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline an issuer of a debt security or fixed income obligation may fail to make payments on the security when due

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. Changes in foreign currency exchange rates may increase or decrease the value of foreign securities or the amount of income or gain received on such securities. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investment choices.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Ivy International Balanced Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and is designed for investors seeking long-term focus. You should consider whether the Fund fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of broad measures of market performance. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of the Advantus International Balanced Fund which along with its other classes of shares was reorganized as the Class A shares of the Ivy International Balanced Fund on December 8, 2003. The Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and would differ only to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy International Balanced Fund. If those expenses were reflected, performance shown below would differ.

  The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.
  The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information for Advantus International Balanced Fund shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Chart of Year-by-Year Returns
as of December 31 each year

1995	12.63%
1996	17.41%
1997	5.12%
1998	3.55%
1999	15.66%
2000	1.27%
2001	-8.74%
2002	-3.73%
2003	37.93%

In the period shown in the chart, the highest quarterly return was 17.99% (the second quarter of 2003) and the lowest quarterly return was -12.46% (the third quarter of 2002).

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund.. The Fund's returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns[1] as of December 31, 2003	1 Year ------	5 Years -----------	Life of Class -----------

Class A (began on 9-16-1994)
Before Taxes	30.00%	5.99%	6.75%
After Taxes on Distributions	29.35%	4.46%	5.07%
After Taxes on Distributions
and Sale of Fund Shares	19.71%	4.40%	5.06%
Indexes
Morgan Stanley Capital International
EAFE Index[2]	38.59%	-0.05%	3.88%[3]
J.P. Morgan Non-U.S. Government
Bond Index[2]	18.62%	5.03%	6.98%[3]
Lipper Global Flexible Portfolio Funds
Universe Average[4]	26.93%	4.29%	8.59%[3]

[1]Performance shown is that of the Advantus International Balanced Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy International Balanced Fund. Class A shares of Ivy International Balanced Fund would generally have had substantially similar returns to the same class of shares of the Advantus International Balanced Fund because they would have been invested in the same portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus International Balanced Fund differ from expenses for Class A shares of Ivy International Balanced Fund. Class B, C and Y shares are new classes of shares and have no performance history as of the date of this prospectus. Class B, C and Y shares will have substantially similar returns to Class A shares of the Fund, though returns would be different to the extent that sales loads, 12b-1 fees and expenses differ among the Classes.

[2]Reflects no deduction for fees, expenses or taxes.

[3]Index comparison begins on September 30, 1994.

[4]Lipper Average is net of fees and expenses.

Fees and Expenses

Ivy International Balanced Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%	None	None	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[4]	0.46%	0.44%	0.44%	0.45%
Total Annual Fund Operating Expenses	1.41%	2.14%	2.14%	1.40%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Class A and Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge.

[4]Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements and estimated expenses for each Class.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$710	$996	$1,302	$2,169
Class B Shares	$617	$970	$1,249	$2,285[1]
Class C Shares	$217[2]	$670	$1,149	$2,472
Class Y Shares	$143	$443	$766	$1,680

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$710	$996	$1,302	$2,169
Class B Shares	$217	$670	$1,149	$2,285[1]
Class C Shares	$217	$670	$1,149	$2,472
Class Y Shares	$143	$443	$766	$1,680

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Goals

Ivy International Growth Fund (formerly, W&R International Growth Fund) seeks, as a primary goal, long-term appreciation of capital. As a secondary goal, the Fund seeks current income.

Principal Strategies

Ivy International Growth Fund seeks to achieve its goals by investing primarily in common stocks of foreign companies that WRIICO, the Fund's investment manager, believes have the potential for long-term growth represented by economic expansion within a country or region, as well as the privatization and/or restructuring of particular industries. The Fund emphasizes growth stocks, which are securities of companies whose earnings WRIICO believes are likely to grow faster than the economy. The Fund primarily invests in issuers of developed countries, and the Fund may invest in companies of any size.

WRIICO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

  a company's growth and earnings potential
  management of the company
  industry position of the company
  strength of the industry
  applicable economic, market and political conditions of the country in which the company is located

Generally, in determining whether to sell a security, WRIICO uses the same type of analysis that it uses in buying securities of that type. For example, WRIICO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer's country. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy International Growth Fund. These include:

  changes in foreign exchange rates, which may affect the value of the securities the Fund holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  WRIICO's skill in evaluating and selecting securities for the Fund

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investment choices.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies are more likely to have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Ivy International Growth Fund is designed for investors seeking long-term appreciation of capital by investing primarily in securities issued by foreign companies. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy International Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The returns for periods prior to March 24, 2000 are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

  The bar chart presents the average annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structure.
  The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Chart of Year-by-Year Returns
as of December 31 each year

1994	0.12%
1995	8.34%
1996	19.11%
1997	16.89%
1998	31.72%
1999	88.66%
2000	-24.49%
2001	-27.20%
2002	-19.88%
2003	22.22%

In the period shown in the chart, the highest quarterly return was 67.07% (the fourth quarter of 1999) and the lowest quarterly return was -18.66% (the third quarter of 2002).

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

Average Annual Total Returns as of December 31, 2003	1 Year ------	5 Years (or Life of Class) --------	10 Years (or Life of Class) --------

Class C
Before Taxes[1]	22.22%	0.31%	7.29%
After Taxes on Distributions[1]	22.22%	-1.96%	5.18%
After Taxes on Distributions
and Sale of Fund Shares[1]	14.44%	0.61%[2]	5.96%
Class Y (began on 12-29-1995)
Before Taxes	24.47%	1.54%	9.29%
Class A (began on 07-03-2000)
Before Taxes	16.39%	-15.14%
Class B (began on 07-10-2000)
Before Taxes	18.11%	-15.41%
Indexes
Morgan Stanley Capital International
E.A.FE. Index[3]	38.59%	-0.05%	4.47%
Lipper International Funds
Universe Average[4]	34.74%	1.28%	4.65%

[1]The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

[2]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

[3]Reflects no deduction for fees, expenses or taxes.

[4]Lipper Average is net of fees and expenses.

Fees and Expenses

Ivy International Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%	None	None	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[4]	1.02%	1.39%	1.10%	0.56%
Total Annual Fund Operating Expenses	2.12%	3.24%	2.95%	1.66%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $1 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Class A and Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge.

[4]Restated for a change in the accounting services and administrative fees that became effective July 1, 2003.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$778	$1,201	$1,649	$2,886
Class B Shares	$727	$1,298	$1,793	$3,279[1]
Class C Shares	$298[2]	$ 913	$1,552	$3,271
Class Y Shares	$169	$ 523	$ 902	$1,965

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$778	$1,201	$1,649	$2,886
Class B Shares	$327	$ 998	$1,693	$3,279[1]
Class C Shares	$298	$ 913	$1,552	$3,271
Class Y Shares	$169	$ 523	$ 902	$1,965

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Goals

Ivy International Value Fund seeks, as a primary goal, long-term capital growth. Consideration of current income is secondary to this principal objective.

Principal Strategies

Ivy International Value Fund invests at least 80% of its net assets in equity securities (including common stock, preferred stock and securities convertible into common stock) principally traded in European, Pacific Basin and Latin American markets.

WRIICO, the Fund's investment manager, uses a disciplined value approach while looking for investment opportunities around the world (including countries with new or comparatively undeveloped economies). Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

To control its exposure to certain risks, the Fund might engage in foreign currency exchange transactions and forward foreign currency contracts.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy International Value Fund. These include:

  Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.
  Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.
  The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements). The use of these derivative investment techniques involves a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgement of the Fund's manager as to the certain market movements is incorrect, the risk of losses that are greater than if the derivative technique(s) had not been used.
  Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the manager's opinion, undervalued. If the manager's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the manager has placed on it.

Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. The risks of investing in foreign securities are more acute in countries with developing economies.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Ivy International Value Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy International Value Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.
  The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Chart of Year-by-Year Returns
as of December 31 each year

1998	6.63%
1999	27.79%
2000	-7.25%
2001	-17.17%
2002	-15.93%
2003	27.19%

In the period shown in the chart, the highest quarterly return was 16.49% (the fourth quarter of 1998) and the lowest quarterly return was -22.75% (the third quarter of 2002).

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the CDSC for Class B and Class C shares, if applicable, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns as of December 31, 2003	1 Year --------	5 Years (or Life of Class) ----------	10 Years (or Life of Class) -----------
Class A (began on 05-13-1997)
Before Taxes	19.88%	-0.21%	-0.83%
After Taxes on Distributions	19.88%	-0.39%	-1.02%
After Taxes on Distributions
and Sale of Fund Shares	12.92%	-0.21%	-0.71%[1]
Class B (began on 05-13-1997)
Before Taxes	22.23%	-0.43%	-1.03%
Class C (began on 05-13-1997)
Before Taxes	26.09%	-0.25%	-1.06%
Indexes
Morgan Stanley Capital International
E.A.FE. Index[2]	38.59%	-0.05%	2.22%[3]
Lipper International Funds
Universe Average[4]	34.74%	1.28%	2.33%[3]

[1]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

[2]Reflects no deduction for fees, expenses or taxes.

[3]Index comparison begins on May 31, 1997.

[4]Lipper Average is net of fees and expenses.

Fees and Expenses

Ivy International Value Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%	None	None	2.00%

Annual Fund Operating Expenses[4] (expenses that are deducted from Fund assets)	Class A Shares --------	Class B Shares --------	Class C Shares --------	Class Y Shares --------

Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service
(12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses	1.08%	1.11%	1.24%	0.84%
Total annual Fund operating expenses	2.33%	3.11%	3.24%	2.09%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $1 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Class A and Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge.

[4]The expense information shown has been restated to reflect current fees. Expenses reimbursed are estimated based on Class A.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$798	$1,261	$1,749	$3,088
Class B Shares	$714	$1,260	$1,730	$3,237[1]
Class C Shares	$327[2]	$ 998	$1,693	$3,540
Class Y Shares	$212	$ 655	$1,124	$2,421

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$798	$1,261	$1,749	$3,088
Class B Shares	$314	$ 960	$1,630	$3,237[1]
Class C Shares	$327	$ 998	$1,693	$3,540
Class Y Shares	$212	$ 655	$1,124	$2,421

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Goal

Ivy Large Cap Growth Fund (formerly, W&R Large Cap Growth Fund) seeks the appreciation of your investment.

Principal Strategies

Ivy Large Cap Growth Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks issued by growth-oriented, large to medium sized U.S. and foreign companies that WRIICO, the Fund's investment manager, believes have appreciation possibilities. Growth stocks are those whose earnings WRIICO believes are likely to grow faster than the economy. Although WRIICO anticipates the majority of the Fund's investments to be in large to medium sized companies, the Fund may invest in companies of any size.

WRIICO attempts to select securities with appreciation possibilities by looking at many factors. These include:

  the company's market position, product line, technological position and prospects for increased earnings the management capability of the company being considered
  the short-term and long-term outlook for the industry being analyzed changes in economic and political conditions

WRIICO may also analyze the demands of investors for the security relative to its price. Securities may be chosen when WRIICO anticipates a development that might have an effect on the value of a security.

In general, WRIICO may sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Large Cap Growth Fund. These include:

  the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline the skill of WRIICO in evaluating and selecting securities for the Fund

Market risk for medium sized companies may be greater than the market risk for large companies. Such companies are more likely to have limited financial resources and inexperienced management. As well, stock of these companies may experience volatile trading and price fluctuations.

The Fund may invest a portion of its assets in foreign securities. Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Ivy Large Cap Growth Fund is designed for investors seeking long-term investment growth. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Large Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.
  The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Chart of Year-by-Year Returns
as of December 31 each year

2001	-23.50%
2002	-19.78%
2003	28.97%

In the period shown in the chart, the highest quarterly return was 11.88% (the fourth quarter of 2001) and the lowest quarterly return was -18.97% (the first quarter of 2001).

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the CDSC for Class B and Class C shares, if applicable, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns as of December 31, 2003	1 Year ------	5 Years (or Life of Class) ---------

Class A (began on 06-30-2000)
Before Taxes	21.55%	-3.54%
After Taxes on Distributions	21.55%	-3.65%
After Taxes on Distributions
and Sale of Fund Shares	14.01%	-2.82%[1]
Class C (began on 07-03-2000)
Before Taxes	27.84%	-2.80%
Class B (began on 07-06-2000)
Before Taxes	23.01%	-4.23%
Class Y (began on 07-06-2000)
Before Taxes	29.31%	-1.79%
Indexes
S&P 500 Index[2]	28.72%	-5.98%[3]
Lipper Large-Cap Growth Funds
Universe Average[4]	27.00%	-14.30%[3]

[1]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

[2]Reflects no deduction for fees, expenses or taxes.

[3]Index comparison begins on June 30, 2000.

[4]Lipper Average is net of fees and expenses.

Fees and Expenses

Ivy Large Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Management Fees[3]	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[4]	0.72%	1.58%	0.93%	0.52%
Total Annual Fund Operating Expenses	1.67%	3.28%	2.63%	1.47%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $1 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIICO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIICO's right to change or terminate this waiver.

[4]Restated for a change in the accounting services and administrative fees that became effective July 1, 2003.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$735	$1,071	$1,430	$2,438
Class B Shares	$731	$1,310	$1,812	$3,202[1]
Class C Shares	$266[2]	$ 817	$1,395	$2,964
Class Y Shares	$150	$ 465	$ 803	$1,757

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$735	$1,071	$1,430	$2,438
Class B Shares	$331	$1,010	$1,712	$3,202[1]
Class C Shares	$266	$ 817	$1,395	$2,964
Class Y Shares	$150	$ 465	$ 803	$1,757

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Goal

Ivy Mid Cap Growth Fund (formerly, W&R Mid Cap Growth Fund) seeks the growth of your investment.

Principal Strategies

Ivy Mid Cap Growth Fund seeks to achieve its goal by investing primarily in common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies comprising the Russell Mid-Cap Growth Index (Russell Mid-Cap) and that WRIICO, the Fund's investment manager, believes offer above-average growth potential.

In selecting companies, WRIICO may look at a number of factors, such as:

  new or innovative products or services
  adaptive or creative management
  strong financial and operational capabilities to sustain growth market potential
  profit potential

Generally, in determining whether to sell a stock, WRIICO uses the same type of analysis that it uses when buying stocks. For example, WRIICO may sell a holding if the company no longer meets the desired capitalization range or if the company position weakens in the industry or market. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Mid Cap Growth Fund. These include:

  the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the skill of WRIICO in evaluating and selecting securities for the Fund

Market risk for medium sized companies may be greater than that for large companies. Medium sized companies may have limited financial resources and less experienced management compared to large companies. Stocks of medium sized companies may experience volatile trading and price fluctuations.

Also, the Fund may invest, to a lesser extent, in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Ivy Mid Cap Growth Fund is designed for investors who are willing to accept greater risks than are present with many other mutual funds. The Fund is not intended for investors who desire assured income and conservation of capital. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Mid Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.
  The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Chart of Year-by-Year Returns
as of December 31 each year

2001	-12.71%
2002	-25.84%
2003	30.42%

In the period shown in the chart, the highest quarterly return was 17.54% (the second quarter of 2003) and the lowest quarterly return was -16.60% (the third quarter of 2002).

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the CDSC for Class B and Class C shares, if applicable, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns as of December 31, 2003	1 Year ------	5 Years (or Life of Class) --------
Class A (began on 06-30-2000)
Before Taxes	22.92%	-4.19%
After Taxes on Distributions	22.92%	-4.60%
After Taxes on Distributions
and Sale of Fund Shares	14.90%	-3.40%[1]
Class C (began on 07-03-2000)
Before Taxes	29.17%	-3.47%
Class B (began on 07-06-2000)
Before Taxes	25.03%	-4.66%
Class Y (began on 07-10-2000)
Before Taxes	-30.71%	-3.00%
Indexes
Russell Mid-Cap Growth Index[2]	42.76%	-11.53%[3]
Lipper Mid-Cap Growth Funds
Universe Average[4]	35.77%	-12.15%[3]

[1]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

[2]Reflects no deduction for fees, expenses or taxes.

[3]Index comparison begins on June 30, 2000.

[4]Lipper Average is net of fees and expenses.

Fees and Expenses

Ivy Mid Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Management Fees[3]	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[4]	0.94%	1.69%	1.15%	0.64%
Total Annual Fund Operating Expenses	2.04%[5]	3.54%	3.00%[5]	1.74%[5]

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $1 million or more of Class A shares that are redeemed within twelve months of purchase.

[34]The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIICO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIICO's right to change or terminate this waiver.

[4]Restated for a change in the accounting services and administrative fees that became effective July 1, 2003.

[5]The Total Annual Fund Operating Expenses shown reflect the maximum annual fee payable; however, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have voluntarily agreed to waive expenses for Class A, Class C and Class Y shares so that the total annual fund operating expenses do not exceed the following levels: Class A, 1.65%; Class C, 2.35% and Class Y, 1.25%. IFDI and WRSCO may change or terminate this waiver at any time.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$770	$1,178	$1,610	$2,808
Class B Shares	$757	$1,385	$1,936	$3,469[1]
Class C Shares	$303[2]	$ 927	$1,577	$3,318
Class Y Shares	$177	$ 548	$ 944	$2,052

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$770	$1,178	$1,610	$2,808
Class B Shares	$357	$1,085	$1,836	$3,469[1]
Class C Shares	$303	$ 927	$1,577	$3,318
Class Y Shares	$177	$ 548	$ 944	$2,052

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Goals

Ivy Pacific Opportunities Fund seeks, as a primary goal, long-term capital growth. Consideration of current income is secondary to this principal objective.

Principal Strategies

Ivy Pacific Opportunities Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies such as those whose securities are traded mainly on markets in the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, Sri Lanka, Australia and India. Although it is permitted to invest in Japan, the Fund does not currently anticipate doing so.

The Fund's manager uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Pacific Opportunities Fund. These include:

  Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.
  Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.
  Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the Fund normally invests a substantial portion of its assets in these countries, it is exposed to the following additional risks: securities that are even less liquid and more volatile than those in more developed foreign countries; unusually long settlement delays; less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against reparation of assets); abrupt changes in exchange rate regime or monetary policy; unusually large currency fluctuations and currency conversion costs; and high national debt levels (which may impede an issuer payment of principal and/or interest on external debt).

Investing in the Pacific region involves special risks beyond those described above. For example, certain Pacific region countries may be vulnerable to trade barriers and other protectionist measures that could have an adverse effect on the value of the Fund's portfolio. The limited size of the markets for some Pacific region securities can also make them more susceptible to investor perceptions, which can impact their value and liquidity.

Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility. Increased social or political unrest in some or all of these countries could cause further economic and market uncertainty.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Ivy Pacific Opportunities Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Pacific Opportunities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.
  The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Chart of Year-by-Year Returns
as of December 31 each year

1994	-24.88%
1995	1.59%
1996	20.50%
1997	-21.94%
1998	-20.56%
1999	46.72%
2000	-18.25%
2001	-9.29%
2002	-11.31%
2003	52.85%

In the period shown in the chart, the highest quarterly return was 40.73% (the second quarter of 1999) and the lowest quarterly return was -30.21% (the fourth quarter of 1997).

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the CDSC for Class B and Class C shares, if applicable, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns as of December 31, 2003	1 Year --------	5 Years (or Life of Class) ----------	10 Years (or Life of Class) -----------
Class A
Before Taxes	44.06%	6.81%	-2.30%
After Taxes on Distributions	44.06%	6.64%	-2.54%
After Taxes on Distributions
and Sale of Fund Shares	28.64%	5.52%	-1.88%[1]
Class B
Before Taxes	45.74%	6.63%	-2.66%
Class C (began on 04-30-1996)
Before Taxes	50.96%	7.03%	-0.79%
Indexes
Morgan Stanley Capital International Asia
Pacific Free (excluding Japan) Index[2]	48.67%	7.64%	-0.58%
Lipper Pacific Ex-Japan Funds
Universe Average[3]	46.50%	9.94%	-1.04%

[1]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

[2]Reflects no deduction for fees, expenses or taxes.

[3]Lipper Average is net of fees and expenses.

Fees and Expenses

Ivy Pacific Opportunities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%	None	None	2.00%

Annual Fund Operating Expenses[4] (expenses that are deducted from Fund assets)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses	1.73%	2.32%	1.92%	1.34%
Total Annual Fund Operating
Expenses	2.98%	4.32%	3.92%	2.59%
Expenses reimbursed[5]	0.23%	0.82%	0.42%	0.00%
Net Fund operating expenses	2.75%	3.50%	3.50%	2.59%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $1 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Class A and Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge.

[4]The expense information shown has been restated to reflect current fees. Expenses reimbursed are estimated based on Class A.

5WRIICO has contractually agreed to reimburse the Fund's expenses for the fiscal year ending December 31, 2003, and for the following seven years, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 2.50% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses).

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$837	$1,379	$1,946	$3,505
Class B Shares	$753	$1,374	$1,917	$3,699[1]
Class C Shares	$353[2]	$1,074	$1,817	$3,822
Class Y Shares	$262	$ 805	$1,375	$2,925

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$837	$1,379	$1,946	$3,505
Class B Shares	$353	$1,074	$1,817	$3,699[1]
Class C Shares	$353	$1,074	$1,817	$3,822
Class Y Shares	$262	$ 805	$1,375	$2,925

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Goal

Ivy Real Estate Securities Fund seeks total return through a combination of capital appreciation and current income.

Principal Strategies

Ivy Real Estate Securities Fund invests its assets primarily in real estate and real estate-related securities. ``Real estate securities'' include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. ``Real estate-related securities'' include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry.

Most of the Fund's real estate securities portfolio will consist of securities issued by Real Estate Investment Trusts (REITs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. In selecting securities, factors such as an issuer's financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition are considered by the Fund's investment sub-advisor, Advantus Capital Management, Inc. The Fund then invests in those issuers which its investment sub-advisor determines have potential for long-term sustainable growth in earnings.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Real Estate Securities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund the value of the Fund's investments may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing or other events affecting the value of real estate, buildings or other real estate fixtures the value of the Fund's securities issued by REITs (as discussed in "Additional Information about Principal Investment Strategies and Risks" below) will be adversely affected by changes in the value of the underlying property adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in the real estate and real estate related industry, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Ivy Real Estate Securities Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and is designed for investors seeking long-term focus. You should consider whether the Fund fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of broad measures of market performance. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of the Advantus Real Estate Securities Fund which along with its other classes of shares was reorganized as the Class A shares of the Ivy Real Estate Securities Fund on December 8, 2003. The Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and would differ only to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Real Estate Securities Fund. If those expenses were reflected, performance shown below would differ.

  The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.
  The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information for Advantus Real Estate Securities Fund shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Chart of Year-by-Year Returns
as of December 31 each year

2000	25.66%
2001	9.60%
2002	6.19%
2003	41.14%

In the period shown in the chart, the highest quarterly return was 13.57% (the second quarter of 2003) and the lowest quarterly return was -9.01% (the third quarter of 2002).

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund.. The Fund's returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns[1] as of December 31, 2003	1 Year ------	Life of Class -----------
Class A (began on 2-25-1999)
Before Taxes	33.03%	14.65%
After Taxes on Distributions	31.01%	12.19%
After Taxes on Distributions
and Sale of Fund Shares	21.99%	11.16%
Index
Wilshire Associates Real Estate
Securities Index[2]	37.01%	15.70%[3]
Lipper Real Estate Funds
Universe Average[4]	36.75%	15.30%[3]

[1]Performance shown is that of the Advantus Real Estate Securities Fund, the predecessor of Ivy Real Estate Securities Fund, for periods prior to December 8, 2003, restated to reflect current sales charges applicable to Class A shares of the Ivy Real Estate Securities Fund. Class A shares of Ivy Real Estate Securities Fund would generally have had substantially similar returns to Class A shares of the Advantus Real Estate Securities Fund because they would have been invested in the same portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Real Estate Securities Fund differ from expenses for Class A shares of Ivy Real Estate Securities Fund. Class B, C and Y shares are new classes of shares and have no performance history as of the date of this prospectus. Class B, C and Y shares will have substantially similar returns to Class A shares of the Fund, though returns would be different to the extent that sales loads, 12b-1 fees and expenses differ among the Classes.

[2]Reflects no deduction for fees, expenses or taxes.

[3]Index comparison begins on February 28, 1999.

[4]Lipper Average is net of fees and expenses.

Fees and Expenses

Ivy Real Estate Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Management Fees	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[3]	0.37%	0.30%	0.30%	0.41%
Total Annual Fund Operating Expenses	1.52%	2.20%	2.20%	1.56%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements and estimated expenses for each Class.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$721	$1,028	$1,356	$2,283
Class B Shares	$623	$ 988	$1,280	$2,360[1]
Class C Shares	$223[2]	$ 688	$1,180	$2,534
Class Y Shares	$159	$ 493	$ 850	$1,856

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$721	$1,028	$1,356	$2,283
Class B Shares	$223	$ 688	$1,180	$2,360[1]
Class C Shares	$223	$ 688	$1,180	$2,534
Class Y Shares	$159	$ 493	$ 850	$1,856

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Goal

Ivy Science and Technology Fund seeks long-term capital growth.

Principal Strategies

Ivy Science and Technology Fund seeks to achieve its goal of growth by concentrating its investments primarily in the equity securities of U.S. and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in the opinion of WRIICO, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Fund may invest in companies of any size.

WRIICO typically emphasizes growth potential in selecting stocks; that is, WRIICO seeks companies in which earnings are likely to grow faster than the economy. WRIICO may look at a number of factors in selecting securities for the Fund's portfolio. These include the issuer's:

  growth potential
  earnings potential
  management
  industry position
  applicable economic and market conditions

Generally, in determining whether to sell a security, WRIICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Science and Technology Fund. These include:

  the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industries the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Fund invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline
  WRIICO's skill in evaluating and selecting securities for the Fund

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies may experience volatile trading and price fluctuations.

The Fund may invest, to a lesser extent, in foreign securities. Investments in foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Ivy Science and Technology Fund is designed for investors who seek long-term capital growth by investing in an actively managed Fund that concentrates in securities of science and technology companies. This Fund is not suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Science and Technology Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The returns for periods prior to March 24, 2000 are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

  The bar chart presents the average annual total returns for Class C shares and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structure.
  The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Chart of YEAR-BY-YEAR Returns
as of December 31 each year

1998	44.03%
1999	177.01%[1]
2000	-26.31%
2001	-14.48%
2002	-26.57%
2003	30.17%

In the period shown in the chart, the highest quarterly return was 82.61% (the fourth quarter of 1999) and the lowest quarterly return was -23.25% (the second quarter of 2000).

1A substantial portion of the Fund's returns during this period is attributable to investments in initial public offerings (IPOs). No assurance can be given that the Fund will continue to be able to invest in IPOs to the same extent as it has in the past or that future IPOs in which the Fund invests will have as equally beneficial an impact on performance.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

Average Annual Total Returns as of December 31, 2003	1 Year --------	5 Years (or Life of Class) -----------	10 Years (or Life of Class) -----------
Class C (began on 07-31-1997)
Before Taxes[1]	30.17%	10.78%	15.02%
After Taxes on Distributions[1]	30.17%	9.49%	13.97%
After Taxes on Distributions
and Sale of Fund Shares[1]	19.61%	9.40%	13.16%
Class Y (began on 06-09-1998)
Before Taxes	31.75%	11.65%	14.39%
Class A (began on 07-03-2000)
Before Taxes	23.72%	-10.58%
Class B (began on 07-03-2000)
Before Taxes	25.82%	-10.57%
Indexes
Goldman Sachs Technology
Industry Composite Index[2]	54.19%	-5.04%	2.38%[3]
Lipper Science & Technology
Funds Universe Average[4]	55.75%	-2.78%	3.81%[3]

[1]The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

[2]Reflects no deduction for fees, expenses or taxes.

[3]Index comparison begins on July 31, 1997.

[4]Lipper Average is net of fees and expenses.

Fees and Expenses

Ivy Science and Technology Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[3]	0.71%	1.15%	0.83%	0.35%
Total Annual Fund Operating Expenses	1.81%	3.00%	2.68%	1.45%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $1 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Restated for a change in the accounting services and administrative fees that became effective July 1, 2003.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$748	$1,112	$1,499	$2,579
Class B Shares	$703	$1,227	$1,677	$3,035[1]
Class C Shares	$271[2]	$ 832	$1,420	$3,012
Class Y Shares	$148	$ 459	$ 792	$1,735

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$748	$1,112	$1,499	$2,579
Class B Shares	$303	$ 927	$1,577	$3,035[1]
Class C Shares	$271	$ 832	$1,420	$3,012
Class Y Shares	$148	$ 459	$ 792	$1,735

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Goal

Ivy Small Cap Growth Fund seeks growth of capital.

Principal Strategies

Ivy Small Cap Growth Fund seeks to achieve its goal by investing primarily in common stocks of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper, Inc. Small Cap Category (small cap stocks). The Fund emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting companies, WRIICO seeks companies whose earnings, it believes, are likely to grow faster than the economy. WRIICO may look at a number of factors regarding a company, such as:

  aggressive or creative management
  technological or specialized expertise
  new or unique products or services
  entry into new or emerging industries
  growth in earnings/growth in sales

Generally, in determining whether to sell a security, WRIICO uses the same type of analysis that it uses in buying securities. For example, WRIICO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Small Cap Growth Fund. These include:

  the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline
  WRIICO's skill in evaluating and selecting securities for the Fund

The Fund may invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience volatile trading and price fluctuations.

Due to the nature of the Fund's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Fund may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Ivy Small Cap Growth Fund is designed for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire assured income and conservation of capital. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Small Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The returns for periods prior to March 24, 2000 are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

  The bar chart presents the average annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structure.
  The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Chart of Year-by-Year Returns
as of December 31 each year

1994	12.75%
1995	32.14%
1996	2.30%
1997	21.12%
1998	44.57%
1999	61.42%
2000	-16.22%
2001	-2.64%
2002	-25.82%
2003	35.31%

In the period shown in the chart, the highest quarterly return was 40.97% (the fourth quarter of 1999) and the lowest quarterly return was -23.83% (the third quarter of 2001).

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

Average Annual Total Returns as of December 31, 2003	1 Year ------	5 Years (or Life of Class) --------	10 Years (or Life of Class) --------
Class C
Before Taxes[1]	35.31%	5.74%	13.43%
After Taxes on Distributions[1]	35.31%	2.66%	10.96%
After Taxes on Distributions
and Sale of Fund Shares[1]	22.95%	4.43%	11.21%
Class Y (began on 12-29-1995)
Before Taxes	36.74%	6.68%	12.45%
Class A (began on 07-03-2000)
Before Taxes	28.62%	-6.48%
Class B (began on 07-06-2000)
Before Taxes	30.90%	-5.89%
Indexes
Russell 2000 Growth Index[2]	48.56%	0.89%	5.41%
Lipper Small-Cap Growth Funds
Universe Average[3]	44.36%	4.88%	8.53%

[1]The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

[2]Reflects no deduction for fees, expenses or taxes.

[3]Lipper Average is net of fees and expenses.

Fees and Expenses

Ivy Small Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[3]	0.45%	0.78%	0.47%	0.25%
Total Annual Fund Operating Expenses	1.55%	2.63%	2.32%	1.35%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $1 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Restated for a change in the accounting services and administrative fees that became effective July 1, 2003.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$724	$1,036	$1,371	$2,314
Class B Shares	$666	$1,117	$1,495	$2,698[1]
Class C Shares	$235[2]	$ 724	$1,240	$2,656
Class Y Shares	$137	$ 428	$ 739	$1,624

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$724	$1,036	$1,371	$2,314
Class B Shares	$266	$ 817	$1,395	$2,698[1]
Class C Shares	$235	$ 724	$1,240	$2,656
Class Y Shares	$137	$ 428	$ 739	$1,624

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Goal

Ivy Small Cap Value Fund seeks long-term accumulation of capital.

Principal Strategies

Ivy Small Cap Value Fund primarily invests in various types of equity securities of small capitalization companies. Although a universal definition of small capitalization companies does not exist, the Fund generally defines small capitalization companies as those whose market capitalizations are similar to the market capitalizations of companies in the Russell 2000 Value Index. These equity securities will consist primarily of value common stocks, but may also include preferred stock and other securities convertible into equity securities. The Fund's purchase of equity securities may include common stocks that are part of initial public offerings. In selecting equity securities, the Fund's investment sub-advisor, State Street Research & Management Company, searches for those companies that appear to be undervalued or trading below their true worth, and examines such features as a firm's financial condition, business prospects, competitive position and business strategy. The Fund looks for companies that appear likely to come back into favor with investors, for reasons that may range from good prospective earnings or strong management teams to new products or services.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Small Cap Value Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund equity securities of small capitalization companies may be subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth the value of a security believed by the Fund's investment sub-advisor to be undervalued may never reach what the investment sub-advisor believes is its full value, or such security's value may decrease adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Ivy Small Cap Value Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and is designed for investors seeking long-term focus. You should consider whether the Fund fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of the Advantus Venture Fund which along with its other classes of shares was reorganized as the Class A shares of the Ivy Small Cap Value Fund on December 8, 2003. The Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and would differ only to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Small Cap Value Fund. If those expenses were reflected, performance shown below would differ.

  The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.
  The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information for Advantus Venture Fund shown in the Financial Highlights section of this Prospectus and in the Advantus Venture Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Chart of Year-by-Year Returns
as of December 31 each year

1998	-7.30%
1999	-3.93%
2000	26.51%
2001	15.98%
2002	-18.68%
2003	50.82%

In the period shown in the chart, the highest quarterly return was 22.35% (the second quarter of 2003) and the lowest quarterly return was -26.24% (the third quarter of 2002).

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund.. The Fund's returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns[1] as of December 31, 2003	1 Year ------	5 Years -----------	10 Years (or Life of Class) -----------
Class A (began on 1-31-1997)
Before Taxes	42.15%	10.26%	10.29%
After Taxes on Distributions	42.11%	9.16%	8.94%
After Taxes on Distributions
and Sale of Fund Shares	27.44%	8.17%	8.11%
Indexes
Russell 2000 Value Index[2]	46.07%	12.32%	11.87%[3]
Lipper Small-Cap Core Funds
Universe Average[4]	44.24%	10.07%	9.05%[3]

[1]Performance shown is that of the Advantus Venture Fund, the predecessor to Ivy Small Cap Value Fund, for periods prior to December 8, 2003, restated to reflect current sales charges applicable to Class A of the Ivy Small Cap Value Fund. Class A shares of Ivy Small Cap Value Fund would generally have had substantially similar returns to Class A shares of the Advantus Venture Fund because they would have been invested in the same portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Venture Fund differ from expenses for Class A shares of the Ivy Small Cap Value Fund. Class B, C and Y shares are new classes of shares and have no performance history as of the date of this prospectus. Class B, C and Y shares will have substantially similar returns to Class A shares of the Fund, though returns would be different to the extent that sales loads, 12b-1 fees and expenses differ among the Classes.

[2]Reflects no deduction for fees, expenses or taxes.

[3]Index comparison begins on January 31, 1997.

[4]Lipper Average is net of fees and expenses.

Fees and Expenses

Ivy Small Cap Value Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[3]	0.44%	0.32%	0.32%	0.38%
Total Annual Fund Operating Expenses	1.54%	2.17%	2.17%	1.48%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[34]Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements and estimated expenses for each class.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$723	$1,033	$1,366	$2,304
Class B Shares	$620	$ 979	$1,264	$2,342[1]
Class C Shares	$220[2]	$ 679	$1,164	$2,503
Class Y Shares	$151	$ 468	$ 808	$1,768

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$723	$1,033	$1,366	$2,304
Class B Shares	$220	$ 679	$1,164	$2,342[1]
Class C Shares	$220	$ 679	$1,164	$2,503
Class Y Shares	$151	$ 468	$ 808	$1,768

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Goal

Ivy Tax-Managed Equity Fund (formerly, W&R Tax-Managed Equity Fund) seeks long-term growth of capital while minimizing taxable gains and income to shareholders.

Principal Strategies

Ivy Tax-Managed Equity Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies that WRIICO considers to be high in quality and attractive in their long-term investment potential. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time. While the Fund typically invests in the common stocks of large to medium sized U.S. companies, it may invest in companies of any size, any industry or any country in order to achieve its goal.

WRIICO manages the Fund using an investment strategy that is sensitive to the potential impact of Federal income tax on shareholders' investment returns. The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of income and realized capital gains than funds managed without regard to Federal income tax consequences.

In selecting companies, WRIICO typically invests for the long term and selects securities that it believes offer strong opportunities for long-term growth of capital and that are attractively valued. While WRIICO primarily invests in growth stocks, it may also purchase value stocks. Value stocks are those that WRIICO believes are currently selling below their true worth.

When deciding to sell a security, WRIICO considers the negative tax impact of realizing capital gains and, if applicable, the positive tax impact of realizing capital losses. However, WRIICO may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of owning the security, or if more attractive investment opportunities are available. In addition, redemptions by shareholders may force the Fund to sell securities at an inappropriate time, potentially resulting in realized gains.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Tax-Managed Equity Fund. These include:

  the skill of WRIICO in evaluating and selecting securities for the Fund the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries that may result in performance less favorable than another investment mix might have produced adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline the Fund's tax-sensitive investment strategy failing to limit distributions of taxable income and net realized capital gains as contemplated

Market risk for small companies may be greater than that for medium and large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stocks of smaller companies, and growth stocks in general, may also experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Ivy Tax-Managed Equity Fund is designed for long-term taxable investors. If you are investing for the short-term (less than one year), you may suffer negative tax consequences. Market conditions may limit the Fund's ability to realize capital losses or to avoid dividend income. While the Fund tries to reduce the extent to which shareholders incur taxes on Fund distributions of income and net realized gains, the Fund does expect to distribute taxable income and/or net capital gains from time to time. Investors may realize capital gains when they sell their shares. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Tax-Managed Equity Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.
  The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Chart of Year-by-Year Returns
as of December 31 each year

2001	-23.28%
2002	-15.10%
2003	27.64%

In the period shown in the chart, the highest quarterly return was 11.34% (the second quarter of 2003) and the lowest quarterly return was -17.55% (the first quarter of 2001).

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the CDSC for Class B and Class C shares, if applicable, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Average Annual Total Returns as of December 31, 2003	1 Year -----	5 Years (or Life of Class) --------
Class A (began on 06-30-2000)
Before Taxes	20.30%	-10.30%
After Taxes on Distributions	20.30%	-10.30%
After Taxes on Distributions
and Sale of Fund Shares	13.20%	-8.00%[1]
Class C (began on 07-06-2000)
Before Taxes	26.17%	-9.78%
Class B (began on 07-13-2000)
Before Taxes	22.35%	-10.72%
Class Y2
Indexes
S&P 500 Index[3]	28.72%	-5.98%[4]
Lipper Large-Cap Growth
Funds Universe Average[5]	27.00%	-14.30%[4]

[1]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

[2]Class Y shares have been offered to the public since June 30, 2000. As of November 30, 2003, there have been no Class Y shares issued. Therefore, there is no Class Y return information to be included in the table.

[3]Reflects no deduction for fees, expenses or taxes.

[4]Index comparison begins on June 30, 2000.

[5]Lipper Average is net of fees and expenses.

Fees and Expenses

Ivy Tax-Managed Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Management Fees[3]	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[4]	1.27%	1.44%	1.64%	1.29%
Total Annual Fund Operating Expenses	2.17%	3.09%	3.29%	2.19%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $1 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIICO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIICO's right to change or terminate this waiver.

[4]Restated for a change in the accounting services and administrative fees that became effective July 1, 2003.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$782	$1,215	$1,672	$2,934
Class B Shares	$712	$1,254	$1,720	$3,185[1]
Class C Shares	$332[2]	$1,013	$1,717	$3,585
Class Y Shares	$222	$ 685	$1,175	$2,524

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$782	$1,215	$1,672	$2,934
Class B Shares	$312	$ 954	$1,620	$3,185[1]
Class C Shares	$332	$1,013	$1,717	$3,585
Class Y Shares	$222	$ 685	$1,175	$2,524

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Goal

Ivy Value Fund seeks long-term accumulation of capital.

Principal Strategies

Ivy Value Fund seeks to achieve its goal by investing, for the long term, in the common stocks of large-cap U.S. and foreign companies. The Fund seeks to invest in stocks that are, in the opinion of WRIICO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Fund typically invests in large-cap companies, it may invest in securities of any size company.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Value Fund. These include:

  WRIICO's skill in evaluating and selecting securities for the Fund the value of a security believed by WRIICO to be undervalued may never reach what the investment sub-advisor believes is its full value, or such security's value may decrease adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

The value of foreign securities may be subject to greater volatility than domestic securities due to factors such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information About Principal Investment Strategies and Risks."

Who May Want to Invest

Ivy Value Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and is designed for investors seeking long-term focus. You should consider whether the Fund fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. For the periods prior tp December 8, 2003, the performance shown below is the performance of the Class A shares of the Advantus Cornerstone Fund which along with its other classes of shares was reorganized as the Class A shares of the Ivy Value Fund on December 8, 2003. The Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and would differ only to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Value Fund. If those expenses were reflected, performance shown below would differ.

The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements, if any. If those arrangements had not been in place, the performance results would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information for Advantus Cornerstone Fund shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please check the Ivy web site at www.ivyfunds.com for more current performance information.

Chart of Year-by-Year Returns
as of December 31 each year

1995	32.93%
1996	30.14%
1997	21.08%
1998	0.70%
1999	0.02%
2000	-2.21%
2001	-10.81%
2002	-15.71%
2003	26.73%

In the period shown in the chart, the highest quarterly return was 16.17% (the second quarter of 2003) and the lowest quarterly return was -18.54% (the third quarter of 2002).

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund.. The Fund's returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns[1] as of December 31, 2003	1 Year ------	5 Years (or Life of Class) -----------	10 Years (or Life of Class) -----------
Class A (began on 9-16-1994)
Before Taxes	19.44%	-2.53%	6.43%
After Taxes on Distributions	19.16%	-2.79%	4.95%
After Taxes on Distributions
and Sale of Fund Shares	12.70%	-2.03%[2]	4.90%
Index
Russell 1000 Value Index[3]	30.03%	3.55%	12.93%[4]
Lipper Large-Cap Value Funds
Universe Average[5]	28.27%	2.07%	10.31%[4]

[1]Performance shown is that of the Advantus Cornerstone Fund, the predecessor of Ivy Value Fund, for periods prior to December 8, 2003, restated to reflect current sales charges applicable to Class A shares of the Ivy Value Fund. Class A shares of Ivy Value Fund would generally have had substantially similar returns to Class A shares of the Advantus Cornerstone Fund because they would have been invested in the same portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Cornerstone Fund differ from expenses for Class A shares of Ivy Value Fund. Class B, C and Y shares are new classes of shares and have no performance history as of the date of this prospectus. Class B, C and Y shares will have substantially similar returns to Class A shares of the Fund, though returns would be different to the extent that sales loads, 12b-1 fees and expenses differ among the Classes.

[2]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

[3]Reflects no deduction for fees, expenses or taxes.

[4]Index comparison begins on September 30, 1994.

[5]Lipper Average is net of fees and expenses.

Fees and Expenses

Ivy Value Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5%	1%	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A Shares ------	Class B Shares ------	Class C Shares ------	Class Y Shares ------

Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[3]	0.38%	0.34%	0.34%	0.35%
Total Annual Fund Operating Expenses	1.33%	2.04%	2.04%	1.30%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements and estimated expenses for each Class.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$703	$972	$1,262	$2,084
Class B Shares	$607	$940	$1,198	$2,185[1]
Class C Shares	$207[2]	$640	$1,098	$2,369
Class Y Shares	$132	$412	$713	$1,568

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$703	$972	$1,262	$2,084
Class B Shares	$207	$640	$1,098	$2,185[1]
Class C Shares	$207	$640	$1,098	$2,369
Class Y Shares	$132	$412	$713	$1,568

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Additional Information About Principal Investment Strategies and Risks

Ivy Asset Strategy Fund: The Fund seeks to achieve its goal of high total return over the long term by allocating its assets among a diversified portfolio of stocks, bonds, and short-term instruments. There is no guarantee, however, that the Fund will achieve its goal.

Allocating assets among different types of investments allows the Fund to take advantage of opportunities wherever they may occur, but also subjects the Fund to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and due to the credit quality of the issuer.

WRIICO regularly reviews the Fund's allocation of assets and makes changes to favor investments that it believes provide the best opportunity to achieve the Fund's goal. Although WRIICO uses its expertise and resources in choosing investments and in allocating assets, WRIICO's decisions may not always be beneficial to the Fund.

Generally, the mix of assets in the Fund will change from time to time depending on WRIICO's assessment of the market for each asset class. The allowable range and approximate percentage of the mix for each asset class, as a percentage of the Fund's total assets, are listed below. Some types of investments, such as indexed securities, may fall into more than one asset class.

Portfolio Mix
Stocks 70%	Bonds 25%	Short-term 5%
(can range from 0-100%)	(can range from 0-100%)	(can range from 0-100%)

WRIICO tries to balance the Fund's investment risks against potentially higher total returns by reducing the stock class allocation during stock market down cycles and typically increasing the stock class allocation during periods of strongly positive market performance. Generally, WRIICO makes asset shifts among classes gradually over time. WRIICO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Fund's mix.

As a defensive measure, the Fund may increase its holdings in the bond or short-term asset classes when WRIICO believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value; the Fund may also invest in derivative instruments for both defensive and speculative purposes. WRIICO may, as a temporary defensive measure, invest up to all of the Fund's assets in:

  money market instruments rated A-1 by S&P or Prime 1 by Moody's, or unrated securities judged by WRIICO to be of equivalent quality precious metals

Although WRIICO may seek to preserve appreciation in the Fund by taking a defensive position, doing so may prevent the Fund from achieving its investment objective.

Risks. An investment in Ivy Asset Strategy Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Low-rated Securities Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Small Company Risk
  Value Stock Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the Statement of Additional Information (SAI).

Ivy Balanced Fund: The Fund seeks to achieve its primary goal of providing current income, and its secondary goal of long-term appreciation of capital, by investing primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. In general, the Fund invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Fund owns common stocks in order to provide possible appreciation of capital and some dividend income. The Fund ordinarily invests at least 25% of its total assets in fixed income securities.

In its equity investments, the Fund invests primarily in medium to large, well-established companies, that typically issue dividend producing securities. The majority of the Fund's debt holdings are either U.S. Government securities or investment grade corporate bonds, that include bonds rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by the investment advisor to be of comparable quality. The Fund has no limitations on the range of maturities of debt securities in which it may invest. The Fund may also invest in foreign securities.

WRIICO may look at a number of factors in selecting securities for the Fund. For equity investments, it may emphasize a blend of value and growth potential. For value securities, WRIICO looks for undervalued companies whose asset value or earnings power is not reflected in the price of their stock. In selecting growth securities, it seeks to identify securities whose earnings are likely to grow faster than the economy. In selecting debt securities for the Fund, WRIICO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security, WRIICO uses the same analysis that it uses in order to determine if the equity security is still undervalued or has ceased to offer the desired growth potential. In determining whether to sell a debt security, WRIICO will consider whether the debt security continues to maintain minimal credit risk. WRIICO may also sell a security if the security ceases to produce income or otherwise to take advantage of attractive investment opportunities and/or to raise cash.

When WRIICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Balanced Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Value Stock Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Core Equity Fund: The Fund seeks to achieve its goals of capital growth and income by investing, during normal market conditions, in common stocks of large, high quality U.S. and to a lesser extent foreign, companies that are well-known, have been consistently profitable and have dominant positions in their industries. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities, primarily common stocks and securities convertible into common stocks. The Fund may also invest a limited amount of its assets in foreign securities. There is no guarantee, however, that the Fund will achieve its goals.

When WRIICO views stocks with high yields as less attractive than other common stocks, the Fund may hold lower-yielding common stocks because of their prospects for appreciation. When WRIICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (typically, investment grade) including commercial paper, short-term U.S. Government securities and/or preferred stocks. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Core Equity Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Cundill International Value Fund: The Fund seeks to achieve its goal of long-term capital growth by investing primarily in the equity securities of companies throughout the world.

The investment approach of Peter Cundill & Associates, Inc. (Cundill), the Fund's sub-advisor, is based on a contrarian "value" philosophy. Cundill looks for securities that are trading below their estimated intrinsic value. To determine the intrinsic value of a particular company, Cundill focuses primarily on the company's financial statements. Cundill also considers factors such as earnings, dividends, business prospects, management capabilities and potential catalysts (such as a change in management) to realize shareholder value. A security is purchased when the price reflects a significant discount to Cundill's estimate of the company's intrinsic value. Given the bottom-up or company-specific approach, Cundill does not forecast economies or corporate earnings and does not rely on market timing.

The Fund may from time to time take a defensive position, and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Cundill International Value Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Market Risk
  Prepayment Risk
  Securities Lending Risk
  Value Stock Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Dividend Income Fund The Fund seeks to achieve its goals of income and long-term capital growth by investing primarily in dividend-paying common stocks that WRIICO believes also demonstrate favorable prospects for long-term capital growth. There is no guarantee, however, that the Fund will achieve its goal.

The Fund will, under normal market conditions, invest at least 80% of its net assets in dividend-paying equity securities, which may include without limitation dividend-paying common stock, preferred stocks or convertible preferred stock. The Fund may also invest up to 25% of its total assets in foreign securities. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. The ability of common stocks and preferred stocks to generate income is dependent on the earnings and continuing declaration of dividends by the issuers of such securities. A convertible security is a bond, debenture, note, preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any such dividend changes or other changes in the underlying securities.

While the Fund invests primarily in dividend-paying equity securities, it may also invest up to 20% of its net assets in debt securities in seeking to achieve its goal. To the extent the Fund invests in debt securities, the Fund intends to primarily invest in investment-grade debt securities.

At times, when WRIICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities including short-term cash equivalent securities. By taking a temporary defensive position, the Fund may not achieve its goal.

Risks. An investment in Ivy Dividend Income Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy European Opportunities Fund: The Fund seeks to achieve its goal of long-term capital growth by investing primarily in the equity securities of companies located or otherwise doing business in European countries and covering a broad range of economic and industry sectors. The Fund may also invest a significant portion of its assets in European debt securities, up to 20% of which is considered below investment grade (commonly referred to as "high yield" or "junk" bonds). The Fund's sub-advisor follows a "bottom-up" approach to investing, which focuses on prospects for long-term earnings growth. Company selection is generally based on an analysis of a wide range of financial indicators (such as growth, earnings, cash, book and enterprise value), as well as factors such as market position, competitive advantage and management strength. Country and sector allocation decisions are driven by the company selection process.

The Fund may from time to time take a defensive position, and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy European Opportunities Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Initial Public Offering Risk
  Large Company Risk
  Low-rated Securities Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Securities Lending Risk
  Small Company Risk
  Value Stock Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Global Natural Resources Fund: The Fund seeks to achieve its goal of long-term growth by investing primarily in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. The Fund's investment manager targets for investment well managed companies that are expected to increase shareholder value through successful exploration and development of natural resources, balancing the Fund's portfolio with low cost, low debt producers that have outstanding asset bases, and positions that are based on anticipated commodity price trends. Additional emphasis is placed on sectors that are out of favor but appear to offer the most significant recovery potential over a one to three year period. All investment decisions are reviewed systematically and cash reserves may be allowed to build up when valuations seem unattractive. The Fund's investment manager attempts to minimize risk through diversifying the Fund's portfolio by commodity, country, issuer and asset class.

The Fund may from time to time take a defensive position, and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

The Fund can invest in precious metals and other physical commodities. Commodities trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for precious metals and other commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. The Fund may also pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

Risks. An investment in Ivy Global Natural Resources Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Diversification Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk
  Mid Cap Company Risk
  Securities Lending Risk
  Small Company Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy International Fund: The Fund seeks to achieve its principal goal of long-term capital growth by investing primarily in equity securities principally traded in European, Pacific Basin and Latin American markets. The Fund invests in a variety of economic sectors and industry segments to reduce the effects of price volatility in any one area, and usually is invested in at least three different countries. The Fund's investment manager focuses on expanding foreign economies and companies that generally have at least $1 billion in capitalization at the time of investment and a solid history of operations. Individual securities are selected on the basis of various indicators (such as earnings, cash flow, assets and long-term growth potential) and are reviewed for fundamental financial strength.

The Fund may from time to time take a defensive position, and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy International Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy International Balanced Fund: The Fund seeks to achieve its goal of a high level of total return by investing in equity and debt securities issued by large and small international companies and governmental agencies. Normally, the Fund invests approximately 50% to 70% of its assets in international equity securities. In addition, the Fund invests approximately 30% to 50% of its assets in international investment-grade debt securities. The Fund invests primarily in securities of companies or governments in developed foreign markets. However, the Fund may also invest up to 20% of its total assets in equity securities of companies located in developing or emerging markets. In addition, the Fund may invest up to 10% of its total assets in debt securities of companies or governments located in developing or emerging markets. (For purposes of the investment percentages described in the preceding sentences, collateral received in connection with securities lending shall not be considered Fund assets.) Under normal circumstances, the Fund will maintain investments in at least three foreign countries.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stock, preferred stock, warrants or rights to purchase such securities. In selecting these equity securities, the sub-advisor does a company-by-company analysis, rather than focusing on a specific industry or economic sector. The sub-advisor concentrates primarily on the market price of a company's securities relative to its view regarding the company's long-term earnings potential. A company's historical value measures, including price/earnings ratios, profit margins and liquidation value, will also be considered.

Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; bankers' acceptances; and structured investments which are more fully described in the SAI. In selecting debt securities the sub-advisor evaluates current, as well as expected future trends in, interest rates and general economic conditions, and then attempts to identify those securities and issuers which, in its judgment, are likely to perform well in such circumstances.

The Fund may also invest a lesser portion of its assets in closed-end investment companies, restricted and illiquid securities, U.S. government and domestic investment-grade debt securities, American Depositary Receipts, European Depositary Receipts, securities and index futures contracts, forward foreign currency exchange contracts, exchange-traded foreign currency futures contracts, securities of other mutual funds, options (the Fund may purchase and sell put and call options), repurchase agreement transactions, securities purchased on a when-issued or forward commitment basis and money market securities. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy International Balanced Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Securities Lending Risk
  Small Company Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy International Growth Fund: The Fund seeks to achieve its goal of long-term capital appreciation, with current income as a secondary goal, by investing primarily in a diversified portfolio of common stocks of growth-oriented foreign issuers. Growth securities are those whose earnings, WRIICO believes, are likely to have strong growth over several years. The Fund may also invest, to a lesser extent, in preferred stocks and debt securities. The debt securities may be of any maturity and will typically be investment grade. There is no guarantee, however, that the Fund will achieve its goals.

Under normal conditions, the Fund invests at least 80% of its net assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries. The Fund generally limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country.

When WRIICO believes that a temporary defensive position is desirable, it may invest up to all of the Fund's assets in debt securities (including commercial paper and short-term U.S. Government securities) and/or preferred stocks; it may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries; it may use forward currency contracts to hedge specific foreign currencies; and it may also invest up to all of the Fund's assets in domestic securities. By taking a temporary defensive position, the Fund may not achieve its investment objectives.

Risks. An investment in Ivy International Growth Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy International Value Fund: The Fund seeks to achieve its primary goal of long-term capital growth by investing in equity securities principally traded in European, Pacific Basin and Latin American markets. The Fund invests in a variety of economic sectors and industry segments to reduce the effects of price volatility in any one area. The Fund's investment manager seeks out rapidly expanding foreign economies and companies that generally have at least $1 billion in capitalization at the time of investment and a solid history of operations. Other factors that the Fund's investment manager considers in selecting particular countries include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

The Fund may from time to time take a defensive position, and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy International Value Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Income Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Value Stock Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Large Cap Growth Fund: The Fund seeks to achieve its goal of appreciation of your investment through a diversified holding of securities, primarily those issued by large to medium sized U.S. and foreign companies that WRIICO believes have appreciation possibilities. The Fund will, under normal market conditions, invest at least 80% of its net assets in large cap growth securities. There is no guarantee, however, that the Fund will achieve its goal.

The Fund invests primarily in common stocks but may also own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. As well, the Fund may invest up to 25% of its total assets in foreign securities.

At times, as a temporary defensive measure, the Fund may invest up to all of its assets in either debt securities (which may include money market instruments held as cash reserves), preferred stocks or both. The Fund may also use options and futures contracts for defensive purposes. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Large Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Mid Cap Growth Fund: The Fund seeks to achieve its goal of growth of your investment by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies comprising Russell Mid-Cap and that WRIICO believes offer above-average growth potential. For this purpose, the Fund considers a company's capitalization at the time the Fund acquires the company's securities, and the company need not be listed in Russell Mid-Cap. Companies whose capitalization falls outside the range of Russell Mid-Cap after purchase continue to be considered medium capitalization companies for purpose of the Fund's investment policy. The Fund will, under normal market conditions, invest at least 80% of its net assets in mid cap securities. There is no guarantee, however, that the Fund will achieve its goal.

In addition to common stocks, the Fund may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade. The Fund may also invest up to 25% of its total assets in foreign securities.

When WRIICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper and short-term securities issued by the U.S. Government or its agencies or instrumentalities), preferred stocks or both. As well, the Fund may choose to invest in companies whose sales and earnings growth are generally stable through a variety of economic conditions. The Fund may also use options and futures contracts for defensive purposes. By taking a defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Mid Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Market Risk
  Mid Size Company Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Pacific Opportunities Fund: The Fund seeks to achieve its goal of long-term capital growth by investing primarily in equity securities of companies traded mainly on markets in the Pacific region, issued by companies organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, Sri Lanka, Australia and India. The Fund usually invests in at least three different countries, and does not intend to concentrate its investments in any particular industry. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using an approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

The Fund may from time to time take a defensive position, and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Pacific Opportunities Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Diversification Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Income Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Real Estate Securities Fund: The Fund seeks to achieve its goal of total return through a combination of capital appreciation and current income by investing, under normal circumstances, at least 80% of the Fund's net assets (exclusive of collateral received in connection with securities lending) in real estate and real estate-related securities.

The Fund will primarily invest in real estate and real estate-related equity securities (including securities convertible into equity securities). The Fund does not invest directly in real estate.

``Real estate securities'' include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include real estate investment trusts (REITs), real estate brokers and developers, real estate holding companies and publicly traded limited partnerships.

``Real estate-related securities'' include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, financial institutions that issue or service mortgages and resort companies.

Most of the Fund's real estate securities portfolio will consist of securities issued by REITs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. REITs may be characterized as equity REITs (i.e., REITs that primarily invest in fee ownership and leasehold ownership of land), mortgage REITs (i.e., REITs that primarily invest in mortgages on real estate) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages. The Fund mostly invests in equity REITs but also invests lesser portions of its assets in mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986 may deduct dividends paid to shareholders, effectively eliminating any corporate level federal tax. As a result, REITs distribute a larger portion of their earnings to investors than other corporate entities subject to the federal corporate tax.

The Fund may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations. The Fund's sub-advisor assesses an investment's potential for sustainable earnings growth over time. In selecting securities, the sub-advisor considers factors such as an issuer's financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market position.

In addition, the Fund may invest lesser portions of its assets in securities issued by companies outside of the real estate industry. The Fund may also invest in non-real estate-related equity securities, convertible debt securities, investment-grade fixed income securities, securities of other mutual funds, repurchase agreement transactions, restricted and illiquid securities, stock index futures contracts, options (the Fund may purchase and sell put and call options), American Depositary Receipts, securities purchased on a when issued or forward commitment basis, and money market securities. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

An investment in the Ivy Real Estate Securities Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in portfolio of securities selected form a greater number of issuers. The Fund is subject to limited portfolio risk because the Fund may invest in a smaller number of individual issuers than other portfolios.

As well, the value of the Fund's investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

Risks. An investment in Ivy Real Estate Securities Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  REIT-Related Risk
  Securities Lending Risk
  Small Company Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Science and Technology Fund: The Fund seeks to achieve its goal of long-term capital growth by investing primarily in the equity securities of science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIICO's opinion, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business, itself, is not within the science and technology industry. There is no guarantee, however, that the Fund will achieve its goal. Under normal economic and market conditions, the Fund will invest at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries.

The Fund may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications and electronic equipment
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment and supplies

The Fund primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities. The Fund may invest a limited amount of its assets in foreign securities.

When WRIICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in U.S. Government securities or other debt securities, mostly of investment grade. The Fund may also invest in options and futures contracts for hedging purposes. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Science and Technology Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Small Cap Growth Fund: The Fund seeks to achieve its goal of growth of capital by investing primarily in small cap common stocks of companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The Fund may occasionally invest in securities of larger companies that, in WRIICO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above average growth.

The Fund considers a company's capitalization at the time the Fund acquires the company's common stock. Common stock of a company whose capitalization exceeds the range of the Lipper, Inc. Small Cap Category after purchase will not be sold solely because of its increased capitalization. The Fund will, under normal market conditions, invest at least 80% of its net assets in small cap stocks. There is no guarantee, however, that the Fund will achieve its goal.

In addition to common stocks, the Fund may also invest in securities convertible into common stocks, preferred stocks and debt securities that are mostly of investment grade. The Fund may invest up to 10% of its total assets in foreign securities.

When WRIICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper and short-term U.S. Government securities) and/or preferred stocks. The Fund may also invest in more established companies, those with longer operating histories than many small cap companies. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Small Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock RIsk
  Income Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Small Cap Value Fund: The Fund seeks to achieve its goal of long-term accumulation of capital by investing primarily in various types of equity securities such as common stock, preferred stock and securities convertible into equity securities of small capitalization companies. Although a universal definition of small capitalization companies does not exist, the Fund generally defines small capitalization companies as those whose market capitalizations are similar to the market capitalizations of companies in the Russell 2000 Value Index. Under normal circumstances, at least 80% of the Fund's total assets (exclusive of collateral received in connection with securities lending) will be invested, at the time of purchase, in common stocks of small capitalization domestic companies and foreign issuers that are publicly traded in the United States. The 80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Fund's outstanding shares, but shareholders will be notified in writing at least 60 days prior to any change of this policy. Some companies may outgrow the definition of a small capitalization company after the Fund has purchased their securities. These companies continue to be considered small for purposes of the Fund's minimum 80% allocation to small capitalization companies. From time to time, the Fund will also invest a lesser portion of its assets in securities of mid and large capitalization companies (i.e., companies with market capitalizations larger than that defined above) and/or growth securities.

In selecting value stocks and other equity securities, the Fund's sub-advisor primarily looks to equity securities it believes are undervalued or trading below their true worth, but that appear likely to come back into favor with investors. Undervalued securities are securities that the sub-advisor believes: (a) are undervalued relative to other securities in the market or currently earn low returns with a potential for higher returns, (b) are undervalued relative to the potential for improved operating performance and financial strength, or (c) are issued by companies that have recently undergone a change in management or control, or developed new products or services that may improve their business prospects or competitive position. In assessing relative value, the sub-advisor will consider factors such as a company's ratio of market price to earnings, ratio of market price to book value, ratio of market price to assets, ratio of market price to cash flow, estimated earnings growth rate, cash flow, yield, liquidation value, product pricing, quality of management and competitive market position. In seeking to achieve its investment objectives, the Fund may also invest in equity securities of companies that the sub-advisor believes show potential for sustainable earnings growth above the average market growth rate. The Fund's purchases of equity securities may include shares of common stock that are part of a company's initial public offering. In addition, the Fund may invest lesser portions of its assets in restricted and illiquid securities, convertible and non-convertible investment-grade and non-investment grade debt securities, securities of other mutual funds, foreign securities, warrants, repurchase agreement transactions, stock index futures contracts, options (the Fund may purchase and sell put and call options), when-issued or forward commitment transactions, index depositary receipts, and money market securities. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy Small Cap Value Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Diversification Risk
  Inflation Risk
  Initial Public Offering Risk
  Market Risk
  Mid Size Company Risk
  Securities Lending Risk
  Small Company Risk
  Value Stock Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Tax-Managed Equity Fund: The Fund seeks to achieve its goal of long-term growth of capital while minimizing taxable gains and income to shareholders by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies that WRIICO considers to be high in quality and attractive in their long-term investment potential. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will, likely, grow over time.

The Fund attempts to achieve high after-tax returns for its shareholders by balancing investment considerations and tax considerations. The Fund seeks to minimize income distributions and distributions of realized net short-term gains (taxed as ordinary income), as well as distributions of realized net long-term gains. The Fund seeks to achieve returns primarily in the form of price appreciation (not subject to current tax until shares are redeemed). There is no guarantee, however, that the Fund will achieve its goal.

WRIICO ordinarily uses one or more of the following strategies in its management of the Fund:

  a long-term, low turnover approach to investing
  an emphasis on lower-yielding securities to require distribution of little, if any, taxable income an attempt to avoid net realized short-term gains
  in the sale of portfolio securities, selection of the most tax-favored lots selective tax-advantaged hedging techniques as an alternative to taxable sales

The Fund will, under normal market conditions, invest at least 80% of its net assets in equity securities, primarily common stocks and securities convertible into common stocks. The Fund emphasizes growth stocks; however, it may also invest in value stocks. As well, the Fund may invest in preferred stocks and debt securities that are mostly of investment grade. The Fund may also invest up to 25% of its total assets in foreign securities.

When WRIICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper and short-term U.S. Government securities) and/or preferred stocks. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Notwithstanding the Fund's use of tax-management investment strategies, the Fund may have taxable income and may realize taxable capital gains from time to time. In addition, investors purchasing Fund shares when the Fund has large undistributed realized capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund's assets. As well, state or Federal tax laws or regulations may be amended at any time and may include adverse changes to applicable tax rates or capital gain holding periods.

Risks. An investment in Ivy Tax-Managed Equity Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Value Stock Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Value Fund: The Fund seeks to achieve its goal of long-term accumulation of capital by investing, for the long term, in the common stocks of large-cap U.S. and foreign companies. The Fund seeks to invest in stocks that are, in the opinion of WRIICO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Fund typically invests in large-cap companies, it may invest in securities of any size company.

WRIICO utilizes both fundamental research and quantitative analysis to identify securities for the Fund. The Fund will typically invest in core value stocks: stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. The Fund may also invest in growth stocks that are, in WRIICO's opinion, temporarily undervalued.

WRIICO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. It considers numerous factors in its analysis of issuers and stocks, including the following:

  intrinsic value of the company not reflected in stock price historical earnings growth
  future expected earnings growth
  company's position in its respective industry
  industry conditions
  competitive strategy
  management capabilities
  free cash flow potential

The Fund will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or its has performed below WRIICO's expectations.

When WRIICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. government securities) or preferred stocks, or both. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Value Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Income Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A detailed description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

All Funds

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions, and other company and economic news. Performance will also depend on the investment manager's skill in selecting investments and, with respect to Ivy Asset Strategy Fund, on WRIICO's skill in allocating assets.

Each Fund may also invest in and use certain other types of instruments in seeking to achieve its goal(s). For example, each Fund is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Fund's authorized investments and strategies, such as foreign securities, junk bonds, derivative instruments and precious metals involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant.

Factors that can lead to short-term trading for any fund include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a fund's market capitalization target, and the need to sell a security to meet redemption activity. Engaging in short-term trading, or actively trading securities, may increase transaction costs (which may reduce performance) and increase distributions paid by the Fund, which would increase your taxable income. Ivy Asset Strategy Fund, Ivy Cundill Global Value Fund and Ivy International Growth Fund may each actively trade securities in seeking to achieve its goals.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its Statement of Additional Information (SAI).

Defining Risks

Company Risk - An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk - If a Fund invests more than 25% of its total assets in a particular industry, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Credit Risk - An issuer of a debt security (including mortgage-backed securities) or a REIT may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of a Fund. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Fund purchases unrated securities and obligations, it will depend on its investment advisor's or sub-advisor's analysis of credit risk more heavily than usual.

Diversification Risk - A Fund is subject to diversification risk if the Fund may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (a Fund is considered diversified, as defined in the Investment Company Act of 1940, if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio). The Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund with a more diversified investment portfolio.

Extension Risk - Rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

Foreign Currency Risk -- Foreign securities may be denominated in foreign currencies. The value of a Fund's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk -- The Funds may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent a Fund's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Funds from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Securities Risk - Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

The value of securities issued by companies located in emerging market countries may be subject to greater volatility than foreign securities issued by companies in developed markets. Risks of investing in foreign securities issued by companies in emerging market countries include, among other things, greater social, political and economic instability, lack of liquidity and greater price volatility due to small market size and low trading volume, certain national policies that restrict investment opportunities and the lack of legal structures governing private and foreign investment and private property.

Growth Stock Risk -- Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Income Risk - The Fund may experience a decline in its income due to falling interest rates.

Initial Public Offering Risk -- A Fund may not be able to sustain the positive effect on performance that may result from investments in initial public offerings (IPOs). Investments in IPOs can have a significant positive impact on the Fund's performance. The positive effect of investments of IPOs may not be sustainable because of a number of factors. The Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Fund grows.

Interest Rate Risk - The value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Fund's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. ``Effective'' duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Large Company Risk - A Fund with a portfolio of large capitalization company securities may underperform the market as a whole.

Low-rated Securities Risk -- In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Fund's returns. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations.

Market Risk - All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such equity securities may underperform the market as a whole.

Mid Size Company Risk -Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Prepayment Risk -- Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate. As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including mortgage REITs). As a result, a Fund would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline of the Fund's income.

REIT-Related Risk - The value of a Fund's REIT securities may be adversely affected by changes in the value of the underlying property. In addition, the value of equity or mortgage REIT's could be adversely affected if the REIT fails to qualify for tax-free pass through income under the Internal Revenue Code of 1986 (as amended), or maintain its exemption from registration under the Investment Company Act of 1940.

Securities Lending Risk - A Fund may experience a delay in the recovery of loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, a Fund enters into loan arrangements only with institutions that the Fund's investment advisor or sub-advisor has determined are creditworthy.

Small Company Risk - Equity securities of small capitalization companies (including small capitalization REIT's) are subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Value Stock Risk -- Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the investment manager's opinion, undervalued. The value of a security believed by WRIICO or a sub-advisor to be undervalued may never reach what is believed to be is its full value, or such security's value may decrease.

Your Account

Choosing a Share Class

Each class of shares offered in this prospectus has its own sales charge, if any, and expense structure. The decision as to which class of shares of a Fund is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. If you are investing a lesser amount, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than seven years). Class B and Class C shares are not available for investments of $1 million or more. Class Y shares are designed for institutional investors and others investing through certain intermediaries.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

General Comparison of Class A, Class B and Class C Shares
Class A	Class B	Class C
Initial sales charge	No initial sales charge	No initial sales charge
No deferred sales charge[1]	Deferred sales charge on shares you sell within six years after purchase	A 1% deferred sales charge on shares you sell within twelve months after purchase
Maximum distribution and/or service (12b-1) fees of 0.25% For an investment of $1 million or more, only Class A shares are available	Maximum distribution and service (12b-1) fees of 1.00% Converts to Class A shares 8 years after the month in which the shares were purchased, thus reducing future annual expenses	Maximum distribution and service (12b-1) fees of 1.00% Does not convert to Class A shares, so annual expenses do not decrease
For an investment of $300,000 or more, your financial advisor typically will recommend purchase of Class A shares due to a reduced sales charge and lower annual expenses

1A 1% CDSC may apply to purchases of $1 million or more of Class A shares that are redeemed within twelve months of purchase.

Each Fund has adopted a Distribution and/or Service Plan (Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (1940 Act) for each of its Class A, Class B, Class C and Class Y shares. Under the Class A Plan, a Fund may pay Ivy Funds Distributor, Inc. (IFDI) a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to reimburse and/or compensate IFDI for, either directly or through third parties, distributing the Fund's Class A shares, providing personal service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Class B Plan and the Class C Plan, each Fund may pay IFDI, on an annual basis, a service fee of up to 0.25% of the average daily net assets of that class to compensate IFDI for, either directly or through third parties, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of that class to compensate IFDI for, either directly or through third parties, distributing shares of that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to IFDI by any Fund if, and to the extent that, the aggregate distribution fees paid by the Fund and the deferred sales charges received by IFDI with respect to the Fund's Class B or Class C shares would exceed the maximum amount of such charges that IFDI is permitted to receive under the NASD rules as then in effect. Under the Class Y Plan, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund's Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing service to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Because the fees of a class are paid out of the assets of that class on an ongoing basis, over time such fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A shares are subject to an initial sales charge when you buy them, based on the amount of your investment, according to the table below. As noted, Class A shares that have a Plan pay an annual 12b-1 fee of up to 0.25% of average Class A net assets, except Class A shares of Ivy International Fund issued prior to January 1, 1992 are not subject to an ongoing service fee. For this Fund, the annual service fee attributable to the Class A shares of the Fund may equal up to 0.25% of the net assets issued on or after January 1, 1992. The ongoing expenses of this class are lower than those for Class B or Class C shares and typically higher than those for Class Y shares.

Size of Purchase --------	Sales Charge as Percent of Offering Price -----------	Sales Charge as Approx. Percent of Amount Invested ----------	Reallowance to Dealers as Percent of Offering Price -----------
under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over	0.00[1]	0.00[1]	0.50

1No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund may impose a CDSC of 1.00% on certain redemptions made within twelve months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price.

IFDI or its affiliates may pay additional compensation from its own resources to broker-dealers based upon the value of shares of a Fund owned by the broker-dealer for its own account or for its customers, including compensation for shares of the Funds purchased by customers of such broker-dealers without payment of a sales charge.

Sales Charge Reductions and Waivers

Lower sales charges are available by:

  Combining additional purchases of Class A shares of any of the funds in the Ivy Family of Funds and Waddell & Reed InvestEd Portfolios, Inc. except Class A shares of Ivy Money Market Fund unless acquired by exchange for Class A shares on which a sales charge was paid (or as a dividend or distribution on such acquired shares), with the net asset value (NAV) of Class A, Class B or Class C shares already held (Rights of Accumulation)
  Grouping all purchases of Class A shares of the funds referenced above, except shares of Ivy Money Market Fund, made during a thirteen-month period (Letter of Intent)
  Grouping purchases by certain related persons

Additional information and applicable forms are available from your financial advisor.

For clients of Waddell & Reed and Legend Equities Corporation (Legend), the grouping privileges described above also apply to the corresponding classes of shares of the funds in the Waddell & Reed Advisors Family of Funds, except Class A Shares of Waddell & Reed Advisors Cash Management, Inc.

Sales Charge Waivers for Certain Investors

Class A shares may be purchased at NAV by:

  Shareholders investing through certain investment advisors and financial planners who charge a management, consulting or other fee for their services
  The Trustees and officers of Ivy Funds, the Directors and officers of Ivy Funds, Inc. or of any affiliated entity of WRIICO, employees of IFDI and its affiliates, financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals
  Minnesota Life Trustees and officers, Directors, or any affiliated entity of Minnesota Life, employees of Minnesota Life, Securian/CRI Financial Advisors, their respective spouses, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals
  Until June 30, 2004, clients of Legend Equities Corporation if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Ivy Family of Funds or the Waddell & Reed Advisors Funds and the purchase is made within sixty (60) days of such redemption
  Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees that are participants, and the shares are held in individual plan participant accounts on the Fund's records
  The Merrill Lynch Daily K Plan (the "Plan"), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.
  Friends of the Firm which include certain persons who have an existing relationship with IFDI or any of its affiliates

You will find more information in the Fund's SAI about sales charge reductions and waivers.

Contingent Deferred Sales Charge. A CDSC may be assessed against your redemption amount of Class B, Class C or certain Class A shares and paid to IFDI, as further described below. The purpose of the CDSC is to compensate IFDI for the costs incurred by it in connection with the sale of the Fund's Class B or Class C shares or certain Class A shares. The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares in order to determine the applicable CDSC, if any, all payments during a month are totaled and deemed to have been made on the first day of the month.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, a Fund, when requested to redeem a specific dollar amount, will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions. The shares redeemed for payment of the CDSC are not subject to a CDSC.

Class B shares are not subject to an initial sales charge when you buy them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. As noted above, Class B shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class B shares, and any dividends and distributions paid on such shares, automatically convert to Class A shares, on a monthly basis, eight years after the end of the month in which the shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The conversion from Class B shares to Class A shares is not considered a taxable event for Federal income tax purposes.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC identified below.

CDSC on Shares Sold Within Year	As % of Amount Subject to Charge
1	5.0%
2	4.0%
3	3.0%
4	3.0%
5	2.0%
6	1.0%
7+	0.0%

In the table, a year is a 12-month period. In order to determine the applicable CDSC, if any, all purchases are considered to have been made on the first day of the month in which the purchase was made.

For example, if a shareholder opens an account on March 10, 2004, then redeems all Class B shares on March 8, 2005, the shareholder will pay a CDSC of 4%, the rate applicable to redemptions made within the second year of purchase.

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within twelve months after purchase, you will pay a 1% CDSC, which will be applied to the lesser of amount invested or redemption value of the shares redeemed. For purposes of the CDSC, purchases of Class C shares within a month will be considered as being purchased on the first day of the month. As noted above, Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and an annual distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class; therefore, if you anticipate holding the shares for seven years or longer, Class C shares may not be appropriate.

The CDSC will not apply in the following circumstances:

  redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to IFDI redemptions of shares made to satisfy required minimum distributions after age 70  1/2 from a qualified retirement plan, a required minimum distribution from an individual retirement account, a Keogh plan or a custodial account under section 403(b)(7) of the Internal Revenue Code of 1986, as amended (Code), a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of a subsequent law or legislation, the continuation of its investment would be improper redemptions of shares purchased by current or retired Trustees or Directors of the Funds, Directors of affiliated companies, current or retired officers of the Funds, employees of IFDI and its affiliates, financial advisors of Waddell & Reed and its affiliates, and by the members of the immediate families of such persons redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal service adopted for a Fund (the service and this exclusion from the CDSC do not apply to a one-time withdrawal)
  redemptions the proceeds of which are reinvested within forty-five (45) days in shares of the same class of the Fund as that redeemed for Class C shares, redemptions made by shareholders that have purchased shares of the Fund through certain group plans that have selling agreements with IFDI and that are administered by a third party and/or for which brokers not affiliated with IFDI provide administrative or recordkeeping services the exercise of certain exchange privileges
  redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate NAV of the shares is less than $500 or less than $250 for Ivy Money Market Fund redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Fund
  These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which requires certain notice.
  Class Y shares are not subject to a sales charge. Class Y shares pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets.
  Class Y shares are only available for purchase by:
  participants of employee benefit plans established under section 403(b) or section 457, or qualified under section 401 of the Code, including 401(k) plans, when the plan has 100 or more eligible employees that are participants and holds the shares in an omnibus account on the Fund's records, and an unaffiliated third party provides administrative, distribution and/or other support services to the plan banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers where such investments for customer accounts are held in an omnibus account on the Fund's records, and to which entity an unaffiliated third party provides administrative, distribution and/or other support services government entities or authorities and corporations whose investment within the first twelve months after initial investment is $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services certain retirement plans and trusts for employees of Waddell & Reed and its affiliates

Ways to Set Up Your Account

The different ways to set up (register) your account are listed below.

Individual or Joint Tenants

For your general investment needs

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

Business or Organization

For investment needs of corporations, associations, partnerships, institutions or other groups

Retirement and other Tax-Advantaged Savings Plans

To shelter your savings from income taxes

Retirement and other tax-advantaged savings plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and Coverdell Education Savings Accounts) may be tax-deductible.

  Individual Retirement Accounts (IRAs) allow certain individuals under age 70 1/2, with earned income, to invest up to the Annual Dollar Limit per year. For 2004, the Annual Dollar Limit is $3,000. For individuals who have attained age 50 by the last day of the calendar year for which a contribution is made, the Annual Dollar Limit also allows a catch-up contribution. The maximum annual catch-up contribution is $500 for the 2004 through 2005 calendar years. The maximum annual contribution for an individual and his or her spouse is the sum of their separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year.
  IRA Rollovers retain special tax advantages for certain distributions from employer-sponsored retirement plans.
  Roth IRAs allow certain individuals to make nondeductible contributions up to the Annual Dollar Limit per year (as identified above). The maximum annual contribution for an individual and his or her spouse is the sum of their separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year. An individual's maximum Roth IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a traditional IRA for that year. Withdrawals of earnings may be tax-free if the account is at least five years old and certain other requirements are met.
  Coverdell Education Savings Accounts (formerly, Education IRAs) are established for the benefit of a minor, with nondeductible contributions up to $2000 per taxable year, and permit tax-free withdrawals to pay the qualified education expenses of the beneficiary.
  Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages and contribution limits as a profit sharing plan but with fewer administrative requirements.
  Savings Incentive Match Plans for Employees (SIMPLE Plans) can be established by small employers to contribute to, and allow their employees to contribute a portion of their wages on a pre-tax basis to, retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other qualified plans.
  Keogh Plans allow self-employed individuals to make tax-deductible contributions for themselves of up to 100% of their adjusted annual earned income, with a maximum of $41,000 for 2004.
  Pension and Profit-Sharing Plans, including 401(k) Plans, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees' wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan.
  403(b) Custodial Accounts are available to employees of public school systems, churches and certain types of charitable organizations.
  457 Accounts allow employees of state and local governments and certain charitable organizations to contribute a portion of their compensation on a tax-deferred basis.

Gifts or Transfers to a Minor

To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $11,000 a year per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

Trust

For money being invested by a trust

The trust must be established before an account can be opened, or you may use a trust form made available by IFDI. Contact your financial advisor for the form.

Buying Shares

You may buy shares of each of the Funds through IFDI and through third parties that have entered into selling arrangements with IFDI. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have.

By mail: To purchase any class of shares by check, make your check payable to Ivy Funds Distributor, Inc. Mail the check, along with your completed application, to:

Ivy Funds Distributor, Inc.
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

By telephone or internet: To purchase Class A, B or C shares of a Fund by wire or by Automated Clearing House (ACH) via telephone or internet access, you must have an existing account number and you must have previously established the telephone or internet method to purchase. Please call 800-777-6472 to report your purchase, or fax the information to 800-532-2749. You should then instruct your bank to use the bank information listed immediately below. For internet transactions, you may not execute trades greater than $25,000. You may purchase Class Y shares by calling 800-532-2783 or faxing instructions to 800-532-2783. If you need to establish an account for Class Y shares, you must first call 800-532-2783 to obtain an account number. You may then mail a completed application to IFDI at the above address, or fax it to 800-532-2749.

Please instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, DDA Number 98-0000-797-8.

The price to buy a share of a Fund, called the offering price, is calculated every business day.

The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus, for Class A shares, the applicable sales charge.

In the calculation of a Fund's NAV:

  The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.
  Bonds are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of a Fund's Board of Directors or Board of Trustees.

Each Fund is open for business every day the New York Stock Exchange (NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4  p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded.

As noted, some of the Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Fund shares may be significantly affected on days when a Fund does not price its shares and when you are not able to purchase or redeem a Fund's shares. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined for a Fund, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of that Fund's Board of Trustees or Board of Directors.

When you place an order to buy shares, your order, if accepted, will be processed at the next offering price calculated after your order is received in proper form by the Fund or its authorized agent. Note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.
  If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Ivy Family of Funds, the payment may be delayed for up to ten (10) days from the date of purchase to ensure that your previous investment has cleared.
  You may purchase shares of a Fund indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Fund shares. If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price.
  Broker-dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly.

When you sign your account application, you will be asked to certify that your Social Security number or other taxpayer number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

IFDI reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Minimum Investments

For Class A, Class B and Class C:

To Open an Account	$500 (per Fund)
For certain exchanges	$100 (per Fund)
For accounts opened with Automatic Investment Service	$50 (per Fund)
For accounts established through payroll deductions	Any amount

To Add to an Account	Any amount
For certain exchanges	$100 (per Fund)
For Automatic Investment Service	$25 (per Fund)

For Class Y:

To Open an Account
For a government entity or authority or for a corporation	$10 million
(within first twelve months)
For other eligible investors	Any amount

To Add to an Account	Any amount

Adding to Your Account

Subject to the minimums described above, you can make additional investments of any amount at any time.

By mail: Make your check payable to Ivy Funds Distributor, Inc. Mail the check to IFDI, along with the detachable form that accompanies the confirmation of a prior purchase or your year-to-date statement, or a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

By telephone and internet: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, DDA Number 98-0000-797-8. See "Buying Shares" for additional information.

By Automatic Investment Method: You can authorize to have funds electronically drawn each month from your bank account through Electronic Funds Transfer ("EFT") and invested as a purchase of shares into your Fund account. Complete the appropriate sections of the Account Application.

If you purchase shares of the Fund from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Selling Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of the Fund) is the NAV per share of that Fund class, subject to any applicable CDSC.

By mail: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

  the name on the account registration
  the Fund's name
  the account number
  the dollar amount or number, and the class, of shares to be redeemed any other applicable requirements listed in the table below

Deliver the form or your letter to:

Ivy Client Services
c/o Waddell & Reed Services Company
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

Unless otherwise instructed, a check will be sent to the address on the account. For your protection, the address of record must not have been changed within 30 days prior to your redemption request.

By telephone: If you hold Class Y shares of a fund and have elected this method in your application or by subsequent authorization, call 800-532-2783 or fax your request to 800-532-2749 and give your instructions to redeem your shares. Shareholders that qualify for wire redemptions may receive a deposit to their predesignated bank account by direct ACH or by wire. If you hold Class A, B or C shares of a Fund, and have elected this method in your application or by subsequent authorization, call 800-777-6472, or fax your request to 800-532-2749, and give your instructions to redeem your shares via ACH. You may also request a redemption by check to the address on the account (provided the address has not been changed within the last 30 days).

For your protection, banking information must be established on your account for a minimum of 30 days before either a wire redemption or ACH redemption will be processed. Requests by telephone can only be accepted for amounts up to $50,000.

By internet: You need to have selected the internet option on your Account Application. Once your request for this option has been processed (which may take up to 10 days), you may place your redemption order at www.ivyfunds.com. For your protection, your redemption proceeds will be mailed to your address of record, which may not have been changed within 30 days prior to your redemption request. Requests via the internet can only be accepted for amounts up to $50,000.

When you place an order to sell shares, your shares will be sold at the next NAV calculated, subject to any applicable CDSC, after receipt of a written request for redemption in good order by Ivy Client Services (on behalf of Waddell & Reed Services Company) or other authorized Fund agent at the address listed above. Note the following:

  If more than one person owns the shares, each owner must sign the written request.
  If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of ten (10) days from the date of purchase or the date the Fund can verify that your purchase check has cleared and been honored.
  Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission.
  Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of Directors or Trustees determines that conditions exist making cash payments undesirable. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.
  If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.
  Broker-dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly.

Special Requirements for Selling Shares

Account Type	Special Requirements
Individual or Joint Tenant	The written instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.
Sole Proprietorship	The written instructions must be signed by the individual owner of the business.
UGMA, UTMA	The custodian must sign the written instructions indicating capacity as custodian.
Retirement Account	The written instructions must be signed by a properly authorized person.
Trust	The trustee must sign the written instructions indicating capacity as trustee. If the trustee's name is not in the account registration, provide a currently certified copy of the trust document.
Business or Organization	At least one person authorized by corporate resolution to act on the account must sign the written instructions.
Conservator, Guardian or Other Fiduciary	The written instructions must be signed by the person properly authorized by court order to act in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

  a redemption request made by a corporation, partnership or fiduciary a redemption request made by someone other than the owner of record the check is made payable to someone other than the owner of record

This requirement is to protect you and the Funds from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

Each Fund reserves the right to redeem at NAV all of your Fund shares in your account if the aggregate NAV of those shares is less than $500. The Fund will give you notice and sixty (60) days to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares in that Fund to $500. These redemptions will not be subject to a CDSC. The Fund will not apply its redemption right to individual retirement plan accounts or to accounts which have an aggregate NAV of less than $500 due to market forces.

You may reinvest, without charge, all or part of the amount of Class A shares of a Fund you redeemed by sending to the Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within forty-five (45) days after the date of your redemption. You may do this only once with Class A shares of a Fund.

The CDSC will not apply to the proceeds of Class A (as applicable), Class B or Class C shares of a Fund which are redeemed and then reinvested in shares of the same class of the Fund within forty-five (45) days after such redemption. IFDI will, with your reinvestment, restore an amount equal to the CDSC attributable to the amount reinvested by adding the CDSC amount to your reinvestment. For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once as to Class B shares of a Fund and once as to Class C shares of a Fund. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Payments of principal and interest on loans made pursuant to a 401(a) qualified plan (if such loans are permitted by the plan) may be reinvested, without payment of a sales charge, in Class A shares of any of the Funds in which the plan may invest.

Telephone Transactions

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. WRSCO, the Funds' transfer agent, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If WRSCO fails to do so, WRSCO may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

We provide a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service. Additionally, a toll-free call, 800-777-6472, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. At almost any time of the day or night, you may access your account information from a touch-tone phone, or from our web site, www.ivyfunds.com, to:

  obtain information about your accounts
  obtain price information about other funds in the Ivy Family of Funds obtain a Fund's current prospectus
  request duplicate statements
  transact certain account activity, including exchange privileges and redemption of shares

Reports

Statements and reports sent to you include the following:

  confirmation statements (after every purchase, other than those purchases made through Automatic Investment Service, and after every exchange, transfer or redemption)
  year-to-date statements (quarterly)
  annual and semiannual reports to shareholders (every six months)

To avoid sending duplicate copies of materials to households and thereby reduce expenses, only one copy of the most recent prospectus, annual and semiannual reports of the Fund may be mailed to Shareholders having the same last name and address in the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. You may call the telephone number listed for Client Services if you need additional copies.

Exchange Privileges

Except as otherwise noted, you may sell your shares and buy shares of the same Class of another Fund in the Ivy Family of Funds without the payment of an additional sales charge if you exchange Class A shares or without payment of a CDSC when you exchange Class B or Class C shares. For Class B and Class C shares, or Class A shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. However, exchanges of Class A shares from Ivy Money Market Fund are subject to any sales charge applicable to the Fund being exchanged into, unless the Ivy Money Market shares were previously acquired by an exchange from Class A shares of another Ivy fund for which a sales charge was paid. You may sell your Class Y shares of any of the Funds and buy Class Y shares of another Fund or Class A shares of Ivy Money Market Fund.

For clients of Waddell & Reed and Legend, these exchange privileges also apply to the corresponding classes of shares of funds within the Advisors Family of Funds.

As of December 1, 2003, Class B and Class C shares of Ivy Money Market Fund are not available for direct investment; therefore, you may now utilize Class A shares of Ivy Money Market Fund for your Funds Plus Service into Class A, B or C shares of a non-money market fund. Please see the SAI for additional information.

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each fund within the Ivy Family of Funds may only be sold within the United States and the Commonwealth of Puerto Rico, except that Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund, Ivy Pacific Opportunities Fund are not eligible for sale in the Commonwealth of Puerto Rico.

Important Exchange Information

  You must exchange into the same share class you currently own (except that you may exchange Class Y shares of any of the Funds for Class A shares of Ivy Money Market Fund, and in certain situations you may exchange Class A shares of Ivy Money Market Fund for Class B or Class C shares of any of the other Funds).
  Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

Before exchanging into a Fund, read its prospectus.

How to Exchange

By mail: Send your written exchange request to Ivy Client Services at the address listed under "Selling Shares."

By telephone: Call IFDI at 800-777-6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IFDI employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IFDI may be liable for any losses due to unauthorized or fraudulent telephone instructions.

By internet: You will be allowed to exchange by internet if (1) you can provide proper identification information; and (2) you have established the internet trading option.

Excessive Short-Term Trading Policy

The Funds are intended for long-term investment purposes. The Funds may take reasonable steps to seek to deter excessive short-term trading in their shares. Excessive short-term trading into and out of a Fund may disrupt portfolio investment strategies and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Excessive short-term trading may also increase the expenses of WRSCO and/or IFDI, thereby indirectly affecting the Fund's shareholders. A Fund may limit, suspend, and/or permanently terminate, the exchange privilege of any investor and may reject future purchases of Fund shares by such investor at any time. In addition, each Fund reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund believes the trading activity in the account(s) would be disruptive to the Fund. In exercising any of the foregoing rights, a Fund may consider the trading history of accounts under common ownership or control within any of the Waddell & Reed and/or Ivy Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group and may be rejected in whole or in part by a Fund. Transactions placed in violation of this policy are not deemed accepted by a Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

Although the Funds, IFDI and WRSCO will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify by the use of omnibus accounts by those intermediaries, mainly due to the fact that the intermediary maintains the underlying shareholder account, and the Fund cannot identify transactions by underlying investors. Transactions accepted by a financial intermediary in violation of the Funds' policy are not deemed accepted by a Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the financial intermediary.

Redemption Fee/Exchange Fee

To further discourage the use of the Funds as a vehicle for excessive short-term trading, each of the international funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your Class A shares or Class Y shares of that Fund after holding them less than 30 days. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund rather than to WRIICO, IFDI and/or WRSCO and are designed to offset brokerage commissions, market impact and other costs typically associated with fluctuations in Fund asset levels and cash flowthat may be caused by short term shareholder trading.

The redemption fee does not apply to shares that were acquired through investment of distributions and generally is waived for shares purchased through certain retirement and educational plans and programs, but is not waived for shares purchased in IRAs, Roth IRAs, SIMPLE Plans or SEP-IRAs.

In addition to these waivers, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is appropriate, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of excessive short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

Automatic Transactions for Class A, Class B and Class C Shareholders

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Systematic Withdrawal Plan lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans

Automatic Investment Service

To move money from your bank account to an existing Fund account

Minimum Amount	Minimum Frequency
$25 (per Fund)	Monthly

Funds Plus Service

To move money from Ivy Money Market Fund Class A to a Fund whether in the same or a different class

Minimum Amount	Minimum Frequency
$100 (per Fund)	Monthly

Distributions and Taxes

Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year.

Annually in December: Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Growth Fund, Ivy International Value Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Pacific Opportunities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Tax-Managed Equity Fund

Quarterly in March, June, September and December: Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Dividend Income Fund, Ivy International Balanced Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund

Net capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

Distribution Options. When you open an account, you may specify on your application how you want to receive your distributions. Each Fund offers two options:

1.
Share Payment Option. Your dividends, capital gains and other distributions with respect to a class will be automatically paid in additional shares of the same class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2.
Cash Option. You will be sent a check for your dividends, capital gains and other distributions if the total distribution is equal to or greater than five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same class of the Fund.

For retirement accounts, all distributions are automatically paid in additional shares.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

Taxes on distributions. You may be subject to tax as a result of income generated at the Fund level, to the extent the Fund makes actual or deemed distributions of such income to you. Dividends from the Fund's investment company taxable income (which includes net short-term capital gains and net gains from certain foreign currency transactions), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares, unless such dividends are "qualified dividend income" eligible for the reduced rate of tax on long-term capital gains, as described below. Distributions of the Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gains generally are taxed at a maximum rate of 15% for noncorporate shareholders. As a result of changes made by the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders is taxed as net capital gain. The portion of the dividends that the Fund pays which is attributable to qualified dividend income received by the Fund will qualify for such treatment in the hands of noncorporate shareholders of the Fund.

Each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year.

A portion of the dividends paid by a Fund, whether received in cash or paid in additional Fund shares, may be eligible for the dividends received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the Federal alternative minimum tax.

Taxes on transactions. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid).

An exchange of Fund shares for shares of any other fund in the Ivy Family of Funds generally will have similar tax consequences. However, special rules apply when you dispose of a Fund's Class A shares through a redemption or exchange within ninety (90) days after your purchase and then reacquire Class A shares of that Fund or acquire Class A shares of another fund in the Ivy Family of Funds without paying a sales charge due to the forty-five (45) day reinvestment privilege or exchange privilege. See "Your Account-Selling Shares." In these cases, any gain on the disposition of the original Class A Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if you purchase shares of a Fund within thirty (30) days before or after redeeming other shares of the Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis of the newly purchased shares.

Withholding. Each Fund must withhold a portion of all dividends and capital gains distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate is also required from dividends and capital gains distributions payable to shareholders who are otherwise subject to backup withholding.

State and local income taxes. The portion of the dividends a Fund pays that is attributable to interest earned on U.S. Government securities, if any, generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net gains recognized on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability in your state and locality of dividends and other distributions by the Funds.

The foregoing is only a summary of some of the important Federal income tax considerations generally affecting each Fund and its shareholders; you will find more information in the SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

The Management of the Funds

Portfolio Management

The Funds, other than Ivy Global Natural Resources Fund, are managed by WRIICO, subject to the authority of the Board of Trustees of Ivy Funds and the Board of Directors of Ivy Funds Inc. WRIICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. WRIICO is an SEC-registered investment advisor with approximately $4 billion in assets under management as of December 31, 2003. WRIICO provides investment advice to each of the Funds in Ivy Funds, Inc. and supervises each such Fund's investments. WRIICO provides business management services to each of the Funds in Ivy Funds and investment advisory services to all of the Funds in Ivy Funds other than Ivy Global Natural Resources Fund. WRIICO has served as investment manager to Ivy Funds since December 31, 2002,1 and to Ivy Funds, Inc. since June 30, 2003. Prior to June 30, 2003, Waddell & Reed Investment Management Company (WRIMCO) served as the investment manager for each of the Funds in the Ivy Funds, Inc. On June 30, 2003, WRIMCO assigned the Investment Management Agreement with Ivy Funds, Inc. (formerly W&R Funds, Inc.) to WRIICO. WRIICO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Peter Cundill & Associates (Cundill), an SEC-registered investment adviser located at Suite A1, 1470 East Valley Road, P.O. Box 50133, Montecito, California, 93150-0133, serves as subadvisor to Ivy Cundill Global Value Fund under an agreement with WRIICO. Cundill began operations in 1984, and as of December 31, 2003 (along with its affiliates) had approximately $3.7 billion in assets under management. For its services, Cundill receives a fee from WRIICO that is equal, on an annual basis, to 0.50% of Ivy Cundill Global Value Fund's average net assets.

Under an agreement between WRIICO and Henderson Global Investors (North America) Inc. ("HGINA"), HGINA serves as sub-advisor to Ivy European Opportunities Fund. WRIICO pays HGINA for its services a fee payable monthly at an annual rate of 0.45% of the first $100,000,000 of net assets and 0.40% thereafter of the portion of the Fund's average daily net assets managed by HGINA. Henderson Investment Management Ltd. ("Henderson"), 4 Broadgate Avenue, London, England EC2M 2DA, under a subadvisory agreement with HGINA, serves as sub-advisor to the Fund. Henderson is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located in New South Wales, Australia.

Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment adviser to Ivy Global Natural Resources Fund and is responsible for selecting Ivy Global Natural Resources Funds' portfolio investments. MFC has been an investment counsel and mutual fund manager in Toronto for more than 34 years, and as of December 31, 2003 had over $38.2 billion Canadian in assets under management. For its services, MFC receives a fee from the Fund that is equal, on an annual basis, to 0.50% of the Fund's average net assets.

1Until December 31, 2002, Ivy Management, Inc. (IMI) provided business management services to the Ivy Funds and investment advisory services to the Ivy Funds. On December 31, 2002, IMI, an indirect wholly owned subsidiary of Waddell & Reed Financial, Inc. (Waddell & Reed) and a wholly owned subsidiary of Ivy Acquisition Corporation (IAC), merged with and into IAC, a wholly owned subsidiary of Waddell & Reed. Upon effectiveness of the merger, IAC changed its name to Waddell and Reed Ivy Investment Company (WRIICO), and WRIICO assumed all of IMI's duties with respect to the Ivy Funds.

Advantus Capital Management, Inc. (Advantus Capital), an SEC-registered investment advisor located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment sub-advisor to Ivy Real Estate Securities Fund, Ivy Mortgage Securities Fund and Ivy Bond Fund under an agreement with WRIICO. Since its inception in 1994, Advantus Capital has provided investment advisory services for mutual funds and has managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc. Personnel of Advantus Capital also manage Minnesota Life's investment portfolio. Advantus Capital had approximately $14.3 billion in assets under management as of December 31, 2003.

Templeton Investment Counsel, LLC (Templeton Counsel), an SEC-registered investment advisor located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394 serves as investment sub-advisor to the Ivy International Balanced Fund under an agreement with WRIICO. Templeton Counsel provides investment advice, and generally conducts the investment management program for the Fund. Templeton Counsel had approximately $113.2 billion in assets under management as of December 31, 2003.

State Street Research & Management Company (State Street Research), an SEC-registered investment advisor located at One Financial Center, Boston, Massachusetts 02111 serves as investment sub-advisor to the Ivy Small Cap Value Fund under an agreement with WRIICO. State Street Research provides investment advice, and generally conducts the investment management program for the Fund. At December 31, 2003, State Street Research had approximately $42.1 billion in assets under management.

Ivy Asset Strategy Fund: Michael L. Avery is primarily responsible for the management of the equity portion of the Ivy Asset Strategy Fund. Mr. Avery has held his Fund responsibilities since January 1997. He is Senior Vice President of WRIICO and WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From March 1995 to March 1998, Mr. Avery was Vice President of, and Director of Research for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO. Mr. Avery has served as the portfolio manager for investment companies managed by WRIMCO since February 1994, has served as the Director of Research for WRIMCO and its predecessor since August 1987, and has been an employee of such since June 1981. He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Daniel J. Vrabac is primarily responsible for the management of the fixed-income portion of the Asset Strategy Fund. Mr. Vrabac has held his Fund responsibilities since January 1997. He is Senior Vice President of WRIICO and WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From May 1994 to March 1998, Mr. Vrabac was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Vrabac has been an employee of WRIMCO since May 1994. He earned a BA degree in economics from Duquesne University, and holds an MBA with emphasis in Investments and Finance from Indiana University.

Ivy Balanced Fund: Cynthia P. Prince-Fox is primarily responsible for the management of the Ivy Balanced Fund. Ms. Prince-Fox has held her Fund responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since May 2003. She is Senior Vice President of WRIICO and WRIMCO, Vice President of the Fund, and Vice President of other investment companies for which WRIICO and WRIMCO serve as investment manager. From January 1993 to March 1998, Ms. Prince-Fox was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Ms. Prince-Fox is also Co-Chief Investment Officer, Vice President and Portfolio Manager for Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO. Ms. Prince-Fox has served as the portfolio manager for investment companies managed by WRIMCO since January 1993. She holds a BBA degree in Finance from St. Mary's University at San Antonio, Texas, and has earned an MBA with an emphasis in Finance from Rockhurst College.

Ivy Core Equity Fund: James D. Wineland is primarily responsible for the management of the Ivy Core Equity Fund. Mr. Wineland has held his Fund responsibilities for since July 1997. He is Senior Vice President of WRIICO and WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From March 1995 to March 1998 Mr. Wineland was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Wineland has served as the portfolio manager for investment companies managed by WRIMCO and its predecessor since January 1988 and has been an employee of such since November 1984. He graduated from the United States Military Academy at West Point, and earned an MBA at the University of Kansas. Mr. Wineland is a Chartered Financial Analyst.

Ivy Dividend Income Fund: David P. Ginther is primarily responsible for the management of the Ivy Dividend Income Fund. He has held his Fund responsibilities since the inception of the Fund. He is Senior Vice President of WRIICO, Vice President of WRIMCO and portfolio manager for another investment company for which WRIMCO serves as investment manager, and has been an employee of WRIMCO since 1995. Mr. Ginther holds a BS degree in accounting from Kansas State University, and has earned the designation of Certified Public Accountant.

Ivy Cundill Global Value Fund: The Fund is managed by investment professionals who are supported by a team of research analysts who are responsible for providing information on regional and country-specific economic and political developments and monitoring individual companies.

F. Peter Cundill, founder and majority shareholder has over 32 years of value-investing experience and has managed MFC's Cundill Value Fund since 1975. He is a Chartered Financial Analyst, a Chartered Accountant and holds a Bachelor of Commerce degree from McGill University, Montreal.

Hiok Hhu Ng, Portfolio Manager, assists in the management of the Fund. Mr. Ng holds a degree in finance from the University of British Columbia and is a Chartered Financial Analyst. He has been with Cundill since receiving his degree in 1998.

Ivy European Opportunities Fund: Stephen Peak, Executive Director of Henderson and head of Henderson's European equities team, is primarily responsible for is the management of the Ivy European Opportunities Fund. Formerly a director and portfolio manager with Touche Remnant & Co., Mr. Peak has 28 years of investment experience. He joined Henderson in 1986.

Ivy Global Natural Resources Fund: Frederick Sturm, a Senior Vice President of MFC, is primarily responsible for the management of the Ivy Global Natural Resources Fund. He has managed the Fund since its inception. Mr. Sturm joined MFC in 1983. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.

Ivy International Fund, Ivy International Growth Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund: Thomas A. Mengel is primarily responsible for the management of the Ivy International Fund, Ivy International Growth Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund. Mr. Mengel has held his Fund responsibilities for Ivy International Growth Fund since May 1996, and for each of Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund since December 2002. Mr. Mengel is Senior Vice President of WRIICO and WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. He is a graduate of the University of Berlin with a degree in Business, Finance and Economics.

Ivy International Balanced Fund: Edgerton Tucker Scott III is primarily responsible for the management of the equity portion of the Ivy International Balanced Fund. He has held his Fund responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since June 2000. He is Vice President and Research Analyst for Templeton Investment Counsel, LLC.

Alexander C. Calvo is primarily responsible for the management of the fixed income portion of the Ivy International Balanced Fund. He has held his Fund responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since December 2001.

Ivy Large Cap Growth Fund: Daniel P. Becker is primarily responsible for the management of the Ivy Large Cap Growth Fund. Mr. Becker has held his Fund responsibilities since the inception of the Fund. He is Senior Vice President of WRIICO and WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From January 1995 to March 1998, Mr. Becker was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager for WRIMCO since January 1997. He earned a BS degree in Mathematical Economics from the University of Wisconsin, and holds an MS degree with an emphasis in Finance, Investments and Banking from the University of Wisconsin Graduate School of Business. Mr. Becker is a Chartered Financial Analyst.

Ivy Mid Cap Growth Fund: Kimberly A. Scott is primarily responsible for the management of the Ivy Mid Cap Growth Fund. Ms. Scott has held her Fund responsibilities since February 2001. She is Senior Vice President of WRIICO, Vice President of WRIMCO, Vice President of the Fund and Vice President of another investment company managed by WRIMCO. Ms. Scott served as an investment analyst with WRIMCO from April 1999 to February 2001. From 1994 to 1999, she was an equity analyst for Bartlett & Company. Ms. Scott earned a BS in microbiology from the University of Kansas, and holds an MBA from the University of Cincinnati. She is a Chartered Financial Analyst.

Ivy Real Estate Securities Fund: Joseph R. Betlej is primarily responsible for the management of the Ivy Real Estate Securities Fund. He has held his Fund responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since February 1999. He is Vice President and Investment Officer of Advantus Capital.

Ivy Science and Technology Fund: Zachary H. Shafran is primarily responsible for the management of the Ivy Science and Technology Fund. Mr. Shafran has held his responsibilities since February 2001. He is Senior Vice President of WRIICO and WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Shafran served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996 and has served as a portfolio manager since January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA with an emphasis in Finance from the University of Missouri at Kansas City.

Ivy Small Cap Fund, Inc.: Gilbert C. Scott is primarily responsible for the management of the fund. Mr. Scott has held his Fund responsibilities since August 2003. He is Senior Vice President of WRIICO, Vice President of WRIMCO and Vice President of the Fund. He joined Waddell & Reed in 1997 and has been assistant portfolio manager of small cap institutional accounts since September 2000. Mr. Scott earned a BBA degree in finance from the University of Massachusetts and an MBA from the University of Texas. He is a Chartered Financial Analyst.

Ivy Small Cap Value Fund: Effective January 1, 2004, Paul Haagensen and Caroline Evascu are primarily responsible for the management of the Ivy Small Cap Value Fund. Mr. Haagensen has held his Fund responsibilities since the inception of the Fund, and was Portfolio Manager for the predecessor fund since February 2003. He is Senior Vice President of State Street Research. Mr. Haagensen was previously Portfolio Manager and Senior Analyst with Putnam Investments.

Prior to January 1, 2004, Ms. Evascu was Assistant Portfolio Manager for the Fund, and was Assistant Portfolio Manager for the predecessor fund since February 2003. She is Vice President of State Street Research. Ms. Evascu was previously Vice President and Senior Analyst with SG Cowen Asset Management, and research associate at Donaldson, Lufkin & Jenrette.

Ivy Tax-Managed Equity Fund: Barry M. Ogden is primarily responsible for the management of the Ivy Tax-Managed Equity Fund. Mr. Ogden has held his Fund responsibilities since January 2002. He is Senior Vice President of WRIICO, Vice President of WRIMCO, Vice President of the Fund and Vice President of another investment company for which WRIMCO serves as investment manager. Mr. Ogden has served as Assistant Portfolio Manager for investment companies managed by WRIMCO since January 1999 and has been an employee of WRIMCO since July 1994. He graduated from the University of Kansas with a BS degree in accounting, and has earned the designation of Certified Public Accountant. Mr. Ogden is a Chartered Financial Analyst.

Ivy Value Fund: Matthew T. Norris is primarily responsible for the management of Ivy Value Fund. He has held his Fund responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since July 2003. He is Senior Vice President of WRIMCO and WRIICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO and WRIICO serve as investment manager. From January 2000 to June 2003, Mr. Norris was a Portfolio Manager for Advantus Capital Management, Inc. He joined Advantus Capital Management, Inc. in December 1997, first serving as an Analyst and later as a Senior Analyst. Prior to December 1997, Mr.  Norris had been employed as an Equity Analyst and Portfolio Manager for Norwest Investment Management, Inc. He earned a BS degree from the University of Kansas, and an MBA from the University of Nebraska-Omaha. Mr. Norris is a Chartered Financial Analyst.

Other members of WRIICO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund's investments.

Management Fee

Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to WRIICO (except that Ivy Global Natural Resources Fund pays a management fee for investment advisory services to MFC and a fee for business management services to WRIICO) for providing investment advice and supervising its investments. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by a Fund at the annual rates of:

  Ivy Tax-Managed Equity Fund: 0.65% of net assets up to $1 billion, 0.60% of net assets over $1 billion and up to $2 billion, 0.55% of net assets over $2 billion and up to $3 billion, and 0.50% of net assets over $3 billion
  Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Core Equity Fund, Ivy Dividend Income Fund, Ivy International Balanced Fund, Ivy Large Cap Growth Fund, Ivy Value Fund: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.
  Ivy International Growth Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion
  Ivy Real Estate Securities Fund: 0.90% of net assets up to $1 billion, 0.87% of net assets over $1 billion and up to $2 billion, 0.84% of net assets over $2 billion and up to $3 billion, and 0.80% of net assets over $3 billion
  Ivy European Opportunities Fund: 1.00% of net assets up to $250 million; 0.85% of net assets over $250 million and up to $500 million, and 0.75% of net assets over $500 million
  Ivy International Fund: 1.00% of net assets up to $2 billion, 0.90% of net assets over $2 billion and up to $2.5 billion, 0.80% of net assets over $2.5 billion and up to $3 billion, and 0.70% of net assets over $3 billion
  Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund, Ivy International Value Fund, Ivy Pacific Opportunities Fund: 1.00% of net assets

Management fees for the following Funds as a percent of the Fund's net assets for its fiscal year ended March 31, 2003 were:

Fund	Management Fees Paid[1]	Management Fee without voluntary waiver[1]
Ivy Asset Strategy Fund	0.70%	na
Ivy Core Equity Fund	0.70%	na
Ivy International Growth Fund	0.85%	na
Ivy Large Cap Growth Fund	0.57%	0.70%
Ivy Mid Cap Growth Fund	0.00%	0.85%
Ivy Science and Technology Fund	0.85%	na
Ivy Small Cap Growth Fund	0.85%	na
Ivy Tax-Managed Equity Fund	0.00%	0.65%

1WRIICO has voluntarily agreed to waive its management fee for any day that a Fund's net assets are less than $25 million, subject to WRIICO's right to change or modify this waiver.

Management fees for the following Funds as a percent of the Fund's net assets for its fiscal year ended December 31, 2003 were:

Fund	Management Fees Paid
Ivy Cundill Global Value Fund	1.00%
Ivy European Opportunities Fund	1.00%
Ivy Global Natural Resources Fund	1.00%
Ivy International Fund	1.00%
Ivy International Value Fund	1.00%
Ivy Pacific Opportunities Fund	1.00%

Management fees for the listed predecessors of the following Funds as a percent of the predecessor fund's net assets for its fiscal year ended September 30, 2003 were:

Fund	Management Fees Paid
Advantus Spectrum Fund, Inc. (predecessor to Ivy Balanced Fund)	0.70%
Advantus International Balanced Fund, Inc. (predecessor to Ivy International Balanced Fund)	0.70%

Management fees for the listed predecessors of the following Funds as a percent of the predecessor fund's net assets for its fiscal year ended July 31, 2003 were:

Fund	Management Fees Paid
Advantus Real Estate Securities Fund, Inc. (predecessor to Ivy Real Estate Securities Fund)	0.90%
Advantus Venture Fund, Inc. (predecessor to Ivy Small Cap Value Fund)	0.85%
Advantus Cornerstone Fund, Inc. (predecessor to Ivy Value Fund)	0.70%

Financial Highlights

The following information is to help you understand the financial performance of each of the classes of each Fund for the fiscal periods shown. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions.

The information for the Funds in Ivy Funds, Inc. has been audited by Deloitte & Touche LLP, whose independent auditors' reports, along with each Fund's financial statements for the fiscal year ended March 31, 2003 and for the fiscal period ended September 30, 2003, are included in the Funds' Annual Report to Shareholders and Semiannual Report to Shareholders, respectively, each of which is incorporated by reference into its Statement of Additional Information. The annual report and semiannual report contain additional performance information and will be made available upon request and without charge.

The Financial Highlights for the fiscal year ended December 31, 2002, for the Funds in Ivy Fund have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the Ivy Fund's annual report to Shareholders, which is incorporated by reference into its Statement of Additional information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before December 31, 2001 for the Funds in Ivy Fund, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional information.

The information shown for Ivy Balanced Fund, Ivy International Balanced Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund is that of Class A shares of the respective Advantus Fund ("predecessor fund") for periods prior to December 8, 2003. Information is not shown for Class B, Class C and Class Y shares because all assets of each predecessor fund, Classes A, B and C, merged into Class A shares of the respective Ivy Fund. This information is included in the predecessor fund's financial statements, which have been audited by KPMG LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report of the predecessor fund. The annual report contains additional performance information and will be made available upon request and without charge.

IVY ASSET STRATEGY FUND

(formerly, W&R Asset Strategy Fund)

	Selected Per-Share Data
	---------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations			Less Distributions
		------------------------------------------			-------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-03 to 9-30-03	$11.18	$0.05	$ 0.53	$0.58	$(0.03)	$(0.00)	$(0.03)	$11.73
4-1-02 to 3-31-03	11.33	0.16	(0.16)	0.00	(0.15)	(0.00)	(0.15)	11.18
4-1-01 to 3-31-02	11.98	0.25	(0.40)	(0.15)	(0.30)	(0.20)	(0.50)	11.33
7-10-00[c] to 3-31-01	15.22	0.15	(0.60)	(0.45)	(0.13)	(2.66)	(2.79)	11.98
Class B
4-1-03 to 9-30-03	$11.17	$(0.01)	$ 0.54	$0.53	$(0.00)[e]	$(0.00)	$(0.00)[e]	$11.70
4-1-02 to 3-31-03	11.32	0.05	(0.15)	(0.10)	(0.05)	(0.00)	(0.05)	11.17
4-1-01 to 3-31-02	11.97	0.17	(0.41)	(0.24)	(0.21)	(0.20)	(0.41)	11.32
7-3-00[c] to 3-31-01	15.21	0.07	(0.60)	(0.53)	(0.05)	(2.66)	(2.71)	11.97
Class Cf
4-1-03 to 9-30-03	$11.17	$(0.00)	$ 0.55	$0.55	$(0.01)	$(0.00)	$(0.01)	$11.71
4-1-02 to 3-31-03	11.32	0.05	(0.14)	(0.09)	(0.06)	(0.00)	(0.06)	11.17
4-1-01 to 3-31-02	11.97	0.19	(0.43)	(0.24)	(0.21)	(0.20)	(0.41)	11.32
4-1-00 to 3-31-01	15.21	0.11	(0.62)	(0.51)	(0.07)	(2.66)	(2.73)	11.97
4-1-99 to 3-31-00	11.20	0.03	4.33	4.36	(0.05)	(0.30)	(0.35)	15.21
4-1-98 to 3-31-99	11.42	0.15	0.05	0.20	(0.16)	(0.26)	(0.42)	11.20
Class Y
4-1-03 to 9-30-03	$11.18	$0.04	$ 0.54	$0.58	$(0.03)	$(0.00)	$(0.03)	$11.73
4-1-02 to 3-31-03	11.33	0.11	(0.10)	0.01	(0.16)	(0.00)	(0.16)	11.18
4-1-01 to 3-31-02	11.98	0.28	(0.42)	(0.14)	(0.31)	(0.20)	(0.51)	11.33
4-1-00 to 3-31-01	15.26	0.24	(0.63)	(0.39)	(0.23)	(2.66)	(2.89)	11.98
4-1-99 to 3-31-00	11.21	0.15	4.33	4.48	(0.13)	(0.30)	(0.43)	15.26
4-1-98 to 3-31-99	11.43	0.26	0.05	0.31	(0.27)	(0.26)	(0.53)	11.21
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)Annualized.
(c)Commencement of operations of the class.
(d)For the fiscal year ended March 31, 2001.
(e)Not shown due to rounding.
(f)The financial data shown for a Class C share prior to March 24, 2000 are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
		Ratios and Supplemental Data
		----------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Class A
4-1-03 to 9-30-03	5.16%[a]	$13	1.51%[b]	0.71%[b]	164.89%
4-1-02 to 3-31-03	0.00[a]	9	1.40	1.23	109.38
4-1-01 to 3-31-02	-1.25[a]	4	1.45	2.28	143.38
7-10-00[c] to 3-31-01	-3.77[a]	2	1.26[b]	2.26[b]	214.77[d]
Class B
4-1-03 to 9-30-03	4.76%	$5	2.47%[b]	-0.25%[e]	164.89%
4-1-02 to 3-31-03	-0.92	3	2.35	0.31	109.38
4-1-01 to 3-31-02	-2.03	3	2.25	1.50	143.38
7-3-00[c] to 3-31-01	-4.35	2	2.15[b]	1.37[b]	214.77[d]
Class Cf
4-1-03 to 9-30-03	4.88%	$47	2.29%[b]	-0.05%[b]	164.89%
4-1-02 to 3-31-03	-0.79	51	2.20	0.46	109.38
4-1-01 to 3-31-02	-1.98	47	2.20	1.59	143.38
4-1-00 to 3-31-01	-4.22	54	2.15	0.86	214.77
4-1-99 to 3-31-00	39.60	52	2.24	0.24	204.12
4-1-98 to 3-31-99	1.79	30	2.32	1.38	168.17
Class Y
4-1-03 to 9-30-03	5.17%	$1	1.41%[b]	0.86%[b]	164.89%
4-1-02 to 3-31-03	0.08	1	1.32	1.34	109.38
4-1-01 to 3-31-02	-1.14	1	1.33	2.44	143.38
4-1-00 to 3-31-01	-3.39	1	1.32	1.71	214.77
4-1-99 to 3-31-00	40.85	1	1.33	1.14	204.12
4-1-98 to 3-31-99	2.75	-[e]	1.45	2.25	168.17

IVY BALANCED FUND

Historical information is presented for Advantus Spectrum Fund Class A shares

	Selected Per-Share Data
	----------------------------------------------------------------------------------------------------------------------------------------
		Income (Decrease) From Investment Operations			Less Distributions
		---------------------------------------------------			------------------------------------------------
	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value End of Period

For the Period From
10-1-02 to 9-30-03	$10.54	$0.16	$1.64	$1.80	$(0.16)	$0.00	$(0.16)	$12.18
10-1-01 to 9-30-02	11.45	0.23	(0.89)	(0.66)	(0.25)	0.00	(0.25)	10.54
10-1-00 to 9-30-01	19.73	0.22	(6.08)	(5.86)	(0.20)	(2.22)	(2.42)	11.45
10-1-99 to 9-30-00	17.88	0.31	2.55	2.86	(0.30)	(0.71)	(1.01)	19.73
10-1-98 to 9-30-99	16.50	0.31	2.30	2.61	(0.31)	(0.92)	(1.23)	17.88
10-1-97 to 9-30-98	16.40	0.33	1.40	1.73	(0.33)	(1.30)	(1.63)	16.50
(a)Total return figures presented for the Periods stated above assume reinvestment of distributions and do not include the effects of sales charges.
(b)Advantus Capital reimbursed the Fund for losses related to certain investment trades. With reimbursed losses, the total return for the year ended September 20, 3003 would have been 17.26%.
		Ratios and Supplemental Data
		-------------------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return[a]	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Waiver	Ratio of Expenses to Average Net Assets without Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets with Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets without Waiver	Portfolio Turnover Rate

10-1-02 to 9-30-03	17.17%[b]	$38	1.29%	1.62%	1.41%	1.08%	110.0%
10-1-01 to 9-30-02	(5.91)	37	1.22	1.52	1.84	1.54	129.0
10-1-00 to 9-30-01	(32.35)	45	1.12	1.40	1.57	1.29	158.4
10-1-99 to 9-30-00	16.22	78	1.11	1.20	1.58	1.49	132.0
10-1-98 to 9-30-99	16.08	74	1.10	1.10	1.77	1.77	100.8
10-1-97 to 9-30-98	11.31	68	1.19	1.19	1.98	1.98	139.8

IVY CORE EQUITY FUND

(formerly, W&R Core Equity Funda)

	Selected Per-Share Data
	------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations			Less Distributions
		--------------------------------------------------			---------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-03 to 9-30-03	$ 6.63	$(0.07)	$(0.80)	$(0.73)	$(0.00)	$(0.00)	$(0.00)	$7.36
4-1-02 to 3-31-03	8.89	(0.08)	(2.18)	(2.26)	(0.00)	(0.00)	(0.00)	6.63
4-1-01 to 3-31-02	9.51	(0.20)	(0.11)	(0.31)	(0.00)	(0.31)	(0.31)	8.89
7-3-00[d] to 3-31-01	13.89	(0.00)	(2.00)	(2.00)	(0.00)	(2.38)	(2.38)	9.51
Class B
4-1-03 to 9-30-03	$ 6.45	$(0.03)	$ 0.71	$ 0.68	$(0.00)	$(0.00)	$(0.00)	$7.13
4-1-02 to 3-31-03	8.74	(0.06)	(2.23)	(2.29)	(0.00)	(0.00)	(0.00)	6.45
4-1-01 to 3-31-02	9.44	(0.14)	(0.25)	(0.39)	(0.00)	(0.31)	(0.31)	8.74
7-11-00[d] to 3-31-01	14.10	(0.05)	(2.23)	(2.28)	(0.00)	(2.38)	(2.38)	9.44
Class Cf,g
4-1-03 to 9-30-03	$ 6.48	$(0.01)	$ 0.69	$ 0.68	$(0.00)	$(0.00)	$(0.00)	$ 7.16
4-1-02 to 3-31-03	8.76	(0.04)	(2.24)	(2.28)	(0.00)	(0.00)	(0.00)	6.48
4-1-01 to 3-31-02	9.45	(0.08)	(0.30)	(0.38)	(0.00)	(0.31)	(0.31)	8.76
4-1-00 to 3-31-01	13.76	(0.11)	(1.82)	(1.93)	(0.00)	(2.38)	(2.38)	9.45
4-1-99 to 3-31-00	11.52	(0.01)	2.71	2.70	(0.03)	(0.43)	(0.46)	13.76
4-1-98 to 3-31-99	12.24	0.03	0.82	0.85	(0.01)	(1.56)	(1.57)	11.52
Class Yf
4-1-03 to 9-30-03	$ 6.86	$ 0.29	$ 0.47	$ 0.76	$(0.00)	$(0.00)	$(0.00)	$7.62
4-1-02 to 3-31-03	9.19	0.04	(2.37)	(2.33)	(0.00)	(0.00)	(0.00)	6.86
4-1-01 to 3-31-02	9.82	(0.11)	(0.21)	(0.32)	(0.00)	(0.31)	(0.31)	9.19
4-1-00 to 3-31-01	14.08	(0.04)	(1.84)	(1.88)	(0.00)	(2.38)	(2.38)	9.82
4-1-99 to 3-31-00	11.78	0.06	2.80	2.86	(0.13)	(0.43)	(0.56)	14.08
4-1-98 to 3-31-99	12.46	0.12	0.84	0.96	(0.08)	(1.56)	(1.64)	11.78
(a)Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)Annualized.
(d)Commencement of operations of the class.
(e)For the fiscal year ended March 31, 2001.
(f)Per share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
(g)The financial data shown for a Class C share prior to March 24, 2000 are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. Per share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
		Ratios and Supplemental Data
		--------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Class A
4-1-03 to 9-30-03	11.01%[b]	$44	1.44%[c]	0.43%[c]	19.92%
4-1-02 to 3-31-03	-25.42[b]	13	1.31	0.28	39.13
4-1-01 to 3-31-02	-3.18[b]	9	1.26	-0.11	22.36
7-3-00[d] to 3-31-01	-16.72[b]	4	1.18[c]	-0.11[c]	39.02[e]
Class B
4-1-03 to 9-30-03	10.54%	$13	2.37%[c]	-0.48%[c]	19.92%
4-1-02 to 3-31-03	-26.20	5	2.36	-0.76	39.13
4-1-01 to 3-31-02	-4.06	6	2.18	-1.04	22.36
7-11-00[d] to 3-31-01	-18.50	5	2.11[c]	-1.02[c]	39.02[e]
Class Cf,g
4-1-03 to 9-30-03	10.49%	$202	2.27%[c]	-0.32%[c]	19.92%
4-1-02 to 3-31-03	-26.03	200	2.18	-0.58	39.13
4-1-01 to 3-31-02	-3.94	356	2.05	-0.91	22.36
4-1-00 to 3-31-01	-16.40	440	1.97	-0.93	39.02
4-1-99 to 3-31-00	23.98	585	1.98	-0.12	75.64
4-1-98 to 3-31-99	7.47	508	1.93	0.30	54.73
Class Yf
4-1-03 to 9-30-03	11.08%	$1	1.31%[c]	-0.68%[c]	19.92%
4-1-02 to 3-31-03	-25.35	2	1.20	0.40	39.13
4-1-01 to 3-31-02	-3.18	4	1.17	-0.03	22.36
4-1-00 to 3-31-01	-15.62	2	1.15	-0.11	39.02
4-1-99 to 3-31-00	24.96	2	1.16	0.67	75.64
4-1-98 to 3-31-99	8.37	1	1.15	1.10	54.73

IVY CUNDILL GLOBAL VALUE FUND

	Selected Per-Share Data
	------------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations			Less Distributions
		----------------------------------------------			---------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
1-1-03 to 6-30-03	$ 8.39	$(0.01)	$ 1.01	$ 1.00	$(0.00)	$(0.00)	$(0.00)	$9.39
1-1-02 to 12-31-02	9.64	0.00[c]	(1.17)	(1.17)	(0.00)	(0.08)	(0.08)	8.39
9-4-01[d] to 12-31-01	10.15	0.01	(0.23)	(0.22)	(0.02)	(0.27)	(0.29)	9.64
Class B
1-1-03 to 6-30-03	$8.32	$(0.03)	$ 0.99	$ 0.96	$(0.00)	$(0.00)	$(0.00)	$9.28
1-1-02 to 12-31-02	9.61	(0.05)[c]	(1.16)	(1.21)	(0.00)	(0.08)	(0.08)	8.32
9-26-01[d] to 12-31-01	9.26	0.01	0.62	0.63	(0.02)	(0.26)	(0.28)	9.61
Class C
1-1-03 to 6-30-03	$8.26	$(0.02)	$ 0.97	$ 0.95	$(0.00)	$(0.00)	$(0.00)	$9.21
1-1-02 to 12-31-02	9.57	$(0.07)[c]	$(1.16)	$(1.23)	$(0.00)	$(0.08)	$(0.08)	$8.26
10-19-01[d] to 12-31-01	9.44	0.01	0.40	0.41	(0.02)	(0.26)	(0.28)	9.57
Advisor Class[f]
1-1-03 to 6-30-03	$ 8.34	$0.01	$ 1.02	$ 1.03	$(0.00)	$(0.00)	$(0.00)	$ 9.37
1-1-02 to 12-31-02	9.55	0.04[c]	(1.17)	(1.13)	(0.00)	(0.08)	(0.08)	8.34
1-1-01 to 12-31-01	10.07	0.03	(0.25)	(0.22)	(0.02)	(0.28)	(0.30)	9.55
4-19-00[d] to 12-31-00	10.00	0.05	0.41	0.46	(0.19)	(0.20)	(0.39)	10.07
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)Annualized.
(c)Based on Average shares outstanding.
(d)Commencement of operations of the class.
(e)Not shown due to rounding.
(f)As of July 25, 2003, the Advisor Class is not available for investments.
		Ratios and Supplemental Data
		------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement	Ratio of Expenses to Average Net Assets without Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement	Ratio of Net Investment Income (Loss) to to Average Net Assets without Reimbursement	Portfolio Turnover Rate

Class A
1-1-03 to 6-30-03	11.92%[a]	$ 2	2.68%[b]	3.47%[b]	-0.17%[b]	-0.96%[b]	13%
1-1-02 to 12-31-02	-12.17[a]	1	2.28	4.97	0.02	-2.67	122
9-4-01d to 12-31-01	-2.07[a]	-[e]	4.47[b]	31.77[b]	0.94[b]	-26.36[b]	57
Class B
1-1-03 to 6-30-03	11.54%	$3	3.43%[b]	4.22%[b]	-0.90%[b]	-1.69%[b]	13%
1-1-02 to 12-31-02	-12.62	2	2.84	5.53	-0.54	-3.23	122
9-26-01d to 12-31-01	6.91	1	6.04[b]	39.53[b]	0.60[b]	-32.89[b]	57
Class C
1-1-03 to 6-30-03	11.50%	$2	3.14%[b]	3.93%[b]	-0.74%[b]	-1.53%[b]	13%
1-1-02 to 12-31-02	-12.88	-[e]	3.10	5.79	-0.80	-3.49	122
10-19-01d to 12-31-01	4.44	-[e]	7.71[b]	51.61[b]	0.99[b]	-42.91[b]	57
Advisor Class[f]
1-1-03 to 6-30-03	12.35%	$3	2.29%[b]	0.39%[b]	3.08%[b]	-0.40%[b]	13%
1-1-02 to 12-31-02	-11.86%	2	1.83%	4.52%	0.47%	-2.22%	122%
1-1-01 to 12-31-01	-2.13	1	1.40	10.30	0.37	-8.53	57
4-19-00[d] to 12-31-00	4.66	1	1.95[b]	19.15[b]	0.70[b]	-16.50[b]	53

IVY EUROPEAN OPPORTUNITIES FUND

	Selected Per-Share Data
	------------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations			Less Distributions
		---------------------------------------------			---------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
1-1-03 to 6-30-03	$13.20	$ 0.11	$ 1.15[a]	$ 1.26	$(0.00)	$(0.00)	$(0.00)	$14.46
1-1-02 to 12-31-02	13.65	0.01[d]	(0.46)[a]	(0.45)	(0.00)	(0.00)	(0.00)	13.20
1-1-01 to 12-31-01	17.25	(0.08)	(3.49)[a]	(3.57)	(0.00)	(0.03)	(0.03)	13.65
1-1-00 to 12-31-00	17.13	(0.07)	0.82	0.75	(0.00)	(0.63)	(0.63)	17.25
5-4-99e to 12-31-99	10.01	0.00	16.35	16.35	(0.01)	(9.22)	(9.23)	17.13
Class B
1-1-03 to 6-30-03	$12.93	$ 0.07	$ 1.10	$ 1.17	$(0.00)	$(0.00)	$(0.00)	$14.10
1-1-02 to 12-31-02	13.54	(0.10)[d]	(0.51)	(0.61)	(0.00)	(0.00)	(0.00)	12.93
1-1-01 to 12-31-01	17.26	(0.20)	(3.49)	(3.69)	(0.00)	(0.03)	(0.03)	13.54
1-1-00 to 12-31-00	17.13	(0.18)	0.83	0.65	(0.00)	(0.52)	(0.52)	17.26
5-24-99e to 12-31-99	10.21	(0.01)	16.15	16.14	(0.00)	(9.22)	(9.22)	17.13
Class C
1-1-03 to 6-30-03	$12.98	$ 0.07	$ 1.10	$ 1.17	$(0.00)	$(0.00)	$(0.00)	$14.15
1-1-02 to 12-31-02	13.59	(0.10)[d]	(0.51)	(0.61)	(0.00)	(0.00)	(0.00)	12.98
1-1-01 to 12-31-01	17.32	(0.22)	(3.48)	(3.70)	(0.00)	(0.03)	(0.03)	13.59
1-1-00 to 12-31-00	17.13	(0.22)	0.88	0.66	(0.00)	(0.47)	(0.47)	17.32
10-24-99[e] to 12-31-99	11.57	(0.01)	6.00	5.99	(0.01)	(0.42)	(0.43)	17.13
(a)Includes redemption fees added to paid-in capital.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)Annualized.
(d)Based on Average shares outstanding.
(e)Commencement of operations of the class.
		Ratios and Supplemental Data
		---------------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement	Ratio of Expenses to Average Net Assets without Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement	Ratio of Net Investment Income (Loss) to to Average Net Assets without Reimbursement	Portfolio Turnover Rate
Class A
1-1-03 to 6-30-03	9.55%[b]	$20	2.75%[c]	na%	1.61%[c]	na%	63%
1-1-02 to 12-31-02	-3.30[b]	20	2.15	2.15	0.06	0.06	69
1-1-01 to 12-31-01	-20.67[b]	31	2.15	2.17	-0.44	-0.46	66
1-1-00 to 12-31-00	4.51[b]	55	1.83	na	-0.36	na	46
5-4-99[e] to 12-31-99	215.58[b]	14	2.22[c]	6.10[c]	-0.15[c]	-4.03[c]	108
Class B
1-1-03 to 6-30-03	9.05%	$23	3.31%[c]	na%	1.02%[c]	na%	63%
1-1-02 to 12-31-02	-4.51	25	2.92	2.92	-0.70	-0.70	69
1-1-01 to 12-31-01	-21.35	34	2.89	2.91	-1.18	-1.20	66
1-1-00 to 12-31-00	4.12	57	2.59	na	-1.12	na	46
5-24-99[e] to 12-31-99	209.41	6	2.96[c]	6.84[c]	-0.89[c]	-4.77[c]	108
Class C
1-1-03 to 6-30-03	9.01%	$18	3.28%[c]	na%	1.08%[c]	na%	63%
1-1-02 to 12-31-02	-4.49	19	2.92	2.92	-0.70	-0.70	69
1-1-01 to 12-31-01	-21.32	25	2.91	2.93	-1.20	-1.22	66
1-1-00 to 12-31-00	3.98	50	2.58	na	-1.11	na	46
10-24-99[e] to 12-31-99	51.80	8	2.96[c]	6.84[c]	-0.89[c]	-4.77[c]	108

IVY GLOBAL NATURAL RESOURCES FUND

	Selected Per-Share Data
	---------------------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations			Less Distributions
		------------------------------------------------			-----------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
1-1-03 to 6-30-03	$11.50	$(0.00)	$ 0.87[a]	$ 0.87	$(0.00)	$(0.00)	$(0.00)	$12.37
1-1-02 to 12-31-02	11.05	(0.11)[d]	0.63[a]	0.52	(0.00)	(0.07)	(0.07)	11.50
1-1-01 to 12-31-01	9.74	0.04[d]	1.45	1.49	(0.18)	(0.00)	(0.18)	11.05
1-1-00 to 12-31-00	8.91	(0.07)	0.95	0.88	(0.05)	(0.00)	(0.05)	9.74
1-1-99 to 12-31-99	6.32	0.00[d]	2.59	2.59	(0.00)	(0.00)	(0.00)	8.91
1-1-98 to 12-31-98	9.01	0.03	(2.68)	(2.65)	(0.04)	(0.00)	(0.04)	6.32
Class B
1-1-03 to 6-30-03	$11.19	$(0.05)	$ 0.85	$ 0.80	$(0.00)	$(0.00)	$(0.00)	$11.99
1-1-02 to 12-31-02	10.81	(0.19)[d]	0.57	0.38	(0.00)	(0.00)	(0.00)	11.19
1-1-01 to 12-31-01	9.56	(0.02)[d]	1.42	1.40	(0.15)	(0.00)	(0.15)	10.81
1-1-00 to 12-31-00	8.77	(0.09)	0.90	0.81	(0.02)	(0.00)	(0.02)	9.56
1-1-99 to 12-31-99	6.27	(0.04)[d]	2.54	2.50	(0.00)	(0.00)	(0.00)	8.77
1-1-98 to 12-31-98	9.00	(0.04)	(2.65)	(2.69)	(0.04)	(0.00)	(0.04)	6.27
Class C
1-1-03 to 6-30-03	$10.97	$(0.01)	$ 0.80	$ 0.79	$(0.00)	$(0.00)	$(0.00)	$11.76
1-1-02 to 12-31-02	10.61	(0.18)[d]	0.55	0.37	(0.00)	(0.01)	(0.01)	10.97
1-1-01 to 12-31-01	9.40	(0.02)[d]	1.39	1.37	(0.16)	(0.00)	(0.16)	10.61
1-1-00 to 12-31-00	8.63	(0.07)	0.89	0.82	(0.05)	(0.00)	(0.05)	9.40
1-1-99 to 12-31-99	6.21	(0.04)[d]	2.46	2.42	(0.00)	(0.00)	(0.00)	8.63
1-1-98 to 12-31-98	9.00	(0.14)	(2.61)	(2.75)	(0.04)	(0.00)	(0.04)	6.21
(a)Includes redemption fees added to paid-in capital.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)Annualized.
(d)Based on Average shares outstanding.
(e)Not shown due to rounding.
		Ratios and Supplemental Data
		-----------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement	Ratio of Expenses to Average Net Assets without Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement	Ratio of Net Investment Income (Loss) to to Average Net Assets without Reimbursement	Portfolio Turnover Rate

Class A
1-1-03 to 6-30-03	7.57%[b]	$21	2.55%[c]	na%	-0.49%[c]	na%	39%
1-1-02 to 12-31-02	4.66a,[b]	17	2.22	2.38	-0.91	-1.07	67
1-1-01 to 12-31-01	15.40[b]	8	2.25	3.71	0.38	-1.08	169
1-1-00 to 12-31-00	9.86[b]	6	2.29	4.54	-0.69	-2.94	134
1-1-99 to 12-31-99	40.98[b]	6	2.16	4.53	0.02	-2.35	157
1-1-98 to 12-31-98	-29.35[b]	1	2.22	5.75	0.29	-3.24	98
Class B
1-1-03 to 6-30-03	7.15%	$10	3.28%[c]	na%	-1.26%[c]	na%	39%
1-1-02 to 12-31-02	3.52	9	2.93	3.09	-1.62	-1.78	67
1-1-01 to 12-31-01	14.73	5	2.87	4.33	-0.24	-1.70	169
1-1-00 to 12-31-00	9.27	3	2.80	5.05	-1.20	-3.45	134
1-1-99 to 12-31-99	39.87	3	2.71	5.08	-0.53	-2.90	157
1-1-98 to 12-31-98	-29.82	1	2.90	6.43	-0.39	-3.92	98
Class C
1-1-03 to 6-30-03	7.20%	$8	3.33%[c]	na%	-1.37%[c]	na%	39%
1-1-02 to 12-31-02	3.46	5	2.94	3.10	-1.64	-1.80	67
1-1-01 to 12-31-01	14.62	2	2.86	4.32	-0.23	-1.69	169
1-1-00 to 12-31-00	9.49	1	2.70	4.95	-1.10	-3.35	134
1-1-99 to 12-31-99	38.97	-[e]	2.73	5.10	-0.55	-2.92	157
1-1-98 to 12-31-98	-30.49	-[e]	3.57	7.10	-1.06	-4.59	98

IVY INTERNATIONAL FUND

	Selected Per-Share Data
	------------------------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations			Less Distributions
		------------------------------------------------------			-------------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
1-1-03 to 6-30-03	$16.35	$0.06	$ 0.89[a]	$ 0.95	$(0.00)	$(0.00)	$(0.00)	$17.30
1-1-02 to 12-31-02	20.69	0.06[d]	(4.40)[a]	(4.34)	(0.00)	(0.00)	(0.00)	16.35
1-1-01 to 12-31-01	26.20	0.05	(5.56)[a]	(5.51)	(0.00)	(0.00)	(0.00)	20.69
1-1-00 to 12-31-00	47.09	0.19	(12.44)	(12.25)	(0.04)	(8.60)	(8.64)	26.20
1-1-99 to 12-31-99	41.20	0.30	8.31	8.61	(0.24)	(2.48)	(2.72)	47.09
1-1-98 to 12-31-98	39.03	0.37	2.50	2.87	(0.35)	(0.35)	(0.70)	41.20
Class B
1-1-03 to 6-30-03	$15.62	$(0.03)	$ 0.85	$ 0.82	$(0.00)	$(0.00)	$(0.00)	$16.44
1-1-02 to 12-31-02	20.03	(0.12)[d]	(4.29)	(4.41)	(0.00)	(0.00)	(0.00)	15.62
1-1-01 to 12-31-01	25.64	(0.21)	(5.40)	(5.61)	(0.00)	(0.00)	(0.00)	20.03
1-1-00 to 12-31-00	46.78	(0.17)	(12.33)	(12.50)	(0.04)	(8.60)	(8.64)	25.64
1-1-99 to 12-31-99	40.97	(0.06)	8.27	8.21	(0.00)	(2.40)	(2.40)	46.78
1-1-98 to 12-31-98	38.82	0.00	2.50	2.50	(0.00)	(0.35)	(0.35)	40.97
Class C
1-1-03 to 6-30-03	$15.52	$(0.01)	$ 0.83	$ 0.82	$(0.00)	$(0.00)	$(0.00)	$16.34
1-1-02 to 12-31-02	19.90	(0.11)[d]	(4.27)	(4.38)	(0.00)	(0.00)	(0.00)	15.52
1-1-01 to 12-31-01	25.46	(0.21)	(5.35)	(5.56)	(0.00)	(0.00)	(0.00)	19.90
1-1-00 to 12-31-00	46.57	(0.19)	(12.28)	(12.47)	(0.04)	(8.60)	(8.64)	25.46
1-1-99 to 12-31-99	40.79	(0.05)	8.23	8.18	(0.00)	(2.40)	(2.40)	46.57
1-1-98 to 12-31-98	38.64	0.00	2.50	2.50	(0.00)	(0.35)	(0.35)	40.79
(a)Includes redemption fees added to paid-in capital.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)Annualized.
(d)Based on Average shares outstanding.
		Ratios and Supplemental Data
		-----------------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement	Ratio of Expenses to Average Net Assets without Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement	Ratio of Net Investment Income (Loss) to to Average Net Assets without Reimbursement	Portfolio Turnover Rate

Class A
1-1-03 to 6-30-03	5.81%[b]	$ 118	2.08%[c]	na%	0.67%[c]	na%	62%
1-1-02 to 12-31-02	-20.96a,[b]	127	1.89	1.89	0.32	0.32	34
1-1-01 to 12-31-01	-21.03a,[b]	345	1.60	1.66	0.18	0.12	43
1-1-00 to 12-31-00	-17.26[b]	588	1.66	na	0.37	na	91
1-1-99 to 12-31-99	21.05[b]	1,574	1.66	na	0.63	na	7
1-1-98 to 12-31-98	7.34[b]	1,614	1.58	na	0.83	na	15
Class B
1-1-03 to 6-30-03	5.25%	$ 58	2.98%[c]	na%	-0.28%[c]	na%	62%
1-1-02 to 12-31-02	-22.00	68	2.85	2.85	-0.64	-0.64	34
1-1-01 to 12-31-01	-21.88	137	2.54	2.60	-0.76	-0.82	43
1-1-00 to 12-31-00	-17.95	281	2.50	na	-0.47	na	91
1-1-99 to 12-31-99	20.15	541	2.42	na	-0.13	na	7
1-1-98 to 12-31-98	6.43	543	2.41	na	-0.01	na	15
Class C
1-1-03 to 6-30-03	5.28%	$ 12	2.90%[c]	na%	-0.05%[c]	na%	62%
1-1-02 to 12-31-02	-22.00	14	2.83	2.83	-0.62	-0.62	34
1-1-01 to 12-31-01	-21.84	26	2.54	2.60	-0.76	-0.82	43
1-1-00 to 12-31-00	-17.97	57	2.49	na	-0.46	na	91
1-1-99 to 12-31-99	20.16	143	2.42	na	-0.13	na	7
1-1-98 to 12-31-98	6.46	154	2.40	na	0.01	na	15

IVY INTERNATIONAL BALANCED FUND

Historical information is presented for Advantus International Balanced Fund Class A shares

	Selected Per-Share Data
	-------------------------------------------------------------------------------------------------------------------------------------------------------
		Income (Decrease) From Investment Operations			Less Distributions
		-----------------------------------------------			--------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value End of Period

10-1-02 to 9-30-03	$ 8.72	$0.21	$2.40	$ 2.61	$0.00	$0.00	0.00	$0.00	$11.33
10-1-01 to 9-30-02	9.28	0.18	(0.59)	(0.41)	0.00	(0.13)	(0.02)	(0.15)	8.72
10-1-00 to 9-30-01	11.59	0.18	(1.28)	(1.10)	(0.11)	(1.10)	0.00	(1.21)	9.28
10-1-99 to 9-30-00	11.80	0.23	0.50	0.73	(0.36)	(0.58)	0.00	(0.94)	11.59
10-1-98 to 9-30-99	10.56	0.21	1.52	1.73	(0.11)	(0.38)	0.00	(0.49)	11.80
10-1-97 to 9-30-98	13.29	0.28	(1.95)	(1.67)	(0.14)	(0.92)	0.00	(1.06)	10.56
(a)Total return figures presented for the Periods stated above assume reinvestment of distributions and do not include the effects of sales charges.
		Ratios and Supplemental Data
		--------------------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return[a]	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with with Waiver	Ratio of Expenses to Average Net Assets without Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets with Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets without Waiver	Portfolio Turnover Rate

10-1-02 to 9-30-03	29.93%	$46	1.67%	1.71%	2.06%	2.02%	39.4%
10-1-01 to 9-30-02	(4.62)	36	1.62	1.72	1.84	1.74	47.8
10-1-00 to 9-30-01	(10.57)	40	1.62	1.73	1.60	1.49	35.6
10-1-99 to 9-30-00	6.26	48	1.52	1.65	1.92	1.79	44.2
10-1-98 to 9-30-99	16.65	50	1.63	1.70	1.77	1.70	73.8
10-1-97 to 9-30-98	(13.02)	46	1.62	1.91	2.38	2.09	57.0

IVY INTERNATIONAL GROWTH FUND

(formerly, W&R International Growth Fund)

	Selected Per-Share Data
	------------------------------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations				Less Distributions
		------------------------------------------------------				----------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-03 to 9-30-03	$ 7.57	$(0.08)	$ 1.38	$ 1.30	$(0.00)	$(0.00)	$(0.00)	$ 8.87
4-1-02 to 3-31-03	9.82	(0.03)	(2.22)	(2.25)	(0.00)	(0.00)	(0.00)	7.57
4-1-01 to 3-31-02	12.03	(0.17)	(2.01)	(2.18)	(0.00)	(0.03)	(0.03)	9.82
7-3-00[c] to 3-31-01	24.33	(0.02)	(6.46)	(6.48)	(0.00)	(5.82)	(5.82)	12.03
Class B
4-1-03 to 9-30-03	$ 7.35	$(0.05)	$ 1.27	$ 1.22	$(0.00)	$(0.00)	$(0.00)	$ 8.57
4-1-02 to 3-31-03	9.65	(0.11)	(2.19)	(2.30)	(0.00)	(0.00)	(0.00)	7.35
4-1-01 to 3-31-02	11.94	(0.19)	(2.07)	(2.26)	(0.00)	(0.03)	(0.03)	9.65
7-10-00[c] to 3-31-01	24.59	(0.09)	(6.74)	(6.83)	(0.00)	(5.82)	(5.82)	11.94
Class Ce
4-1-03 to 9-30-03	$ 7.40	$(0.03)	$ 1.26	$ 1.23	$(0.00)	$(0.00)	$(0.00)	$ 8.63
4-1-02 to 3-31-03	9.69	(0.08)	(2.21)	(2.29)	(0.00)	(0.00)	(0.00)	7.40
4-1-01 to 3-31-02	11.96	(0.11)	(2.13)	(2.24)	(0.00)	(0.03)	(0.03)	9.69
4-1-00 to 3-31-01	28.58	(0.17)	(10.63)	(10.80)	(0.00)	(5.82)	(5.82)	11.96
4-1-99 to 3-31-00	15.58	(0.34)	15.14	14.80	(0.00)	(1.80)	(1.80)	28.58
4-1-98 to 3-31-99	15.04	(0.07)	1.55	1.48	(0.00)	(0.94)	(0.94)	15.58
Class Y
4-1-03 to 9-30-03	$ 8.17	$ 0.05	$ 1.39	$ 1.44	$(0.00)	$(0.00)	$(0.00)	$ 9.61
4-1-02 to 3-31-03	10.55	(0.16)	(2.22)	(2.38)	(0.00)	(0.00)	(0.00)	8.17
4-1-01 to 3-31-02	12.87	(0.18)	(2.11)	(2.29)	(0.00)	(0.03)	(0.03)	10.55
4-1-00 to 3-31-01	29.86	(0.17)	(11.00)	(11.17)	(0.00)	(5.82)	(5.82)	12.87
4-1-99 to 3-31-00	16.08	(1.41)	16.99	15.58	(0.00)	(1.80)	(1.80)	29.86
4-1-98 to 3-31-99	15.35	0.05	1.62	1.67	(0.00)	(0.94)	(0.94)	16.08
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)Annualized.
(c) Commencement of operations of the class.
(d)For the fiscal year ended March 31, 2001.
(e)The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
		Ratios and Supplemental Data
		------------------------------------------------------------------------------------
	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

For the Period From
Class A
4-1-03 to 9-30-03	17.17%[a]	$10	2.36%[b]	0.14%[b]	120.17%
4-1-02 to 3-31-03	-22.91[a]	5	2.10	-0.10	107.62
4-1-01 to 3-31-02	-18.12[a]	7	1.89	-0.49	133.83
7-3-00[c] to 3-31-01	-29.73[a]	5	1.72[b]	-0.31[b]	103.03d
Class B
4-1-03 to 9-30-03	16.60%	$5	3.41%[b]	-1.26%[b]	120.17%
4-1-02 to 3-31-03	-23.83	2	3.24	-1.22	107.62
4-1-01 to 3-31-02	-18.93	2	2.89	-1.42	133.83
7-10-00[c] to 3-31-01	-30.89	2	2.61[b]	-1.30[b]	103.03d
Class Ce
4-1-03 to 9-30-03	16.62%	$ 49	3.16%[b]	-0.47%[b]	120.17%
4-1-02 to 3-31-03	-23.63	46	2.93	-0.86	107.62
4-1-01 to 3-31-02	-18.73	74	2.62	-1.03	133.83
4-1-00 to 3-31-01	-40.45	123	2.36	-1.03	103.03
4-1-99 to 3-31-00	97.89	233	2.37	-1.48	125.71
4-1-98 to 3-31-99	10.36	100	2.35	-0.53	116.25
Class Y
4-1-03 to 9-30-03	17.63%	$ 5	1.87%[b]	1.10%[b]	120.17%
4-1-02 to 3-31-03	-22.56	11	1.63	0.39	107.62
4-1-01 to 3-31-02	-17.79	8	1.52	-0.11	133.83
4-1-00 to 3-31-01	-39.91	7	1.44	-0.02	103.03
4-1-99 to 3-31-00	99.74	5	1.48	-0.80	125.71
4-1-98 to 3-31-99	11.41	1	1.44	0.36	116.25
IVY INTERNATIONAL VALUE FUND

	Selected Per-Share Data
	------------------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations			Less Distributions
		----------------------------------------------------			-----------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
1-1-03 to 6-30-03	$ 7.65	$0.02	$ 0.36[a]	$0.38	$(0.00)	$(0.00)	$(0.00)	$ 8.03
1-1-02 to 12-31-02	9.10	0.08[d]	(1.53)[a]	(1.45)	(0.00)	(0.00)	(0.00)	7.65
1-1-01 to 12-31-01	11.01	0.07	(1.96)[a]	(1.89)	(0.02)	(0.00)	(0.02)	9.10
1-1-00 to 12-31-00	11.99	0.14	(1.01)	(0.87)	(0.04)	(0.07)	(0.11)	11.01
1-1-99 to 12-31-99	9.48	0.09	2.54	2.63	(0.10)	(0.02)	(0.12)	11.99
1-1-98 to 12-31-98	8.98	0.08	0.52	0.60	(0.08)	(0.02)	(0.10)	9.48
Class B
1-1-03 to 6-30-03	$ 7.32	$(0.00)	$ 0.34	$0.34	$(0.00)	$(0.00)	$(0.00)	$ 7.66
1-1-02 to 12-31-02	8.97	0.01[d]	(1.66)	(1.65)	(0.00)	(0.00)	(0.00)	7.32
1-1-01 to 12-31-01	10.94	(0.02)	(1.93)	(1.95)	(0.02)	(0.00)	(0.02)	8.97
1-1-00 to 12-31-00	11.91	0.02	(0.96)	(0.94)	(0.01)	(0.02)	(0.03)	10.94
1-1-99 to 12-31-99	9.42	0.01	2.51	2.52	(0.01)	(0.02)	(0.03)	11.91
1-1-98 to 12-31-98	8.93	0.01	0.51	0.52	(0.01)	(0.02)	(0.03)	9.42
Class C
1-1-03 to 6-30-03	$ 7.32	$ 0.00	$ 0.34	$0.34	$(0.00)	$(0.00)	$(0.00)	$ 7.66
1-1-02 to 12-31-02	8.97	0.01[d]	(1.66)	(1.65)	(0.00)	(0.00)	(0.00)	7.32
1-1-01 to 12-31-01	10.94	(0.02)	(1.93)	(1.95)	(0.02)	(0.00)	(0.02)	8.97
1-1-00 to 12-31-00	11.92	0.02	(0.97)	(0.95)	(0.01)	(0.02)	(0.03)	10.94
1-1-99 to 12-31-99	9.42	0.02	2.51	2.53	(0.01)	(0.02)	(0.03)	11.92
1-1-98 to 12-31-98	8.93	0.01	0.51	0.52	(0.01)	(0.02)	(0.03)	9.42
(a)Includes redemption fees added to paid-in capital.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)Annualized.
(d)Based on Average shares outstanding.
		Ratios and Supplemental Data
		---------------------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement	Ratio of Expenses to Average Net Assets without Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement	Ratio of Net Investment Income (Loss) to to Average Net Assets without Reimbursement	Portfolio Turnover Rate

Class A
1-1-03 to 6-30-03	4.97%[b]	$ 7	2.68%[c]	na%	0.54%[c]	na%	61%
1-1-02 to 12-31-02	-15.93a,[b]	8	1.77	2.32	0.91	0.36	48
1-1-01 to 12-31-01	-17.17a,[b]	13	1.77	2.15	0.58	0.20	39
1-1-00 to 12-31-00	-7.25[b]	24	1.74	1.92	0.96	0.78	36
1-1-99 to 12-31-99	27.79[b]	33	1.72	1.87	0.92	0.77	21
1-1-98 to 12-31-98	6.63[b]	25	1.74	1.88	0.80	0.66	16
Class B
1-1-03 to 6-30-03	4.65%	$25	3.17%[c]	na%	0.01%[c]	na%	61%
1-1-02 to 12-31-02	-18.39	28	2.50	3.05	0.18	-0.37	48
1-1-01 to 12-31-01	-17.84	46	2.50	2.88	-0.15	-0.53	39
1-1-00 to 12-31-00	-7.94	76	2.51	2.69	0.20	0.02	36
1-1-99 to 12-31-99	26.81	95	2.51	2.66	0.12	-0.03	21
1-1-98 to 12-31-98	5.84	81	2.49	2.63	0.05	-0.09	16
Class C
1-1-03 to 6-30-03	4.65%	$ 8	3.13%[c]	na%	0.10%[c]	na%	61%
1-1-02 to 12-31-02	-18.39	9	2.50	3.05	0.18	-0.37	48
1-1-01 to 12-31-01	-17.84	16	2.51	2.89	-0.16	-0.54	39
1-1-00 to 12-31-00	-7.97	30	2.51	2.69	0.19	0.01	36
1-1-99 to 12-31-99	26.91	44	2.49	2.64	0.14	-0.01	21
1-1-98 to 12-31-98	5.79	40	2.52	2.66	0.03	-0.11	16

IVY LARGE CAP GROWTH FUND

(formerly, W&R Large Cap Growth Fund)

	Selected Per-Share Data
	------------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations			Less Distributions
		---------------------------------------------------			---------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-03 to 9-30-03	$ 7.24	$(0.04)	$ 1.14	$ 1.10	$(0.00)	$(0.00)	$(0.00)	$8.34
4-1-02 to 3-31-03	9.21	(0.03)	(1.94)	(1.97)	(0.00)	(0.00)	(0.00)	7.24
4-1-01 to 3-31-02	9.48	(0.04)	(0.23)	(0.27)	(0.00)	(0.00)	(0.00)	9.21
6-30-00[d] to 3-31-01	10.00	0.05	(0.45)	(0.40)	(0.06)	(0.06)	(0.12)	9.48
Class B
4-1-03 to 9-30-03	$ 6.99	$(0.00)	$ 1.00	$ 1.00	$(0.00)	$(0.00)	$(0.00)	$7.99
4-1-02 to 3-31-03	9.05	(0.14)	(1.92)	(2.06)	(0.00)	(0.00)	(0.00)	6.99
4-1-01 to 3-31-02	9.44	(0.16)	(0.23)	(0.39)	(0.00)	(0.00)	(0.00)	9.05
7-6-00[d] to 3-31-01	10.02	(0.03)	(0.49)	(0.52)	(0.00)	(0.06)	(0.06)	9.44
Class C
4-1-03 to 9-30-03	$ 7.08	$(0.03)	$ 1.07	$ 1.04	$(0.00)	$(0.00)	$(0.00)	$8.12
4-1-02 to 3-31-03	9.10	(0.10)	(1.92)	(2.02)	(0.00)	(0.00)	(0.00)	7.08
4-1-01 to 3-31-02	9.45	(0.12)	(0.23)	(0.35)	(0.00)	(0.00)	(0.00)	9.10
7-3-00[d] to 3-31-01	10.00	(0.00)	(0.48)	(0.48)	(0.01)	(0.06)	(0.07)	9.45
Class Y
4-1-03 to 9-30-03	$ 7.26	$(0.03)	$ 1.14	$ 1.11	$(0.00)	$(0.00)	$(0.00)	$8.37
4-1-02 to 3-31-03	9.22	(0.30)	(1.66)	(1.96)	(0.00)	(0.00)	(0.00)	7.26
4-1-01 to 3-31-02	9.48	(0.01)	(0.25)	(0.26)	(0.00)	(0.00)	(0.00)	9.22
7-6-00[d] to 3-31-01	10.02	0.09	(0.50)	(0.41)	(0.07)	(0.06)	(0.13)	9.48
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)Annualized.
(c)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.
(d)Commencement of operations of the class.
(e)Not shown due to rounding.
		Ratios and Supplemental Data
		------------------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Waiver	Ratio of Expenses to Average Net Assets without Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets with Waiver	Ratio of Net Investment Income (Loss) to to Average Net Assets without Waiver	Portfolio Turnover Rate

Class A
4-1-03 to 9-30-03	15.19%[a]	$30	1.73%[b]	-%[c]	-0.96%[b]	-%ec	39.31%
4-1-02 to 3-31-03	-21.39[a]	21	1.28	1.66	-0.23	-0.61	71.98
4-1-01 to 3-31-02	-2.85[a]	20	1.58	1.69	-0.38	-0.49	98.59
6-30-00[d] to 3-31-01	-4.27[a]	19	1.13[b]	1.34[b]	0.89[b]	0.68[b]	75.42
Class B
4-1-03 to 9-30-03	14.31%	$3	3.19%[b]	-%[c]	-2.41%[b]	-%[c]	39.31%
4-1-02 to 3-31-03	-22.76	2	2.93	3.31	-1.87	-2.25	71.98
4-1-01 to 3-31-02	-4.13	2	2.98	3.19	-1.79	-2.00	98.59
7-6-00[d] to 3-31-01	-5.32	2	2.53[b]	3.00[b]	-0.60[b]	-1.07[b]	75.42
Class C
4-1-03 to 9-30-03	14.69%	$7	2.67%[b]	-%[c]	-1.89%[b]	-%[c]	39.31%
4-1-02 to 3-31-03	-22.28	4	2.26	2.64	-1.20	-1.58	71.98
4-1-01 to 3-31-02	-3.60	7	2.51	2.68	-1.31	-1.48	98.59
7-3-00[d] to 3-31-01	-4.93	7	2.06[b]	2.44[b]	-0.08[b]	-0.46[b]	75.42
Class Y
4-1-03 to 9-30-03	15.29%	$1	1.54%[b]	-%[c]	-0.76%[b]	-%[c]	39.31%
4-1-02 to 3-31-03	-21.26	1	1.05	1.43	-0.00	-0.38	71.98
4-1-01 to 3-31-02	-2.74	1	1.36	1.45	-0.20	-0.29	98.59
7-6-00[d] to 3-31-01	-4.38	-[e]	1.13[b]	1.34[b]	1.11[b]	0.90[b]	75.42

IVY MID CAP GROWTH FUND

(formerly, W&R Mid Cap Growth Fund)

	Selected Per-Share Data
	--------------------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations			Less Distributions
		------------------------------------------------------			------------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-03 to 9-30-03	$ 6.67	$(0.06)	$ 1.40	$ 1.34	$(0.00)	$(0.00)	$(0.00)	$8.01
4-1-02 to 3-31-03	8.91	(0.05)	(2.19)	(2.24)	(0.00)[d]	(0.00)	(0.00)	6.67
4-1-01 to 3-31-02	9.11	0.02	(0.17)	(0.15)	(0.05)	(0.00)	(0.05)	8.91
6-30-00[c] to 3-31-01	10.00	0.11	(0.65)	(0.54)	(0.06)	(0.29)	(0.35)	9.11
Class B
4-1-03 to 9-30-03	$ 6.49	$ 0.07	$ 1.20	$ 1.27	$(0.00)	$(0.00)	$(0.00)	$7.76
4-1-02 to 3-31-03	8.81	(0.14)	(2.18)	(2.32)	(0.00)	(0.00)	(0.00)	6.49
4-1-01 to 3-31-02	9.07	(0.09)	(0.17)	(0.26)	(0.00)	(0.00)	(0.00)	8.81
7-6-00[c] to 3-31-01	10.01	0.02	(0.66)	(0.64)	(0.01)	(0.29)	(0.30)	9.07
Class C
4-1-03 to 9-30-03	$ 6.56	$(0.02)	$ 1.30	$ 1.28	$(0.00)	$(0.00)	$(0.00)	$7.84
4-1-02 to 3-31-03	8.85	(0.10)	(2.19)	(2.29)	(0.00)	(0.00)	(0.00)	6.56
4-1-01 to 3-31-02	9.08	(0.05)	(0.18)	(0.23)	(0.00)	(0.00)	(0.00)	8.85
7-3-00[c] to 3-31-01	10.00	0.04	(0.66)	(0.62)	(0.01)	(0.29)	(0.30)	9.08
Class Y
4-1-03 to 9-30-03	$ 6.67	$(0.03)	$ 1.38	$ 1.35	$(0.00)	$(0.00)	$(0.00)	$8.02
4-1-02 to 3-31-03	8.91	(0.01)	(2.20)	(2.21)	(0.03)	(0.00)	(0.03)	6.67
4-1-01 to 3-31-02	9.11	0.00	(0.14)	(0.14)	(0.06)	(0.00)	(0.06)	8.91
7-10-00[c] to 3-31-01	10.23	0.11	(0.88)	(0.77)	(0.06)	(0.29)	(0.35)	9.11
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)Annualized.
(c)Commencement of operations of the class.
(d)Not shown due to rounding.
		Ratios and Supplemental Data
		-----------------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Waiver	Ratio of Expenses to Average Net Assets without Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets with Waiver	Ratio of Net Investment Income (Loss) to to Average Net Assets without Waiver	Portfolio Turnover Rate

Class A
4-1-03 to 9-30-03	20.09%[a]	$39	1.87%[b]	2.01%[b]	-1.24%[b]	-1.38%[b]	12.06%
4-1-02 to 3-31-03	-25.13[a]	14	1.17	2.02	-0.49	-1.34	35.89
4-1-01 to 3-31-02	-1.67[a]	15	1.17	1.84	0.34	-0.33	39.05
6-30-00[c] to 3-31-01	-5.88[a]	11	1.01[b]	1.65[b]	1.85[b]	1.21[b]	110.18
Class B
4-1-03 to 9-30-03	19.57%	$11	3.09%[b]	3.24%[b]	-2.38%[b]	-2.53%[b]	12.06%
4-1-02 to 3-31-03	-26.33	2	2.73	3.58	-2.05	-2.90	35.89
4-1-01 to 3-31-02	-2.87	2	2.49	3.90	-0.95	-2.37	39.05
7-6-00[c] to 3-31-01	-6.85	2	2.40[b]	3.93[b]	0.44[b]	-1.09[b]	110.18
Class C
4-1-03 to 9-30-03	19.51%	$7	2.61%[b]	2.75%[b]	-2.07%[b]	-2.21%[b]	12.06%
4-1-02 to 3-31-03	-25.88	3	2.18	3.03	-1.50	-2.35	35.89
4-1-01 to 3-31-02	-2.53	4	2.10	3.30	-0.55	-1.74	39.05
7-3-00[c] to 3-31-01	-6.58	4	1.99[b]	3.26[b]	0.84[b]	-0.43[b]	110.18
Class Y
4-1-03 to 9-30-03	20.24%	$ 1	1.78%[b]	1.92%[b]	-0.74%[b]	-0.88%[b]	12.06%
4-1-02 to 3-31-03	-24.86	-	[d]	0.86	1.71	-0.18	-1.03
4-1-01 to 3-31-02	-1.52	-	[d]	0.83	1.30	0.50	0.03
7-10-00[c] to 3-31-01	-7.97	-	[d]	1.03[b]	1.68[b]	1.77[b]	1.11[b]

IVY PACIFIC OPPORTUNITIES FUND

	Selected Per-Share Data
	--------------------------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations			Less Distributions
		-------------------------------------------------------			--------------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
1-1-03 to 6-30-03	$5.96	$ 0.01	$ 0.53[a]	$ 0.54	$(0.00)	$(0.00)	$(0.00)	$6.50
1-1-02 to 12-31-02	6.72	0.01[d]	(0.77)[a]	(0.76)	(0.00)	(0.00)	(0.00)	5.96
1-1-01 to 12-31-01	7.42	(0.03)[d]	(0.66)[a]	(0.69)	(0.01)	(0.00)	(0.01)	6.72
1-1-00 to 12-31-00	9.15	0.07	(1.74)	(1.67)	(0.06)	(0.00)	(0.06)	7.42
1-1-99 to 12-31-99	6.30	0.08	2.86	2.94	(0.08)	(0.01)	(0.09)	9.15
1-1-98 to 12-31-98	8.04	0.13	(1.78)	(1.65)	(0.09)	(0.00)	(0.09)	6.30
Class B
1-1-03 to 6-30-03	$5.75	$(0.01)	$ 0.47	$ 0.46	$(0.00)	$(0.00)	$(0.00)	$6.21
1-1-02 to 12-31-02	6.56	(0.04)[d]	(0.77)	(0.81)	(0.00)	(0.00)	(0.00)	5.75
1-1-01 to 12-31-01	7.33	(0.08)[d]	(0.68)	(0.76)	(0.01)	(0.00)	(0.01)	6.56
1-1-00 to 12-31-00	9.04	0.01	(1.71)	(1.70)	(0.01)	(0.00)	(0.01)	7.33
1-1-99 to 12-31-99	6.24	0.02	2.81	2.83	(0.02)	(0.01)	(0.03)	9.04
1-1-98 to 12-31-98	7.96	0.05	(1.73)	(1.68)	(0.04)	(0.00)	(0.04)	6.24
Class C
1-1-03 to 6-30-03	$5.75	$(0.01)	$ 0.47	$ 0.46	$(0.00)	$(0.00)	$(0.00)	$6.21
1-1-02 to 12-31-02	6.55	(0.03)[d]	(0.77)	(0.80)	(0.00)	(0.00)	(0.00)	5.75
1-1-01 to 12-31-01	7.31	(0.08)[d]	(0.67)	(0.75)	(0.01)	(0.00)	(0.01)	6.55
1-1-00 to 12-31-00	9.07	0.01	(1.71)	(1.70)	(0.06)	(0.00)	(0.06)	7.31
1-1-99 to 12-31-99	6.25	0.02	2.82	2.84	(0.01)	(0.01)	(0.02)	9.07
1-1-98 to 12-31-98	7.94	0.08	(1.75)	(1.67)	(0.02)	(0.00)	(0.02)	6.25
(a)Includes redemption fees added to paid-in capital.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)Annualized.
(d)Based on Average shares outstanding.
		Ratios and Supplemental Data
		-------------------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement	Ratio of Expenses to Average Net Assets without Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement	Ratio of Net Investment Income (Loss) to to Average Net Assets without Reimbursement	Portfolio Turnover Rate

Class A
1-1-03 to 6-30-03	9.06%[b]	$ 7	2.59%[c]	2.84%[c]	0.24%[c]	-0.01%[c]	80%
1-1-02 to 12-31-02	-11.31[a,b]	5	2.21	3.52	0.20	-1.11	16
1-1-01 to 12-31-01	-9.29[a,b]	6	2.21	3.57	-0.49	-1.85	82
1-1-00 to 12-31-00	-18.25[b]	9	2.16	3.10	0.83	-0.11	108
1-1-99 to 12-31-99	46.72[b]	13	2.19	2.84	1.01	0.36	23
1-1-98 to 12-31-98	-20.56[b]	9	2.30	2.86	1.60	1.04	56
Class B
1-1-03 to 6-30-03	8.00%	$4	3.46%[c]	3.71%[c]	-0.69%[c]	-0.94%[c]	80%
1-1-02 to 12-31-02	-12.35	3	2.96	4.27	-0.55	-1.86	16
1-1-01 to 12-31-01	-10.35	4	2.95	4.31	-1.22	-2.58	82
1-1-00 to 12-31-00	-18.80	6	2.92	3.86	0.07	-0.87	108
1-1-99 to 12-31-99	45.33	8	2.97	3.62	0.24	-0.41	23
1-1-98 to 12-31-98	-21.04	6	3.08	3.64	0.82	0.26	56
Class C
1-1-03 to 6-30-03	8.00%	$1	3.32%[c]	3.58%[c]	-0.54%[c]	-0.80%[c]	80%
1-1-02 to 12-31-02	-12.21	1	2.94	4.25	-0.53	-1.84	16
1-1-01 to 12-31-01	-10.25	1	2.90	4.26	-1.18	-2.54	82
1-1-00 to 12-31-00	-18.79	2	3.03	3.97	-0.03	-0.97	108
1-1-99 to 12-31-99	45.41	1	3.03	3.68	0.18	-0.47	23
1-1-98 to 12-31-98	-21.02	1	2.98	3.54	0.92	0.36	56

IVY REAL ESTATE SECURITIES FUND

Historical information is presented for Advantus Real Estate Securities Fund Class A shares

	Selected Per-Share Data
	---------------------------------------------------------------------------------------------------------------------------------------------------------
		Income (Decrease) From Investment Operations			Less Distributions
		-------------------------------------------------			------------------------------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Net Realized Gains	Excess Distributions of Net Investment Income	Total Distributions	Net Asset Value End of Period

8-1-02 to 7-31-03	$11.93	$0.48	$1.72	$2.20	$(0.48)	$(0.23)	$0.00	$(0.71)	$13.42
8-1-01 to 7-31-02	11.67	0.32	1.01	1.33	(0.28)	(0.79)	0.00	(1.07)	11.93
8-1-00 to 7-31-01	11.23	0.51	0.47	0.98	(0.54)	0.00	0.00	(0.54)	11.67
8-1-99 to 7-31-00	10.25	0.43	1.00	1.43	(0.41)	(0.04)	0.00	(0.45)	11.23
2-25-99[b] to 7-31-99	10.02	0.18	0.31	0.49	(0.18)	0.00	(0.08)	(0.26)	10.25
(a)Total return figures presented for the Periods stated above assume reinvestment of distributions and do not include the effects of sales charges.
(b)Date shares became effectively registered.
(c)Adjusted to an annual basis.
		Ratios and Supplemental Data
		--------------------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return[a]	Net Assets End of Period (in Thousands)	Ratio of Expenses to Average Net Assets with with Waiver	Ratio of Expenses to Average Net Assets without Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets with Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets without Waiver	Portfolio Turnover Rate

8-1-02 to 7-31-03	19.65%	$60,198	1.46%	1.46%	2.95%	2.95%	48.2%
8-1-01 to 7-31-02	12.31	32,269	1.50	1.69	2.83	2.64	101.2
8-1-00 to 7-31-01	9.10	17,336	1.50	1.99	4.29	3.81	173.1
8-1-99 to 7-31-00	14.89	11,704	1.50	2.72	4.26	3.04	116.8
2-25-99[b] to 7-31-99	4.78	6,113	1.50[c]	3.49[c]	4.09[c]	2.10[c]	51.5

IVY SCIENCE AND TECHNOLOGY FUND

(formerly, W&R Science and Technology Fund)

	Selected Per-Share Data
	--------------------------------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations			Less Distributions
		-----------------------------------------------------------			-------------------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-03 to 9-30-03	$14.17	$(0.18)	$ 2.69	$ 2.51	$(0.00)	$(0.00)	$(0.00)	$16.68
4-1-02 to 3-31-03	18.19	(0.32)	(3.70)	(4.02)	(0.00)	(0.00)	(0.00)	14.17
4-1-01 to 3-31-02	17.93	(0.45)	0.73	0.28	(0.00)	(0.02)	(0.02)	18.19
7-3-00[c] to 3-31-01	34.91	0.02	(9.35)	(9.33)	(0.00)	(7.65)	(7.65)	17.93
Class B
4-1-03 to 9-30-03	$13.77	$(0.13)	$ 2.48	$ 2.35	$(0.00)	$(0.00)	$(0.00)	$16.12
4-1-02 to 3-31-03	17.88	(0.34)	(3.77)	(4.11)	(0.00)	(0.00)	(0.00)	13.77
4-1-01 to 3-31-02	17.80	(0.38)	0.48	0.10	(0.00)	(0.02)	(0.02)	17.88
7-3-00[c] to 3-31-01	34.91	(0.06)	(9.40)	(9.46)	(0.00)	(7.65)	(7.65)	17.80
Class Ce
4-1-03 to 9-30-03	$13.88	$(0.16)	$ 2.54	$ 2.38	$(0.00)	$(0.00)	$(0.00)	$16.26
4-1-02 to 3-31-03	17.97	(0.25)	(3.84)	(4.09)	(0.00)	(0.00)	(0.00)	13.88
4-1-01 to 3-31-02	17.83	(0.24)	0.40	0.16	(0.00)	(0.02)	(0.02)	17.97
4-1-00 to 3-31-01	45.03	(0.12)	(19.43)	(19.55)	(0.00)	(7.65)	(7.65)	17.83
4-1-99 to 3-31-00	17.45	(0.95)	28.77	27.82	(0.00)	(0.24)	(0.24)	45.03
4-1-98 to 3-31-99	12.01	(0.09)	5.53	5.44	(0.00)	(0.00)	(0.00)	17.45
Class Y
4-1-03 to 9-30-03	$14.51	$(0.24)	$ 2.82	$ 2.58	$(0.00)	$(0.00)	$(0.00)	$17.09
4-1-02 to 3-31-03	18.54	(0.26)	(3.77)	(4.03)	(0.00)	(0.00)	(0.00)	14.51
4-1-01 to 3-31-02	18.21	(0.51)	0.86	0.35	(0.00)	(0.02)	(0.02)	18.54
4-1-00 to 3-31-01	45.36	(0.01)	(19.49)	(19.50)	(0.00)	(7.65)	(7.65)	18.21
4-1-99 to 3-31-00	17.65	(6.09)	34.04	27.95	(0.00)	(0.24)	(0.24)	45.36
6-9-98c to 3-31-99	12.20	0.01	5.44	5.45	(0.00)	(0.00)	(0.00)	17.65
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)Annualized.
(c)Commencement of operations of the class.
(d)For the fiscal year ended March 31, 2001.
(e)The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
(f)Not shown due to rounding.
(g)For the fiscal year ended March 31, 1999.
	Ratios and Supplemental Data
	----------------------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Class A
4-1-03 to 9-30-03	17.71%[a]	$25	1.80%[b]	1.11%[b]	59.69%
4-1-02 to 3-31-03	-22.10[a]	14	1.79	-0.92	74.48
4-1-01 to 3-31-02	1.56[a]	12	1.75	-0.76	90.92
7-3-00[c] to 3-31-01	-31.95[a]	6	1.70[b]	0.26[b]	111.25[d]
Class B
4-1-03 to 9-30-03	17.07%	$9	3.00%[b]	-2.31%[b]	59.69%
4-1-02 to 3-31-03	-22.99	4	3.00	-2.12	74.48
4-1-01 to 3-31-02	0.56	4	2.75	-1.73	90.92
7-3-00[c] to 3-31-01	-32.37	3	2.53[b]	-0.55[b]	111.25[d]
Class Ce
4-1-03 to 9-30-03	17.15%	$ 79	2.70%[b]	-1.96%[b]	59.69%
4-1-02 to 3-31-03	-22.76	70	2.67	-1.77	74.48
4-1-01 to 3-31-02	0.89	112	2.45	-1.40	90.92
4-1-00 to 3-31-01	-47.49	134	2.27	-0.44	111.25
4-1-99 to 3-31-00	159.75	283	2.20	-1.68	44.19
4-1-98 to 3-31-99	45.30	44	2.57	-1.26	51.00
Class Y
4-1-03 to 9-30-03	17.78%[b]	$6	1.44%[b]	-0.79%[b]	59.69%
4-1-02 to 3-31-03	-21.74	3	1.41	-0.53	74.48
4-1-01 to 3-31-02	1.92	3	1.39	-0.43	90.92
4-1-00 to 3-31-01	-47.00	1	1.35	0.47	111.25
4-1-99 to 3-31-00	158.67	2	1.36	-0.96	44.19
6-9-98[c] to 3-31-99	44.67	-[f]	0.62[b]	0.54[b]	51.00[g]

IVY SMALL CAP GROWTH FUND

(formerly, W&R Small Cap Growth Funda)

	Selected Per-Share Data
	---------------------------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations			Less Distributions
		-------------------------------------------------------			------------------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-03 to 9-30-03	$ 8.25	$(0.10)	$ 1.57	$ 1.47	$(0.00)	$(0.00)	$(0.00)	$ 9.72
4-1-02 to 3-31-03	10.59	(0.23)	(2.11)	(2.34)	(0.00)	(0.00)	(0.00)	8.25
4-1-01 to 3-31-02	9.43	(0.59)	1.75	1.16	(0.00)	(0.00)	(0.00)	10.59
7-3-00[d] to 3-31-01	19.64	(0.02)	(4.74)	(4.76)	(0.00)	(5.45)	(5.45)	9.43
Class B
4-1-03 to 9-30-03	$ 8.01	$(0.10)	$ 1.48	$ 1.38	$(0.00)	$(0.00)	$(0.00)	$ 9.39
4-1-02 to 3-31-03	10.40	(0.21)	(2.18)	(2.39)	(0.00)	(0.00)	(0.00)	8.01
4-1-01 to 3-31-02	9.36	(0.26)	1.30	1.04	(0.00)	(0.00)	(0.00)	10.40
7-6-00[d] to 3-31-01	19.26	(0.06)	(4.39)	(4.45)	(0.00)	(5.45)	(5.45)	9.36
Class Cf,g
4-1-03 to 9-30-03	$ 8.07	$(0.10)	$ 1.50	$ 1.40	$(0.00)	$(0.00)	$(0.00)	$ 9.47
4-1-02 to 3-31-03	10.44	(0.16)	(2.21)	(2.37)	(0.00)	(0.00)	(0.00)	8.07
4-1-01 to 3-31-02	9.38	(0.16)	1.22	1.06	(0.00)	(0.00)	(0.00)	10.44
4-1-00 to 3-31-01	21.64	(0.10)	(6.71)	(6.81)	(0.00)	(5.45)	(5.45)	9.38
4-1-99 to 3-31-00	14.74	(0.18)	10.22	10.04	(0.00)	(3.14)	(3.14)	21.64
4-1-98 to 3-31-99	14.29	(0.11)	2.91	2.80	(0.00)	(2.35)	(2.35)	14.74
Class Yf
4-1-03 to 9-30-03	$ 8.89	$(0.12)	$ 1.72	$ 1.60	$(0.00)	$(0.00)	$(0.00)	$10.49
4-1-02 to 3-31-03	11.39	(0.11)	(2.39)	(2.50)	(0.00)	(0.00)	(0.00)	8.89
4-1-01 to 3-31-02	10.14	(0.34)	1.59	1.25	(0.00)	(0.00)	(0.00)	11.39
4-1-00 to 3-31-01	22.65	(0.20)	(6.86)	(7.06)	(0.00)	(5.45)	(5.45)	10.14
4-1-99 to 3-31-00	15.21	(0.15)	10.73	10.58	(0.00)	(3.14)	(3.14)	22.65
4-1-98 to 3-31-99	14.55	0.00	3.01	3.01	(0.00)	(2.35)	(2.35)	15.21
(a)Small Cap Growth Fund (formerly Growth Fund) changed its name effective June 30, 2000.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)Annualized.
(d)Commencement of operations of the class.
(e)For the fiscal year ended March 31, 2001.
(f)Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
(g)The financial data shown for a Class C share are based on the financial data for a share of the fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
		Ratios and Supplemental Data
		-----------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Class A
4-1-03 to 9-30-03	17.82%[b]	$33	1.48%[c]	-1.16%[c]	33.64%
4-1-02 to 3-31-03	-22.10[b]	20	1.54	-1.22	30.63
4-1-01 to 3-31-02	12.30[b]	16	1.39	-0.93	28.77
7-3-00[d] to 3-31-01	-28.30[b]	4	1.49[c]	-0.39[c]	47.85[e]
Class B
4-1-03 to 9-30-03	17.23%	$10	2.59%[c]	-2.27%[c]	33.64%
4-1-02 to 3-31-03	-22.98	7	2.64	-2.31	30.63
4-1-01 to 3-31-02	11.11	8	2.43	-1.94	28.77
7-6-00[d] to 3-31-01	-27.29	5	2.31[c]	-1.18[c]	47.85e
Class Cf,g
4-1-03 to 9-30-03	17.35%	$305	2.31%[c]	-1.99%[c]	33.64%
4-1-02 to 3-31-03	-22.70	273	2.31	-1.98	30.63
4-1-01 to 3-31-02	11.30	435	2.20	-1.70	28.77
4-1-00 to 3-31-01	-35.17	459	2.12	-0.81	47.85
4-1-99 to 3-31-00	73.38	801	2.11	-0.90	82.24
4-1-98 to 3-31-99	21.61	425	2.10	-0.90	51.41
Class Yf
4-1-03 to 9-30-03	18.00%	$67	1.36%[c]	-1.04%[c]	33.64%
4-1-02 to 3-31-03	-21.95	42	1.33	-1.00	30.63
4-1-01 to 3-31-02	12.33	48	1.31	-0.83	28.77
4-1-00 to 3-31-01	-34.67	21	1.30	-0.02	47.85
4-1-99 to 3-31-00	74.71	17	1.30	-0.09	82.24
4-1-98 to 3-31-99	22.73	8	1.18	0.08	51.41

IVY SMALL CAP VALUE FUND

Historical information is presented for Advantus Venture Fund Class A shares

	Selected Per-Share Data
	--------------------------------------------------------------------------------------------------------------------------------------------------------
		Income (Decrease) From Investment Operations				Less Distributions
		-------------------------------------------------				--------------------------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Dividends in Excess of Net Investment Income	Distributions From Net Realized Gains	Total Distributions	Net Asset Value End of Period

8-1-02 to 7-31-03	$12.25	$(0.09)	$1.74	$1.65	$ -[b]	$0.00	$(0.88)	$(0.88)	$13.02
8-1-01 to 7-31-02	15.05	(0.08)	(1.84)	(1.92)	0.00	0.00	(0.88)	(0.88)	12.25
8-1-00 to 7-31-01	11.47	(0.06)	4.04	3.98	0.00	0.00	(0.40)	(0.40)	15.05
8-1-99 to 7-31-00	11.20	0.05	0.32	0.37	(0.06)	(0.04)	0.00	(0.10)	11.47
8-1-98 to 7-31-99	12.03	0.10	(0.59)	(0.49)	(0.09)	0.00	(0.23)	(0.34)[c]	11.20
(a)Total return figures presented for the Periods stated above assume reinvestment of distributions and do not include the effects of sales charges.
(b)Amount is less than $0.01.
(c)Total Distributions number also includes (0.02) Tax return of capital.
		Ratios and Supplemental Data
		---------------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return[a]	Net Assets End of Period (in Thousands)	Ratio of Expenses to Average Net Assets with with Waiver	Ratio of Expenses to Average Net Assets without Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets with Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets without Waiver	Portfolio Turnover Rate

8-1-02 to 7-31-03	14.91%	$59,141	1.53%	1.53%	(0.82)%	(0.82)%	54.2%
8-1-01 to 7-31-02	(13.27)	53,071	1.27	1.37	(0.57)	(0.67)	37.3
8-1-00 to 7-31-01	35.18	54,735	1.40	1.51	(0.56)	(0.67)	37.8
8-1-99 to 7-31-00	3.74	31,371	1.40	1.71	0.63	0.32	169.0
8-1-98 to 7-31-99	(3.89)	31,683	1.40	1.64	0.81	0.57	103.9

IVY TAX-MANAGED EQUITY FUND

(formerly, W&R Tax-Managed Equity Fund)

	Selected Per-Share Data
	--------------------------------------------------------------------------------------------------------------------------------------------------
		Increase (Decrease) From Investment Operations				Less Distributions
		------------------------------------------------------				---------------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-03 to 9-30-03	$ 5.73	$(0.06)	$ 0.94	$0.88	$(0.00)	$(0.00)	$(0.00)	$6.61
4-1-02 to 3-31-03	6.43	(0.03)	(0.67)	(0.70)	(0.00)	(0.00)	(0.00)	5.73
4-1-01 to 3-31-02	7.19	(0.08)	(0.68)	(0.76)	(0.00)	(0.00)	(0.00)	6.43
6-30-00[c] to 3-31-01	10.00	(0.00)	(2.81)	(2.81)	(0.00)	(0.00)	(0.00)	7.19
Class B
4-1-03 to 9-30-03	$ 5.58	$(0.07)	$ 0.89	$0.82	$(0.00)	$(0.00)	$(0.00)	$6.40
4-1-02 to 3-31-03	6.31	(0.11)	(0.62)	(0.73)	(0.00)	(0.00)	(0.00)	5.58
4-1-01 to 3-31-02	7.12	(0.13)	(0.68)	(0.81)	(0.00)	(0.00)	(0.00)	6.31
7-13-00[c] to 3-31-01	10.06	(0.05)	(2.89)	(2.94)	(0.00)	(0.00)	(0.00)	7.12
Class C
4-1-03 to 9-30-03	$ 5.57	$(0.05)	$ 0.87	$0.82	$(0.00)	$(0.00)	$(0.00)	$6.39
4-1-02 to 3-31-03	6.32	(0.12)	(0.63)	(0.75)	(0.00)	(0.00)	(0.00)	5.57
4-1-01 to 3-31-02	7.13	(0.19)	(0.62)	(0.81)	(0.00)	(0.00)	(0.00)	6.32
7-6-00[c] to 3-31-01	10.01	(0.06)	(2.82)	(2.88)	(0.00)	(0.00)	(0.00)	7.13
(a)Total return calculated without taking into account the sales load deducted on an initial purchase.
(b)Annualized.
(c)Commencement of operations of the class.
(d)Not shown due to rounding.
		Ratios and Supplemental Data
		---------------------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Ratio of Waiver	Ratio of Expenses to Average Net Assets without Ratio of Waiver	Investment Income (Loss) to Average Net Assets with Investment Waiver	Investment Income (Loss) to to Average Net Assets without Investment Waiver	Portfolio Turnover Rate

Class A
4-1-03 to 9-30-03	15.36%[a]	$5	2.25%[b]	2.90%[b]	-1.77%[b]	-2.42%[b]	54.51%
4-1-02 to 3-31-03	-10.89[a]	4	1.50	2.15	-0.67	-1.32	145.24
4-1-01 to 3-31-02	-10.57[a]	4	1.62	2.17	-0.92	-1.46	95.60
6-30-00[c] to 3-31-01	-28.10[a]	4	1.27[b]	1.80b	-0.09[b]	-0.62[b]	73.46
Class B
4-1-03 to 9-30-03	14.70%	$-[d]	3.23%[b]	3.88%[b]	-2.76%[b]	-3.41%[b]	54.51%
4-1-02 to 3-31-03	-11.57	-[d]	2.47	3.12	-1.63	-2.28	145.24
4-1-01 to 3-31-02	-11.38	-[d]	2.56	3.42	-1.86	-2.71	95.60
7-13-00[c] to 3-31-01	-29.22	-[d]	2.45[b]	3.48[b]	-1.74[b]	-2.77[b]	73.46
Class C
4-1-03 to 9-30-03	14.72%	$1	3.39%[b]	4.04%[b]	-2.92%[b]	-3.57%[b]	54.51%
4-1-02 to 3-31-03	-11.87	1	2.64	3.29	-1.81	-2.46	145.24
4-1-01 to 3-31-02	-11.36	1	2.76	3.69	-2.07	-2.99	95.60
7-6-00[c] to 3-31-01	-28.77	-[d]	2.35[b]	3.34[b]	-1.52[b]	-2.50[b]	73.46

IVY VALUE FUND

Historical information is presented for Advantus Cornerstone Fund Class A shares

	Selected Per-Share Data
	----------------------------------------------------------------------------------------------------------------------------------------------------------
		Income (Decrease) From Investment Operations			Less Distributions
		--------------------------------------------------			----------------------------------------------------------------------
For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gains	Excess Distributions of Net Investment Income	Total Distributions	Net Asset Value End of Period

8-1-02 to 7-31-03	$11.81	$0.12	$0.72	$0.84	$(0.11)	$0.00	$0.00	$(0.11)	$12.54
10-1-01 to 7-31-02	12.59	0.08	(0.78)	(0.70)	(0.08)	0.00	0.00	(0.08)	11.81
10-1-00 to 9-30-01	15.08	0.09	(2.50)	(2.41)	(0.08)	0.00	0.00	(0.08)	12.59
10-1-99 to 9-30-00	15.14	0.06	0.13	0.19	(0.05)	(0.13)	(0.06)	(0.25)[c]	15.08
10-1-98 to 9-30-99	13.88	0.15	1.26	1.41	(0.15)	0.00	0.00	(0.15)	15.14
10-1-97 to 9-30-98	18.68	0.16	(3.04)	(2.88)	(0.16)	(1.76)	0.00	(1.92)	13.88
(a)Total return figures presented for the Periods stated above assume reinvestment of distributions and do not include the effects of sales charges.
(b)Adjusted to an annual basis.
(c)Total Distributions number also includes (0.01) Tax return of capital.
		Ratios and Supplemental Data
		--------------------------------------------------------------------------------------------------------------------------------------
For the Period From	Total Return[a]	Net Assets End of Period (in Thousands)	Ratio of Expenses to Average Net Assets with with Waiver	Ratio of Expenses to Average Net Assets without Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets with Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets without Waiver	Portfolio Turnover Rate

8-1-02 to 7-31-03	7.23%	$63,549	1.29%	1.50%	1.05%	0.84%	123.4%
10-1-01 to 7-31-02	(5.72)	57,947	1.24[b]	1.41[b]	0.70[b]	0.53[b]	95.3
10-1-00 to 9-30-01	(15.97)	65,766	1.24	1.39	0.61	0.46	147.9
10-1-99 to 9-30-00	1.26	81,389	1.24	1.34	0.43	0.33	180.1
10-1-98 to 9-30-99	10.13	92,657	1.21	1.23	0.94	0.92	78.7
10-1-97 to 9-30-98	(16.45)	93,833	1.16	1.25	0.98	0.89	114.4

IVY FUNDS

Custodian	Distributor
UMB Bank, n.a. 928 Grand Boulevard Kansas City, Missouri 64106	Ivy Funds Distributor, Inc. 6300 Lamar Avenue P. O. Box 29217 Shawnee Mission, Kansas 66201-9217 913-236-2000 800-777-6472

Legal Counsel	Transfer Agent
Bell, Boyd & Lloyd LLC Three First National Plaza 70 West Madison Street Suite 3300 Chicago, Illinois 60602-4207	Waddell & Reed Services Company 6300 Lamar Avenue P. O. Box 29217 Shawnee Mission, Kansas 66201-9217 913-236-2000 800-777-6472

Independent Auditors	Accounting Services Agent
Deloitte & Touche LLP 1010 Grand Boulevard Kansas City, Missouri 64106-2232	Waddell & Reed Services Company 6300 Lamar Avenue P. O. Box 29217 Shawnee Mission, Kansas 66201-9217 913-236-2000 800-777-6472
Investment Manager
Waddell & Reed Ivy Investment Company 6300 Lamar Avenue P. O. Box 29217 Shawnee Mission, Kansas 66201-9217 913-236-2000 800-777-6472

IVY FUNDS

You can get more information about each Fund in the--

  Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  Annual and Semiannual Reports to Shareholders, which detail a Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the year covered by the report.

To request a copy of the Funds' current SAI or copies of the most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Ivy Funds Distributor, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-942-8090.

The Funds' SEC file numbers are as follows:

Ivy Funds, Inc. 811-6569
Ivy Fund: 811-01028

IVY FUNDS DISTRIBUTOR, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
800-777-6472

WRP3300 526863